UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

Aggressive Growth Prepared Portfolio
Bond Portfolio
Conservative Prepared Portfolio
GNMA Portfolio
Government Income Portfolio
Growth Prepared Portfolio
High Yield Bond Portfolio
Inflation Protected Bond Portfolio
Intermediate Government Bond Portfolio
Long Duration Bond Portfolio
Low Duration Bond Portfolio
Managed Income Portfolio
Moderate Prepared Portfolio
Total Return Portfolio II

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2010

Date of reporting period: 12/31/2009

Item 1	–	Schedule of Investments

Schedule of Investments December 31, 2009 (Unaudited)	BlackRock Conservative Prepared Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Equity Funds — 44.5%
BlackRock Basic Value Fund, Institutional Class	149,486	$3,460,607
BlackRock Capital Appreciation Portfolio, Institutional Class	214,908	3,440,682
BlackRock Global Dynamic Equity Fund, Institutional Class	305,814	3,415,947
BlackRock Global Emerging Markets Fund, Institutional Class	46,744	839,983
BlackRock International Opportunities Portfolio, Institutional Class	37,235	1,178,492
BlackRock Large Cap Core Fund, Institutional Class	338,450	3,408,189
BlackRock Small Cap Core Equity Portfolio, Institutional Class(a)	98,873	1,423,774

		17,167,674

Fixed Income Funds — 55.4%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	100,981	1,068,378
BlackRock Total Return Fund, BlackRock Class	1,921,349	20,289,443

		21,357,821

Short-Term Securities — 0.0%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.11%(b)	18,998	18,998

Total Affiliated Investment Companies (Cost — $34,094,426*) — 99.9%		38,544,493
Other Assets Less Liabilities — 0.1%		23,561

Net Assets — 100.0%		$38,568,054

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$38,365,860

Gross unrealized appreciation	$4,450,067
Gross unrealized depreciation	(4,271,434)

Net unrealized appreciation	$178,633

(a)	Non-income producing security.

(b)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets
Level 1 - Affiliated Investment Companies	$38,544,493
Level 2	—
Level 3	—

Total	$38,544,493

DECEMBER 31, 2009	1

Schedule of Investments December 31, 2009 (Unaudited)	BlackRock Moderate Prepared Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Equity Funds — 64.5%
BlackRock Basic Value Fund, Institutional Class	433,360	$10,032,289
BlackRock Capital Appreciation Portfolio, Institutional Class	622,525	9,966,626
BlackRock Global Dynamic Equity Fund, Institutional Class	885,465	9,890,646
BlackRock Global Emerging Markets Fund, Institutional Class	135,384	2,432,848
BlackRock International Opportunities Portfolio, Institutional Class	107,536	3,403,524
BlackRock Large Cap Core Fund, Institutional Class	980,840	9,877,059
BlackRock Small Cap Core Equity Portfolio, Institutional Class(a)	286,649	4,127,752

		49,730,744

Fixed Income Funds — 35.5%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	129,751	1,372,768
BlackRock Total Return Fund, BlackRock Class	2,463,789	26,017,617

		27,390,385

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.11%(b)	264,805	264,805

Total Affiliated Investment Companies (Cost — $70,573,318*) — 100.3%		77,385,934
Liabilities in Excess of Other Assets — (0.3)%		(253,869)

Net Assets — 100.0%		$77,132,065

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$79,732,234

Gross unrealized appreciation	$6,812,616
Gross unrealized depreciation	(9,158,916)

Net unrealized depreciation	$(2,346,300)

(a)	Non-income producing security.

(b)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets
Level 1 - Affiliated Investment Companies	$77,385,934
Level 2	—
Level 3	—

Total	$77,385,934

2	DECEMBER 31, 2009

Schedule of Investments December 31, 2009 (Unaudited)	BlackRock Growth Prepared Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Equity Funds — 83.9%
BlackRock Basic Value Fund, Institutional Class	447,064	$10,349,532
BlackRock Capital Appreciation Portfolio, Institutional Class	642,027	10,278,847
BlackRock Global Dynamic Equity Fund, Institutional Class	912,610	10,193,849
BlackRock Global Emerging Markets Fund, Institutional Class	139,694	2,510,306
BlackRock International Opportunities Portfolio, Institutional Class	110,599	3,500,468
BlackRock Large Cap Core Fund, Institutional Class	1,011,782	10,188,643
BlackRock Small Cap Core Equity Portfolio, Institutional Class(a)	295,792	4,259,405

		51,281,050

Fixed Income Funds — 15.9%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	46,058	487,290
BlackRock Total Return Fund, BlackRock Class	873,315	9,222,201

		9,709,491

Short-Term Securities — 0.0%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.11%(b)	35,771	35,771

Total Affiliated Investment Companies (Cost — $58,071,119*) — 99.8%		61,026,312
Other Assets Less Liabilities — 0.2%		125,261

Net Assets — 100.0%		$61,151,573

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$65,496,717

Gross unrealized appreciation	$3,654,834
Gross unrealized depreciation	(8,125,239)

Net unrealized depreciation	$(4,470,405)

(a)	Non-income producing security.

(b)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets
Level 1 - Affiliated Investment Companies	$61,026,312
Level 2	—
Level 3	—

Total	$61,026,312

DECEMBER 31, 2009	3

Schedule of Investments December 31, 2009 (Unaudited)	BlackRock Aggressive Growth Prepared Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Equity Funds — 100.2%
BlackRock Basic Value Fund, Institutional Class	292,083	$6,761,720
BlackRock Capital Appreciation Portfolio, Institutional Class	420,507	6,732,322
BlackRock Global Dynamic Equity Fund, Institutional Class	596,255	6,660,167
BlackRock Global Emerging Markets Fund, Institutional Class	91,330	1,641,193
BlackRock International Opportunities Portfolio, Institutional Class	72,621	2,298,442
BlackRock Large Cap Core Fund, Institutional Class	662,136	6,667,708
BlackRock Small Cap Core Equity Portfolio, Institutional Class(a)	193,055	2,779,988

		33,541,540

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.11%(b)	100,615	100,615

Total Affiliated Investment Companies (Cost — $31,895,919*) — 100.5%		33,642,155
Liabilities in Excess of Other Assets — (0.5)%		(156,177)

Net Assets — 100.0%		$33,485,978

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$37,237,183

Gross unrealized appreciation	$2,372,290
Gross unrealized depreciation	(5,967,318)

Net unrealized depreciation	$(3,595,028)

(a)	Non-income producing security.

(b)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets
Level 1 - Affiliated Investment Companies	$33,642,155
Level 2	—
Level 3	—

Total	$33,642,155

4	DECEMBER 31, 2009

Schedule of Investments December 31, 2009 (Unaudited)	BlackRock Bond Portfolio (Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
AEP Texas Central Transition Funding LLC, Series 2006-A, Class A4,
5.17%, 1/01/18	USD	940	$1,005,640
American Express Issuance Trust, Series 2008-2, Class A,
4.02%, 2/15/10		7,075	7,105,216
AMRESCO Independence Funding, Inc., Series 2000-1A, Class A,
1.40%, 1/15/27(a)(b)		578	347,076
Bank of America Auto Trust, Series 2009-2A, Class A2,
1.16%, 2/15/12(a)		7,210	7,227,522
Bear Stearns Asset Backed Securities Trust, Series 2006-3, Class A1,
0.38%, 8/25/36(b)		1,240	1,165,341
Chase Issuance Trust, Series 2009-A7, Class A7,
0.68%, 9/17/12(b)		10,475	10,487,505
Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC3, Class A2A,
0.34%, 3/25/37(b)		680	575,242
Conseco Financial Corp., Series 1996-7, Class A6,
7.65%, 10/15/27(b)		362	359,986
Countrywide Asset-Backed Certificates, Series 2007-12, Class 2A1,
0.58%, 5/25/29(b)		3,610	3,333,683
DT Auto Owner Trust, Series 2007-A, Class A3,
5.60%, 3/15/13(a)(c)		2,974	3,029,219
Ford Credit Auto Owner Trust:
Series 2009-A, Class A3B,
2.73%, 1/15/12(b)		18,730	19,203,155
Series 2007-A, Class A4B,
0.28%, 6/15/12(b)		5,300	5,257,138
Globaldrive BV, Series 2008-2, Class A,
4.00%, 10/20/16	EUR	2,497	3,605,208
GSAA Trust, Series 2004-8, Class A3A,
0.60%, 9/25/34(b)	USD	224	156,365
IFC SBA Loan-Backed Adjustable Rate Certificate, Series 1997-1, Class A,
1.25%, 1/15/24(a)(b)		216	160,738
Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3,
1.67%, 1/15/14		8,215	8,214,261
Nissan Auto Receivables Owner Trust:
Series 2009-1, Class A2,
3.92%, 4/15/11		6,240	6,291,697
Series 2009-A, Class A2,
2.94%, 7/15/11		5,605	5,655,831
PECO Energy Transition Trust, Series 2001-A, Class A1,
6.52%, 9/01/10		3,510	3,597,604
PMC Capital LP, Series 1998-1, Class A,
2.25%, 4/01/21(a)(b)		647	453,038
Popular ABS Mortgage Pass-Through Trust, Series 2006-D, Class A1,
0.29%, 11/25/36(b)		623	602,401
SLM Student Loan Trust:
Series 2008-5, Class A2,
1.38%, 10/25/16(b)		8,030	8,152,940
Series 2008-5, Class A3,
1.58%, 1/25/18(b)		2,130	2,189,726
Series 2005-4, Class A2,
0.36%, 4/26/21(b)		2,375	2,355,524
Series 2008-5, Class A4,
1.98%, 7/25/23(b)		5,750	6,009,260
Series 2005-8, Class A4,
1.03%, 1/25/28(b)		7,725	7,522,793
Structured Asset Receivables Trust Certificates, Series 2003-2A,
0.68%, 1/21/11(a)(b)		2	1,767
Structured Asset Securities Corp., Series 2003-AL1, Class A,
3.36%, 4/25/31(a)		1,743	1,514,183
SWB Loan-Backed Certificates, Series 1999-1, Class A,
7.38%, 5/15/25(a)		627	526,718

Total Asset-Backed Securities — 10.3%			116,106,777

Corporate Bonds
Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc.,
5.20%, 8/15/15(a)		715	736,585

Automobiles — 0.4%
Daimler Finance North America LLC:
4.88%, 6/15/10		2,000	2,032,832
5.75%, 9/08/11		2,300	2,415,947
6.50%, 11/15/13		475	520,712

			4,969,491

Beverages — 1.1%
Anheuser-Busch InBev Worldwide, Inc.,
3.00%, 10/15/12(a)		10,825	10,875,715
Bottling Group LLC,
6.95%, 3/15/14		1,450	1,668,382

			12,544,097

Capital Markets — 2.9%
The Bank of New York Mellon Corp.,
4.30%, 5/15/14		4,870	5,125,495
The Goldman Sachs Group, Inc.,
5.25%, 10/15/13		5,075	5,389,716
Lehman Brothers Holdings, Inc.,
6.75%, 12/28/17(d)(e)		2,550	765
Morgan Stanley:
6.75%, 4/15/11		390	413,198
0.53%, 1/09/12(b)		10,025	9,911,497
4.20%, 11/20/14		5,655	5,658,947
5.55%, 4/27/17		660	662,922
6.25%, 8/28/17(f)		2,875	3,000,301
5.63%, 9/23/19		2,100	2,115,351

			32,278,192

Commercial Banks — 0.7%
Deutsche Bank AG,
5.38%, 10/12/12		3,175	3,427,587
JPMorgan Chase Bank, N.A.:
6.00%, 7/05/17		3,575	3,788,460
6.00%, 10/01/17		930	995,727

			8,211,774

Communications Equipment — 0.4%
Cisco Systems, Inc.,
4.45%, 1/15/20		4,400	4,316,330

Portfolios Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, we have abbreviated certain descriptions according to the list on the right.	AGM	Assured Guaranty Municipal Corp.	JPY	Japanese Yen
	AUD	Australian Dollar	LIBOR	London InterBank Offered Rate
	CAD	Candadian Dollar	RB	Revenue Bonds
	EUR	Euro	TBA	To-Be-Announced
	GBP	British Pound	USD	US Dollar
	GO	General Obligation

DECEMBER 31, 2009	1

Schedule of Investments (continued)	BlackRock Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Consumer Finance — 0.3%
SLM Corp.,
0.83%, 1/31/14(b)	USD	3,850	$3,007,581

Diversified Financial Services — 3.8%
Bank of America Corp.:
6.00%, 9/01/17		2,400	2,491,018
5.75%, 12/01/17		560	573,450
The Bear Stearns Cos. LLC:
5.50%, 8/15/11		1,850	1,969,812
6.95%, 8/10/12		3,575	3,994,262
BP Capital Markets Plc,
3.13%, 3/10/12		4,175	4,300,450
Countrywide Financial Corp.,
5.80%, 6/07/12		3,120	3,311,914
EnCana Holdings Finance Corp.,
5.80%, 5/01/14		1,040	1,135,366
General Electric Capital Corp.:
4.88%, 10/21/10		4,120	4,260,677
5.00%, 12/01/10		8,200	8,528,049
0.40%, 4/10/12(b)		1,025	1,002,676
JPMorgan Chase & Co.:
6.25%, 2/15/11		1,500	1,566,243
3.70%, 1/20/15		4,675	4,688,829
TIAA Global Markets, Inc.,
5.13%, 10/10/12(a)		3,925	4,229,447
Xstrata Finance Canada Ltd.,
5.80%, 11/15/16(a)		1,025	1,050,580

			43,102,773

Diversified Telecommunication Services — 3.4%
AT&T, Inc.:
5.88%, 2/01/12		130	140,582
4.95%, 1/15/13		3,600	3,840,768
SingTel Optus Finance Pty Ltd.,
8.00%, 6/22/10(a)		1,425	1,464,329
Sprint Capital Corp.,
7.63%, 1/30/11		635	650,081
Telecom Italia Capital SA:
6.20%, 7/18/11		3,875	4,101,548
5.25%, 11/15/13		3,670	3,860,073
5.25%, 10/01/15		600	627,328
Telefonica Emisiones SAU:
5.98%, 6/20/11		3,500	3,701,768
5.86%, 2/04/13		1,875	2,025,874
6.42%, 6/20/16		2,275	2,525,095
Telefonica Europe BV,
7.75%, 9/15/10		540	564,898
TELUS Corp.,
8.00%, 6/01/11		1,876	2,030,963
Verizon Communications, Inc.:
8.75%, 11/01/18(f)		3,950	4,933,625
6.35%, 4/01/19		2,250	2,482,268
Verizon New Jersey, Inc.,
5.88%, 1/17/12		5,215	5,556,285

			38,505,485

Electric Utilities — 2.6%
Carolina Power & Light Co.,
5.30%, 1/15/19		2,425	2,532,255
Duke Energy Carolinas LLC,
5.25%, 1/15/18		925	968,557
EDP Finance BV,
5.38%, 11/02/12(a)(f)		10,375	11,172,246
NiSource Finance Corp.,
7.88%, 11/15/10		2,475	2,594,691
PacifiCorp,
5.50%, 1/15/19		3,600	3,811,702
PECO Energy Co.,
5.95%, 11/01/11		1,900	2,040,566
Progress Energy, Inc.,
7.10%, 3/01/11		3,914	4,142,671
Scottish Power Ltd.,
4.91%, 3/15/10		2,425	2,445,101

			29,707,789

Energy Equipment & Services — 0.2%
Halliburton Co.,
5.50%, 10/15/10(f)		1,925	2,003,321

Food & Staples Retailing — 0.4%
CVS Caremark Corp.,
0.56%, 6/01/10(b)		4,775	4,776,977

Food Products — 0.6%
Kraft Foods, Inc.:
6.00%, 2/11/13		1,280	1,372,682
6.50%, 8/11/17		5,025	5,452,407

			6,825,089

Health Care Providers & Services — 0.4%
UnitedHealth Group, Inc.,
5.25%, 3/15/11		2,750	2,849,572
WellPoint, Inc.,
5.00%, 1/15/11		2,000	2,067,922

			4,917,494

Insurance — 3.4%
Hartford Life Global Funding Trusts,
0.43%, 6/16/14(b)		5,100	4,626,939
MetLife, Inc.,
7.72%, 2/15/19		2,800	3,290,378
Metropolitan Life Global Funding I:
2.88%, 9/17/12(a)		1,100	1,108,632
5.13%, 4/10/13(a)(f)		2,500	2,648,475
5.13%, 6/10/14(a)(f)		3,625	3,836,327
Monumental Global Funding Ltd.,
0.41%, 6/16/10(a)(b)		4,940	4,878,226
New York Life Global Funding,
5.25%, 10/16/12(a)		4,825	5,196,631
Pricoa Global Funding I,
5.40%, 10/18/12(a)		3,950	4,122,137
Prudential Financial, Inc.:
5.80%, 6/15/12		2,250	2,371,491
4.75%, 9/17/15		3,760	3,812,696
Teachers Insurance & Annuity Association of America,
6.85%, 12/16/39(a)		1,640	1,695,330

			37,587,262

Media — 2.1%
Comcast Cable Communications Holdings, Inc.,
8.38%, 3/15/13		1,340	1,544,614
Comcast Cable Holdings LLC,
7.88%, 8/01/13		795	902,353
Comcast Corp.:
5.45%, 11/15/10		4,000	4,133,920
5.90%, 3/15/16		1,250	1,346,149
Cox Communications, Inc.:
7.75%, 11/01/10		3,695	3,868,166
7.13%, 10/01/12		900	999,753
8.38%, 3/01/39(a)		2,050	2,552,617
News America Holdings, Inc.:
9.50%, 7/15/24		575	684,263
8.50%, 2/23/25		675	795,102
TCI Communications, Inc.,
8.75%, 8/01/15		965	1,143,323
Time Warner Cable, Inc.,
5.85%, 5/01/17		1,940	2,038,308
Time Warner, Inc.:
6.75%, 4/15/11		1,110	1,176,046
6.88%, 5/01/12		1,665	1,822,747
Turner Broadcasting System, Inc.,
8.38%, 7/01/13		300	341,861

			23,349,222

Oil, Gas & Consumable Fuels — 2.7%
Canadian Natural Resources Ltd.,
5.70%, 5/15/17		1,010	1,079,080
Cenovus Energy, Inc.,
6.75%, 11/15/39(a)		2,500	2,725,135
Chevron Corp.,
3.45%, 3/03/12		4,895	5,087,462
ConocoPhillips:
8.75%, 5/25/10		2,400	2,479,963
4.60%, 1/15/15		5,100	5,416,149
Enterprise Products Operating LLC:
4.95%, 6/01/10		4,955	5,022,497

2	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Oil, Gas & Consumable Fuels (concluded)
6.13%, 10/15/39	USD	1,225	$1,183,439
Shell International Finance BV,
4.00%, 3/21/14		4,425	4,617,625
XTO Energy, Inc.,
6.25%, 8/01/17		2,700	3,057,307

			30,668,657

Paper & Forest Products — 0.2%
International Paper Co.,
7.30%, 11/15/39		2,150	2,280,851

Pharmaceuticals — 2.0%
Abbott Laboratories,
5.60%, 5/15/11		1,315	1,394,732
Eli Lilly & Co.,
3.55%, 3/06/12		2,005	2,086,575
GlaxoSmithKline Capital, Inc.,
4.85%, 5/15/13		2,000	2,146,898
Merck & Co., Inc.:
5.30%, 12/01/13		840	923,208
4.00%, 6/30/15		3,245	3,384,026
Pfizer, Inc.,
5.35%, 3/15/15(f)		6,530	7,136,670
Roche Holdings, Inc.:
2.26%, 2/25/11(a)(b)		895	913,870
5.00%, 3/01/14(a)		4,050	4,332,840

			22,318,819

Software — 0.5%
Oracle Corp.:
5.00%, 1/15/11		3,825	3,977,633
5.75%, 4/15/18(f)		1,320	1,427,165

			5,404,798

Tobacco — 0.3%
Philip Morris International, Inc.,
4.88%, 5/16/13		2,965	3,130,020

Wireless Telecommunication Services — 1.8%
Cellco Partnership/Verizon Wireless Capital LLC,
3.75%, 5/20/11		9,510	9,806,389
Rogers Communications, Inc.,
6.25%, 6/15/13		2,625	2,875,551
Vodafone Group Plc:
7.75%, 2/15/10		1,910	1,924,592
4.15%, 6/10/14		5,125	5,272,518
5.00%, 9/15/15		110	115,298

			19,994,348

Total Corporate Bonds — 30.3%			340,636,955

Foreign Agency Obligations
Achmea Hypotheekbank NV,
3.20%, 11/03/14(a)		4,145	4,136,975
CDP Financial, Inc.,
3.00%, 11/25/14(a)		6,185	6,035,385
Eksportfinans ASA:
3.00%, 11/17/14		4,720	4,647,760
5.50%, 5/25/16		3,150	3,393,775
FIH Erhvervsbank A/S,
2.45%, 8/17/12(a)		9,230	9,287,023
Japan Finance Corp.,
2.00%, 6/24/11		2,775	2,808,464
Kreditanstalt fuer Wiederaufbau,
2.75%, 10/21/14		6,245	6,174,819
Landwirtschaftliche Rentenbank:
5.25%, 7/02/12		1,220	1,318,117
4.38%, 1/15/13		780	822,965
4.13%, 7/15/13		355	374,285
4.00%, 2/02/15		710	737,243
Petrobras International Finance Co.:
5.88%, 3/01/18		240	242,019
5.75%, 1/20/20		5,480	5,574,733
The Royal Bank of Scotland Plc,
2.63%, 5/11/12(a)		925	938,243

Total Foreign Agency Obligations — 4.1%			46,491,806

Foreign Government Obligations
Canada — 1.8%
Canadian Government Bond,
3.75%, 6/01/19	CAD	12,075	11,672,635
Province of Ontario Canada:
1.88%, 11/19/12	USD	3,750	3,725,359
4.10%, 6/16/14		4,410	4,602,342

			20,000,336

Germany — 1.6%
Bundesrepublik Deutschland,
4.75%, 7/04/40	EUR	11,045	17,553,850

Mexico — 0.0%
Mexico Government International Bond:
5.63%, 1/15/17	USD	360	375,300
7.50%, 4/08/33		200	229,500

			604,800

Qatar — 0.2%
Qatar Government International Bond,
4.00%, 1/20/15(a)		2,265	2,270,663

Total Foreign Government Obligations — 3.6%			40,429,649

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.7%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A,
3.87%, 10/25/34(b)		1,411	1,059,416
Bear Stearns Alt-A Trust:
Series 2004-13, Class A1,
0.97%, 11/25/34(b)		1,507	1,051,745
Series 2004-12, Class 1A1,
0.58%, 1/25/35(b)		1,189	777,638
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A17,
6.00%, 6/25/35		4,985	4,531,937
Series 2006-OA21, Class A1,
0.42%, 3/20/47(b)		2,485	1,332,455
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1,
0.77%, 2/25/35(b)		759	499,683
Series 2006-OA5, Class 2A1,
0.43%, 4/25/46(b)		1,012	491,220
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1,
6.00%, 10/25/21		1,197	797,903
Deutsche Alt-A Securities, Inc.:
Series 2006-AR3, Class A3,
0.32%, 8/25/36(b)		661	649,130
Series 2006-OA1, Class A1,
0.43%, 2/25/47(b)		807	427,812

DECEMBER 31, 2009	3

Schedule of Investments (continued)	BlackRock Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (concluded)
First Horizon Alternative Mortgage Securities, Series 2004-AA4, Class A1,
2.87%, 10/25/34(b)	USD	2,564	$2,015,975
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1,
5.25%, 7/25/35(b)		503	462,302
Homebanc Mortgage Trust, Series 2006-2, Class A1,
0.41%, 12/25/36(b)		2,166	1,261,748
JPMorgan Mortgage Trust:
Series 2007-S1, Class 1A2,
5.50%, 3/25/22		454	380,836
Series 2006-S2, Class 2A2,
5.88%, 7/25/36		558	478,240
MortgageIT Trust, Series 2004-1, Class A1,
0.62%, 11/25/34(b)		2,722	1,878,995
Station Place Securitization Trust, Series 2009-1, Class A,
1.74%, 12/29/10(a)(b)		5,255	5,228,725
Structured Adjustable Rate Mortgage Loan Trust:
Series 2004-6, Class 4A1,
4.85%, 6/25/34(b)		5,955	5,112,688
Series 2004-13, Class A2,
0.53%, 9/25/34(b)		734	548,094
WaMu Mortgage Pass-Through Certificates:
Series 2007-OA4, Class 1A,
1.31%, 5/25/47(b)		1,222	674,965
Series 2007-OA5, Class 1A,
1.29%, 6/25/47(b)		1,102	553,329

			30,214,836

Commercial Mortgage-Backed Securities — 13.6%
Banc of America Commercial Mortgage, Inc.:
Series 2001-1, Class A2,
6.50%, 4/15/11		3,524	3,640,297
Series 2005-3, Class A2,
4.50%, 7/10/43		3,365	3,368,827
Chase Commercial Mortgage Securities Corp., Series 2000-3, Class A2,
7.32%, 10/15/32		1,708	1,748,922
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4,
5.89%, 8/15/17(b)		893	799,350
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B,
6.02%, 9/10/17(b)		3,730	3,258,228
Commercial Mortgage Pass-Through Certificates:
Series 2004-LB3A, Class A3,
5.09%, 7/10/37(b)		2,385	2,432,079
Series 2005-C6, Class A2,
5.00%, 6/10/44		2,786	2,793,196
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CF2, Class A4,
6.51%, 1/15/11		3,593	3,704,404
Series 2002-CKS4, Class A2,
5.18%, 8/15/12		4,050	4,184,491
Series 2002-CP5, Class A2,
4.94%, 12/15/35		6,185	6,345,065
First Union National Bank Commercial Mortgage:
Series 2000-C2, Class A2,
7.20%, 9/15/10		3,359	3,432,422
Series 2001-C3, Class A3,
6.42%, 6/15/11		6,329	6,608,057
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3,
6.27%, 12/10/35		4,850	5,110,656
GMAC Commercial Mortgage Securities, Inc.:
Series 2000-C2, Class A2,
7.46%, 6/16/10(b)		2,667	2,705,690
Series 2000-C3, Class A2,
6.96%, 9/15/35		5,736	5,901,617
Series 2003-C2, Class A2,
5.48%, 5/10/40(b)		5,830	6,029,514
Series 2004-C3, Class A3,
4.21%, 12/10/41		1,509	1,511,823
Greenwich Capital Commercial Funding Corp.:
Series 2005-GG3, Class A2,
4.31%, 1/10/10		5,495	5,484,439
Series 2006-GG7, Class A2,
5.92%, 7/10/38(b)(g)		19,500	20,007,638
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A2,
5.78%, 8/10/45(b)(g)		18,253	18,695,285
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-CB9, Class A2,
5.11%, 5/12/11(b)		6,885	6,977,274
Series 2004-CB8, Class A1A,
4.16%, 4/12/14(a)		2,000	1,911,619
Series 2005-LDP4, Class A2,
4.79%, 10/15/42		6,111	6,123,075
JPMorgan Commercial Mortgage Finance Corp., Series 1997-C5, Class E,
7.61%, 9/15/29		2,072	2,092,726
LB-UBS Commercial Mortgage Trust:
Series 2001-C3, Class A2,
6.37%, 12/15/28		6,505	6,792,974
Series 2007-C7, Class A3,
5.87%, 9/15/45(b)		4,825	4,234,950
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A2,
4.56%, 6/12/43		5,156	5,159,043
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C17, Class A2,
4.78%, 3/15/10		4,575	4,570,320
Series 2007-C33, Class A4,
5.90%, 7/15/17(b)		5,705	4,685,159
Series 2005-C21, Class A3,
5.21%, 10/15/44(b)		2,270	2,300,830

			152,609,970

Interest Only Commercial Mortgage-Backed Securities — 0.0%
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X,
2.01%, 5/25/36(a)(b)		23,767	644,193

Total Non-Agency Mortgage-Backed Securities — 16.3%			183,468,999

Preferred Securities
Capital Trusts
Banks — 0.4%
State Street Capital Trust III,
8.25%, 3/15/42(b)		4,220	4,322,166

Diversified Financial Services — 0.7%
Credit Suisse/Guernsey,
5.86%(b)(h)		4,610	4,010,700
General Electric Capital Corp.,
6.38%, 11/15/67(b)		1,435	1,244,863
JPMorgan Chase & Co.,
7.90%(b)(h)		3,000	3,094,380

			8,349,943

Insurance — 0.3%
Chubb Corp.,
6.38%, 3/29/67(b)		975	906,750

4	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Preferred Securities
Insurance (concluded)
The Progressive Corp.,
6.70%, 6/15/37(b)	USD 1,580	$1,398,093
The Travelers Cos., Inc.,
6.25%, 3/15/37(b)	1,000	910,990

		3,215,833

Total Capital Trusts — 1.4%		15,887,942

Total Preferred Securities — 1.4%		15,887,942

Project Loans — 0.0%
Federal Housing Authority, USGI Project, Series 56,
7.46%, 1/01/23	166	164,685

Taxable Municipal Bonds
The Board of Trustees of The Leland Stanford Junior University,
3.63%, 5/01/14	2,030	2,088,464
New York State Dormitory Authority RB, Series F,
5.63%, 3/15/39	1,750	1,670,218
Port Authority of New York & New Jersey RB,
6.04%, 12/01/29	1,190	1,183,110
State of California GO,
7.30%, 10/01/39	2,410	2,277,643
State of California Various Purpose GO,
5.45%, 4/01/15	7,625	7,669,530
State of Texas GO,
5.52%, 4/01/39	4,180	4,077,130
State of Wisconsin RB (AGM Insured), Series A,
4.80%, 5/01/13	1,910	1,990,124
Yale University,
2.90%, 10/15/14	5,400	5,380,047

Total Taxable Municipal Bonds — 2.4%		26,336,266

U.S. Government Sponsored Agency Securities
Agency Obligations — 6.6%
Fannie Mae:
5.25%, 8/01/12-9/15/16	10,100	11,037,256
4.63%, 5/01/13	2,065	2,172,442
2.75%, 2/05/14	8,625	8,722,471
2.63%, 11/20/14	6,525	6,474,405
Federal Farm Credit Bank,
2.63%, 4/17/14	14,000	13,955,186
Federal Home Loan Bank,
5.63%, 6/13/16	4,550	4,587,287
Freddie Mac:
1.13%, 12/15/11	17,395	17,340,954
1.75%, 6/15/12	3,800	3,816,830
Small Business Administration, Series 2001-P10B, Class 1,
6.34%, 8/01/11	200	209,829
Small Business Administration Participation Certificates:
Series 1992-20H,
7.40%, 8/01/12	187	192,080
Series 1996-20H, Class 1,
7.25%, 8/01/16	651	710,417
Tennessee Valley Authority,
5.25%, 9/15/39	5,425	5,375,388

		74,594,545

Collateralized Mortgage Obligations — 3.8%
Fannie Mae:
Series 2005-88, Class PA,
5.00%, 9/25/24	1,076	1,082,093
Series 2005-97, Class HM,
5.00%, 1/25/26	3,048	3,102,152
Series 2005-118, Class MC,
6.00%,1/25/32	3,045	3,122,941
Series 2002-T6, Class A1,
3.31%, 2/25/32	1,142	1,038,537
Series 2005-109, Class PV,
6.00%, 10/25/32	8,776	9,396,225
Series 2005-118, Class WA,
6.00%, 10/25/33	3,147	3,228,268
Series 2005-29, Class AT,
4.50%, 4/25/35	1,447	1,516,072
Series 2005-29, Class WB,
4.75%, 4/25/35	4,975	5,207,158
Series 2005-62, Class CQ,
4.75%, 7/25/35	6,340	6,675,738
Freddie Mac:
Series 2391, Class VA,
6.00%, 5/15/18	611	611,507
Series 2626, Class NA,
5.00%, 6/15/23	3,261	3,314,986
Series 3294, Class NA,
5.50%, 7/15/27	3,720	3,810,895

		42,106,572

Federal Deposit Insurance Corporation Guaranteed — 8.4%
Citibank, N.A.:
1.38%, 8/10/11	15,600	15,641,356
1.25%, 9/22/11	17,775	17,805,129
1.75%, 12/28/12	7,230	7,166,391
Citigroup Funding, Inc.:
2.13%, 7/12/12	4,420	4,454,131
1.88%, 10/22/12	9,335	9,299,732
Citigroup, Inc.,
2.13%, 4/30/12	8,410	8,500,054
General Electric Capital Corp.:
2.25%, 3/12/12	5,700	5,782,593
2.00%, 9/28/12	5,700	5,707,376
2.13%, 12/21/12	12,055	12,066,175
2.63%, 12/28/12	7,875	8,020,002

		94,442,939

Interest Only Collateralized Mortgage Obligations — 0.1%
Ginnie Mae, Series 2009-26, Class SC,
6.17%,1/16/38(b)	8,060	1,020,960

Mortgage-Backed Securities — 19.5%
Fannie Mae Mortgage-Backed Securities:
6.00%, 5/01/16-4/01/35	28,686	30,647,202
5.00%, 1/01/23	7,721	8,081,256
5.00%, 1/01/25-1/01/40(i)	35,900	36,923,750
5.50%, 1/01/25-1/01/40(i)	19,700	20,841,828
5.50%, 6/01/38-12/01/38	16,205	16,981,490
4.50%, 4/01/39-9/01/39	30,389	30,363,793
4.50%, 1/01/40(i)	34,300	34,235,687
6.00%, 1/01/40(i)	1,200	1,272,000
6.50%, 1/01/40(i)	10,600	11,355,250
Freddie Mac Mortgage-Backed Securities:
5.00%, 2/01/22-4/01/22	5,080	5,330,145
5.50%, 11/01/38(f)	13,599	14,260,292
5.50%, 1/01/40(i)	200	209,500
Ginnie Mae Mortgage-Backed Securities:
6.00%, 1/01/40(i)	100	105,687
6.50%, 1/01/40(i)	8,000	8,512,500

		219,120,380

Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 1989-16, Class B,
0.85%, 3/25/19(j)	48	44,235

Total U.S. Government Sponsored Agency Securities — 38.4%		431,329,631

DECEMBER 31, 2009	5

Schedule of Investments (continued)	BlackRock Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)			Value
U.S. Treasury Obligations
U.S. Treasury Bonds:
7.25%, 5/15/16	USD	5,170		$6,399,896
8.13%, 8/15/19-8/15/21(k)		39,135		53,048,547
8.00%, 11/15/21(k)		7,700		10,485,236
7.13%, 2/15/23(k)		3,700		4,745,250
5.25%, 2/15/29(k)		7,400		8,019,757
4.25%, 5/15/39		4,825		4,526,453
4.50%, 8/15/39(k)		9,540		9,323,862
U.S. Treasury Notes:
1.13%, 12/15/12		20		19,680
2.13%, 11/30/14(k)		34,080		33,273,326
2.75%, 11/30/16(k)		78,805		75,868,253
4.00%, 8/15/18(l)		10,100		10,315,413
3.38%, 11/15/19(k)		58,770		56,529,688
U.S. Treasury Strips, 0.00%, 8/15/20(l)		18,785		11,951,205

Total U.S. Treasury Obligations — 25.3%				284,506,566

Total Long-Term Investments (Cost — $1,486,357,057) — 132.1%				1,485,359,276

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.11%(m)(n)		3,445,979		3,445,979

Total Short-Term Securities (Cost — $3,445,979) — 0.3%				3,445,979

	Contracts
Options Purchased
Exchange-Traded Put Options Purchased
3-month Euro$ Futures, Strike Price USD 98.75, Expires 9/13/10		735		532,875
U.S. Treasury Notes (10 Year), Strike Price $117.00, Expires 2/19/10		323		666,188

				1,199,063

Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 1.915% and pay a floating rate based on 3-month LIBOR, Expires 9/02/10, Broker, Morgan Stanley Capital Services, Inc.		8,180	(o)	431,196
Receive a fixed rate of 1.945% and pay a floating rate based on 3-month LIBOR, Expires 9/03/10, Broker, Citibank, N.A.		8,180	(o)	446,764
Receive a fixed rate of 2.250% and pay a floating rate based on 3-month LIBOR, Expires 2/25/10, Broker, Morgan Stanley Capital Services, Inc.		4,250	(o)	4,518
Receive a fixed rate of 2.500% and pay a floating rate based on 3-month LIBOR, Expires 3/12/10, Broker, Barclays Bank, Plc		1,020	(o)	20
Receive a fixed rate of 3.404% and pay a floating rate based on 3-month LIBOR, Expires 4/08/10, Broker, Deutsche Bank AG		2,580	(o)	71,076
Receive a fixed rate of 3.405% and pay a floating rate based on 3-month LIBOR, Expires 4/06/10, Broker, Deutsche Bank AG		1,020	(o)	27,746
Receive a fixed rate of 3.710% and pay a floating rate based on 3-month LIBOR, Expires 4/07/11, Broker, JPMorgan Chase Bank, N.A.		1,260	(o)	232,758
Receive a fixed rate of 5.210% and pay a floating rate based on 3-month LIBOR, Expires 3/03/11, Broker, Goldman Sachs Bank USA		950	(o)	763,265

				1,977,343

Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 1.915% and receive a floating rate based on 3-month LIBOR, Expires 9/02/10, Broker, Morgan Stanley Capital Services, Inc.		8,180	(o)	252,073
Pay a fixed rate of 1.945% and receive a floating rate based on 3-month LIBOR, Expires 9/03/10, Broker, Citibank, N.A.		8,180	(o)	247,164
Pay a fixed rate of 3.404% and receive a floating rate based on 3-month LIBOR, Expires 4/08/10, Broker, Deutsche Bank AG		2,580	(o)	1,623,592
Pay a fixed rate of 3.405% and receive a floating rate based on 3-month LIBOR, Expires 4/06/10, Broker, Deutsche Bank AG		1,020	(o)	634,969
Pay a fixed rate of 3.710% and receive a floating rate based on 3-month LIBOR, Expires 4/07/11, Broker, JPMorgan Chase Bank, N.A.		1,260	(o)	1,146,863
Pay a fixed rate of 4.500% and receive a floating rate based on 3-month LIBOR, Expires 3/15/10, Broker, Royal Bank of Scotland, Plc		5,030	(o)	375,569
Pay a fixed rate of 5.035% and receive a floating rate based on 3-month LIBOR, Expires 10/15/12, Broker, JPMorgan Chase Bank, N.A.		8,820	(o)	5,916,163
Pay a fixed rate of 5.090% and receive a floating rate based on 3-month LIBOR, Expires 10/29/12, Broker, Credit Suisse International		1,390	(o)	911,340
Pay a fixed rate of 5.210% and receive a floating rate based on 3-month LIBOR, Expires 3/03/11, Broker, Goldman Sachs Bank USA		950	(o)	280,571
Pay a fixed rate of 5.350% and receive a floating rate based on 3-month LIBOR, Expires 2/04/10, Broker, JPMorgan Chase Bank, N.A.		11,440	(o)	7,461

				11,395,765

Total Options Purchased (Cost — $15,241,825) — 1.3%				14,572,171

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $1,505,044,861*) — 133.7%				1,503,377,426

	Par (000)
TBA Sale Commitments(i)
Fannie Mae Mortgage-Backed Securities:
5.00%, 1/01/25-1/01/40	USD	43,600		(44,975,062)
4.50%, 1/01/40		14,100		(14,073,563)
5.50%, 1/01/40		17,300		(18,125,891)
6.00%, 1/01/40		23,600		(25,016,000)
Freddie Mac Mortgage-Backed Securities:
5.00%, 1/01/25		5,000		(5,228,125)
5.50%, 1/01/40		13,700		(14,350,750)

Total TBA Sale Commitments (Proceeds — $122,893,685) — (10.8)%				(121,769,391)

	Contracts
Options Written
Exchange-Traded Put Options Written 3-month Euro$ Futures, Strike Price USD 98.25, Expires 9/13/10		735		(303,188)
U.S. Treasury Notes (10 Year), Strike Price $116.00, Expires 2/19/10		323		(464,312)

				(767,500)

6	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock Bond Portfolio
(Percentages shown are based on Net Assets)

	Contracts		Value
Options Written
Over-the-Counter Call Swaptions Written
Pay a fixed rate of 3.330% and receive a floating rate based on 3-month LIBOR, Expires 3/08/10, Broker, Citibank, N.A.	1,170	(o)	$(11,976)
Pay a fixed rate of 3.580% and receive a floating rate based on 3-month LIBOR, Expires 1/08/10, Broker, Deutsche Bank AG	3,150	(o)	(371)
Pay a fixed rate of 3.600% and receive a floating rate based on 3-month LIBOR, Expires 2/04/10, Broker, JPMorgan Chase Bank, N.A.	880	(o)	(15,479)
Pay a fixed rate of 3.800% and receive a floating rate based on 3-month LIBOR, Expires 5/28/10, Broker, Morgan Stanley Capital Services, Inc.	3,100	(o)	(401,542)
Pay a fixed rate of 4.120% and receive a floating rate based on 3-month LIBOR, Expires 12/20/10, Broker, Deutsche Bank AG	4,000	(o)	(1,175,190)
Pay a fixed rate of 4.123% and receive a floating rate based on 3-month LIBOR, Expires 8/27/10, Broker, Morgan Stanley Capital Services, Inc.	910	(o)	(246,087)
Pay a fixed rate of 4.800% and receive a floating rate based on 3-month LIBOR, Expires 6/11/10, Broker, Citibank, N.A.	1,650	(o)	(1,009,480)
Pay a fixed rate of 4.820% and receive a floating rate based on 3-month LIBOR, Expires 5/04/10, Broker, Goldman Sachs Bank USA	1,630	(o)	(1,034,144)
Pay a fixed rate of 4.870% and receive a floating rate based on 3-month LIBOR, Expires 2/04/10, Broker, Deutsche Bank AG	2,600	(o)	(1,862,652)
Pay a fixed rate of 4.890% and receive a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, Deutsche Bank AG	950	(o)	(515,691)
Pay a fixed rate of 5.050% and receive a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Citibank, N.A.	2,200	(o)	(1,543,625)
Pay a fixed rate of 5.050% and receive a floating rate based on 3-month LIBOR, Expires 12/08/14, Broker, Morgan Stanley Capital Services, Inc.	470	(o)	(279,389)
Pay a fixed rate of 5.670% and receive a floating rate based on 3-month LIBOR, Expires 1/04/10, Broker, Citibank, N.A.	1,250	(o)	(1,791,122)

			(9,886,748)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 3.330% and pay a floating rate based on 3-month LIBOR, Expires 3/08/10, Broker, Citibank, N.A.	1,170	(o)	(740,997)
Receive a fixed rate of 4.080% and pay a floating rate based on 3-month LIBOR, Expires 1/08/10, Broker, Deutsche Bank AG	3,150	(o)	(86,759)
Receive a fixed rate of 4.100% and pay a floating rate based on 3-month LIBOR, Expires 2/04/10, Broker, JPMorgan Chase Bank, N.A.	880	(o)	(88,442)
Receive a fixed rate of 4.120% and pay a floating rate based on 3-month LIBOR, Expires 12/20/10, Broker, Deutsche Bank AG	4,000	(o)	(2,359,240)
Receive a fixed rate of 4.123% and pay a floating rate based on 3-month LIBOR, Expires 8/27/10, Broker, Morgan Stanley Capital Services, Inc.	910	(o)	(404,317)
Receive a fixed rate of 4.500% and pay a floating rate based on 3-month LIBOR, Expires 3/12/10, Broker, Barclays Bank, Plc	1,020	(o)	(405,573)
Receive a fixed rate of 4.500% and pay a floating rate based on 3-month LIBOR, Expires 5/28/10, Broker, Morgan Stanley Capital Services, Inc.	3,100	(o)	(559,954)
Receive a fixed rate of 4.800% and pay a floating rate based on 3-month LIBOR, Expires 6/11/10, Broker, Citibank, N.A.	1,650	(o)	(216,884)
Receive a fixed rate of 4.820% and pay a floating rate based on 3-month LIBOR, Expires 5/04/10, Broker, Goldman Sachs Bank USA	1,630	(o)	(137,857)
Receive a fixed rate of 4.870% and pay a floating rate based on 3-month LIBOR, Expires 2/04/10, Broker, Deutsche Bank AG	2,600	(o)	(13,076)
Receive a fixed rate of 4.890% and pay a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, Deutsche Bank AG	950	(o)	(805,842)
Receive a fixed rate of 5.050% and pay a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Citibank, N.A.	2,200	(o)	(858,382)
Receive a fixed rate of 5.050% and pay a floating rate based on 3-month LIBOR, Expires 12/08/14, Broker, Morgan Stanley Capital Services, Inc.	470	(o)	(373,140)
Receive a fixed rate of 5.500% and pay a floating rate based on 3-month LIBOR, Expires 3/15/10, Broker, Royal Bank of Scotland, Plc	5,030	(o)	(32,914)
Receive a fixed rate of 5.670% and pay a floating rate based on 3-month LIBOR, Expires 1/04/10, Broker, Citibank, N.A.	1,250	(o)	(1)
Receive a fixed rate of 6.035% and pay a floating rate based on 3-month LIBOR, Expires 10/15/12, Broker, JPMorgan Chase Bank, N.A.	8,820	(o)	(3,524,524)
Receive a fixed rate of 6.090% and pay a floating rate based on 3-month LIBOR, Expires 10/29/12, Broker, Credit Suisse International	1,390	(o)	(543,410)

			(11,151,312)

Total Options Written (Premiums Received — $ 25,743,547) — (1.9)%			(21,805,560)

	Par (000)
Borrowed Bond Agreements
Barclays Bank, Plc,
0.02%, 1/13/10	USD 8,432		8,432,203
Credit Suisse International,
0.05%, 1/13/10	1,395		1,395,000
Credit Suisse International,
0.00%, 1/13/10	7,860		7,859,656
JPMorgan Chase Bank, N.A.,
0.05%, 1/13/10	23,762		23,762,481
JPMorgan Chase Bank, N.A.,
0.05%, 1/13/10	12,439		12,439,263

Total Borrowed Bond Agreements (Cost — $53,888,603) — 4.8%			53,888,603

Borrowed Bonds
U.S. Treasury Bonds,
8.13%, 5/15/21	(1,395)		(1,395,000)
8.13%, 5/15/21	(12,439)		(12,439,263)

DECEMBER 31, 2009	7

Schedule of Investments (continued)	BlackRock Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Borrowed Bonds
U.S. Treasury Notes,
3.38%, 11/15/19	USD	(23,762)	$(23,762,481)
3.38%, 11/15/19		(8,432)	(8,432,203)
3.38%, 11/15/19		(7,860)	(7,859,656)

Total Borrowed Bonds (Proceeds — $53,888,603) — (4.8)%			(53,888,603)

Total Investments Net of TBA Sale Commitments and Outstanding Options Written — 121.0%			1,359,802,475
Liabilities in Excess of Other Assets — (21.0)%			(235,703,109)

Net Assets — 100.0%			$1,124,099,366

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,505,131,456

Gross unrealized appreciation.	$29,232,630
Gross unrealized depreciation.	(30,986,660)

Net unrealized depreciation	$(1,754,030)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	Non-income producing security.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(g)	Security held as collateral in connection with the Term Asset-Backed Securities Loan Facility (“TALF”) program.

(h)	Security is perpetual in nature and has no stated maturity date.

(i)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$4,830,140	$(44,238)
BNP Paribas	$(18,974,000)	$69,922
Citibank, N.A.	$105,687	$(828)
Credit Suisse International	$(5,233,375)	$55,828
Deutsche Bank AG	$(8,627,344)	$100,908
Goldman Sachs Bank USA	$(4,102,547)	$188,074
JPMorgan Chase Bank, N.A.	$5,399,750	$47,063
Morgan Stanley Capital Services, Inc.	$18,288,500	$(317,266)

(j)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(k)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(l)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(m)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	$(1,644,451)	$2,602

(n)	Represents the current yield as of report date.

(o)	One contract represents a notional amount of $10,000.

•	Reverse repurchase agreements outstanding as of December 31, 2009 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Barclays Bank, Plc	0.14%	12/23/09	1/13/2010	$1,385,113	$1,385,000
JPMorgan Chase Bank, N.A.	0.06%	12/11/09	1/13/2010	$79,072,724	79,068,375
JPMorgan Chase Bank, N.A.	0.09%	12/11/09	1/13/2010	$33,877,782	33,874,988
JPMorgan Chase Bank, N.A.	0.12%	12/11/09	1/13/2010	$25,967,375	25,964,519
JPMorgan Chase Bank, N.A.	0.05%	12/14/09	1/13/2010	$26,781,229	26,780,113
JPMorgan Chase Bank, N.A.	0.15%	12/14/09	1/13/2010	$18,014,439	18,012,188
JPMorgan Chase Bank, N.A.	0.13%	12/22/09	1/13/2010	$76,545,437	76,539,356
JPMorgan Chase Bank, N.A.	0.15%	12/22/09	1/13/2010	$1,395,128	1,395,000
JPMorgan Chase Bank, N.A.	0.15%	12/23/09	1/13/2010	$1,938,295	1,938,125
Credit Suisse International	0.08%	10/30/09	Open	$8,381,655	8,380,500
Barclays Bank, Plc	0.14%	11/10/09	Open	$5,086,165	5,085,156

Total					$278,423,320

•	The following is a summary of outstanding TALF as of December 31, 2009:

Number of Loans	Aggregate Amount of Loan	Maturity Dates	Interest Rates	Value of Eligible Securities
1	$16,544,690	8/28/14	3.87%	$20,007,638
1	$15,488,768	10/29/14	3.64%	$18,695,285

Total				$38,702,923

8	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock Bond Portfolio

•	Foreign currency exchange contracts as of December 31, 2009 were as follows:

Currency Purchased		Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation
USD	23,229,537	EUR 15,627,000	Citibank, N.A.	1/20/10	$827,912
USD	13,744,616	CAD 14,281,000	Goldman Sachs Bank USA	1/27/10	89,342

Total					$917,254

•	Financial futures contracts purchased as of December 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation
32	U.S. Treasury Notes (5 Year)	March 2010	$3,660,250	$(54,426)

•	Financial futures contracts sold as of December 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation
442	U.S. Treasury Notes (2 Year)	March 2010	$95,589,406	$432,571
554	U.S. Treasury Notes (10 Year)	March 2010	$63,961,031	1,188,395
320	U.S. Treasury Bonds (30 Year)	March 2010	$36,920,000	1,809,022

Total				$3,429,988

•	Interest rate swaps outstanding as of December 31, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
2.90%(a)	3-month LIBOR	Barclays Bank, Plc	September 2010	USD	34,700	$899,974
4.51%(a)	3-month LIBOR	UBS AG	September 2010	USD	24,600	1,032,210
4.20%(a)	3-month LIBOR	Credit Suisse International	December 2012	USD	50,000	3,283,508
2.25%(b)	3-month LIBOR	Deutsche Bank AG	December 2012	USD	12,920	(89,553)
3.05%(b)	3-month LIBOR	Credit Suisse International	August 2014	USD	50,600	(1,131,031)
2.85%(b)	3-month LIBOR	Deutsche Bank AG	August 2014	USD	11,700	(130,957)
2.79%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	November 2014	USD	6,640	22,441
2.37%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	December 2014	USD	43,800	(1,071,414)
2.63%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	December 2014	USD	45,800	(595,482)
3.22%(a)	3-month LIBOR	Citibank, N.A.	May 2019	USD	3,600	(182,303)
3.80%(a)	3-month LIBOR	Deutsche Bank AG	June 2019	USD	15,200	(103,857)
3.73%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	August 2019	USD	11,300	(25,835)
3.68%(a)	3-month LIBOR	Deutsche Bank AG	August 2019	USD	24,500	(173,581)
3.50%(a)	3-month LIBOR	Citibank, N.A.	September 2019	USD	11,800	(283,623)
3.50%(a)	3-month LIBOR	Bank of America, N.A.	September 2019	USD	17,200	(431,997)
3.47%(a)	3-month LIBOR	Royal Bank of Scotland, Plc	September 2019	USD	24,000	(672,928)
5.49%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	October 2019	USD	22,200	(2,233,089)
3.50%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	November 2019	USD	3,400	114,841
3.46%(b)	3-month LIBOR	Bank of America, N.A.	November 2019	USD	6,050	225,656
3.31%(a)	3-month LIBOR	Barclays Bank, Plc	December 2019	USD	34,500	(1,770,746)
3.31%(a)	3-month LIBOR	Royal Bank of Scotland, Plc	December 2019	USD	5,300	(270,947)
3.40%(b)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	34,900	1,540,892
3.62%(a)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	10,000	(259,870)
3.50%(a)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	4,400	(161,198)
3.55%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	December 2019	USD	5,000	(161,297)
4.42%(c)	3-month LIBOR	JPMorgan Chase Bank, N.A.	August 2020	USD	13,505	(325,741)
4.24%(c)	3-month LIBOR	JPMorgan Chase Bank, N.A.	August 2020	USD	4,060	(50,669)

DECEMBER 31, 2009	9

Schedule of Investments (continued)	BlackRock Bond Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)
5.41%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	August 2022	USD 6,610	$930,452
4.35%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	July 2039	USD 7,700	72,361
3.50%(b)	3-month LIBOR	Barclays Bank, Plc	March 2040	USD 2,700	479,324

Total					$(1,524,459)

(a)	Portfolio pays floating interest rate and receives fixed rate.

(b)	Portfolio pays fixed interest rate and receives floating rate.

(c)	Portfolio pays fixed interest rate and receives floating rate at expiration date.

•	Credit default swaps on single-name issues - sold protection outstanding as of December 31, 2009 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
Rogers Cable, Inc.	1.02%	Morgan Stanley Capital Services, Inc.	December 2014	BBB	USD 1,900	$2,223

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Asset-Backed Securities	—	$114,617,440	$1,489,337	$116,106,777
Corporate Bonds.	—	340,636,955	—	340,636,955
Foreign Agency Obligations	—	46,491,806	—	46,491,806
Foreign Government
Obligations	—	40,429,649	—	40,429,649
Non-Agency Mortgage-Backed
Securities	—	178,240,274	5,228,725	183,468,999
Preferred Securities	—	15,887,942	—	15,887,942
Project Loans	—	—	164,685	164,685
Taxable Municipal Bonds	—	26,336,266	—	26,336,266
U.S. Government Sponsored
Agency Securities.	—	431,329,631	—	431,329,631
U.S. Treasury Obligations	—	284,506,566	—	284,506,566
Short-Term Securities	$3,445,979	—	—	3,445,979
Liabilities:
TBA Sale Commitments	—	(121,769,391)	—	(121,769,391)
Other Financial Instruments[3] :
Assets	4,629,051	76,782,847	8,196	81,420,094
Liabilities	(821,926)	(84,676,371)	(32,409,868)	(117,908,165)

Total	$7,253,104	$1,348,813,614	$(25,518,925)	$1,330,547,793

[3]

Other financial instruments are options purchased, options written, foreign currency exchange contracts, financial futures contracts, swaps, borrowed bond agreements, borrowed bonds and TALF loans. Foreign currency exchange contracts, financial futures contracts and swaps are shown at the unrealized appreciation/depreciation on the instrument and options purchased, options written, borrowed bond agreements, borrowed bonds and TALF loans are shown at market value.

10	DECEMBER 31, 2009

Schedule of Investments (concluded)	BlackRock Bond Portfolio

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset- Backed Securities	Non-Agency Mortgage- Backed Securities	Project Loans	Other Financial Instruments[4]	Total
Balance, as of September 30, 2009	$8,739,763	$—	$313,171	$(17,486,206)	$(8,433,272)
Accrued discounts/ premiums	350	—	20	—	370
Realized gain/loss	(286)	—	926	—	640
Change in unrealized appreciation/ depreciation[5]	469,506	—	554	565,106	1,035,166
Net purchases/ sales	(197,203)	5,228,725	(149,986)	(15,488,768)	(10,607,232)
Transfers in/out of Level 3	(7,522,793)	—	—	8,196	(7,514,597)

Balance, as of December 31, 2009	$1,489,337	$5,228,725	$164,685	$(32,401,672)	$(25,518,925)

[4]	Other financial instruments are swaps, Lehman receivables and TALF loans.

[5]	The change in unrealized appreciation/depreciation on securities still held at December 31, 2009 was $663,224.

DECEMBER 31, 2009	11

Schedule of Investments December 31, 2009 (Unaudited)	BlackRock GNMA Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities — 0.0%
Structured Asset Receivables Trust Certificates, Series 2003-2A,
0.68%, 1/21/11(a)(b)	$1		$536

Project Loans — 0.0%
Federal Housing Authority, Merrill Lynch Project, Pool 42,
7.43%, 9/25/22	3		2,797

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 7.2%
Fannie Mae:
Series 2003-9, Class EA,
4.50%, 10/25/17	12,845		13,344,692
Series 1996-48, Class Z,
7.00%, 11/25/26	1,642		1,812,089
Series 2002-70, Class QG,
5.50%, 6/25/31	32,562		33,739,136
Freddie Mac, Series 3033, Class HE,
4.50%, 9/15/18	17,896		18,476,816
Ginnie Mae:
Series 2003-51, Class LT,
5.00%, 10/20/28	102		102,641
Series 2004-44, Class PB,
5.50%, 9/20/29	16,980		17,132,586
Series 2004-34, Class PC,
5.50%, 10/20/29	6,496		6,542,335
Series 2005-91, Class UP,
13.84%, 9/16/31(b)	3,763		3,985,357
Series 2004-83, Class CD,
11.69%, 10/20/34(b)	624		653,922

			95,789,574

Interest Only Collateralized Mortgage Obligations — 0.3%
Ginnie Mae, Series 2009-26, Class SC,
6.17%, 1/16/38(b)	25,906		3,281,657

Mortgage-Backed Securities — 140.5%
Fannie Mae Mortgage-Backed Securities:
8.00%, 8/01/14	27		28,771
5.00%, 1/01/21-3/01/21	99		103,847
5.50%, 1/01/22-4/01/35	3,600		3,785,581
4.50%, 1/01/25-1/01/40(c)	151,700		151,473,750
5.00%, 1/01/25-1/01/40(c)	37,700		38,769,063
4.00%, 1/01/40(c)	4,700		4,541,375
5.50%, 1/01/40(c)	69,800		73,071,875
6.00%, 1/01/40(c)	14,200		15,093,250
Freddie Mac Mortgage-Backed Securities:
6.00%, 11/01/13-8/01/16	25		26,951
9.00%, 12/01/19(d)	—		361
5.50%, 1/01/22-5/01/22	290		307,865
7.50%, 2/01/27-3/01/27	6		6,699
8.00%, 10/17/30-3/17/32	9,594		10,797,075
4.50%, 10/01/35	134		133,972
Ginnie Mae Mortgage-Backed Securities:
11.00%, 9/15/10(d)	—		462
17.00%, 11/15/11-12/15/11	15		15,699
16.00%, 3/15/12-4/15/12	11		12,699
12.00%, 2/15/13-6/15/15	15		16,310
11.50%, 4/15/13-12/15/15	24		26,913
14.50%, 4/15/13	8		8,828
15.00%, 6/15/13	14		15,457
10.00%, 2/15/16-6/15/18	183		200,371
9.50%, 3/15/16-9/15/22	677		771,279
9.00%, 4/15/16-10/15/21	253		284,620
6.50%, 5/15/16-10/15/32	10,465		11,276,627
8.50%, 6/15/16-2/15/25	205		231,831
5.50%, 7/15/16-7/15/39	42,568		44,772,508
6.00%, 7/15/16-11/15/38	331,697		352,806,939
8.00%, 1/15/17-5/15/30	2,293		2,552,254
7.00%, 9/15/17-5/15/32	4,606		5,106,016
7.50%, 2/15/22-9/15/30	1,250		1,406,297
5.00%, 11/15/32-12/15/39(e)	213,770		220,448,210
4.50%, 12/15/34-8/15/39	138,186		138,532,796
4.00%, 1/01/40(c)	25,500		24,631,406
4.50%, 1/01/40(c)	235,400		235,523,000
5.50%, 1/01/40(c)	207,300		217,211,406
6.00%, 1/01/40(c)	62,700		66,187,688
6.50%, 1/01/40(c)	224,200		238,562,812

			1,858,742,863

Total U.S. Government Sponsored Agency Securities — 148.0%			1,957,814,094

U.S. Treasury Obligations
U.S. Treasury Bonds,
4.38%, 11/15/39(f)	22,500		21,536,730
U.S. Treasury Notes,
3.63%, 8/15/19(e)(f)	99,290		97,614,481

Total U.S. Treasury Obligations — 9.0%			119,151,211

Total Long-Term Investments (Cost — $2,076,883,651) — 157.0%			2,076,968,638

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.11%(g)(h)	316,082,083		316,082,083

Total Short-Term Securities (Cost — $316,082,083) — 23.9%			316,082,083

	Contracts
Options Purchased
Exchange-Traded Put Options Purchased
3-month Euro$ Futures, Strike Price USD 98.75, Expires 9/13/10	1,282		929,450

Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 2.500% and pay a floating rate based on 3-month LIBOR, Expires 3/11/10, Broker, Barclays Bank, Plc	1,190	(i)	23
Receive a fixed rate of 3.370% and pay a floating rate based on 3-month LIBOR, Expires 4/06/10, Broker, Barclays Bank, Plc	2,750	(i)	64,927
Receive a fixed rate of 3.404% and pay a floating rate based on 3-month LIBOR, Expires 4/08/10, Broker, Deutsche Bank AG	1,500	(i)	41,323

			106,273

Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 3.370% and receive a floating rate based on 3-month LIBOR, Expires 4/06/10, Broker, Barclays Bank, Plc	2,750	(i)	1,782,521
Pay a fixed rate of 3.404% and receive a floating rate based on 3-month LIBOR, Expires 4/08/10, Broker, Deutsche Bank AG	1,500	(i)	943,949
Pay a fixed rate of 5.090% and receive a floating rate based on 3-month LIBOR, Expires 10/29/12, Broker, Credit Suisse International	1,720	(i)	1,127,701

			3,854,171

Total Options Purchased (Cost — $6,224,533) — 0.3%			4,889,894

12	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock GNMA Portfolio
(Percentages shown are based on Net Assets)

			Value
Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $2,399,190,267*) — 181.2%			$2,397,940,615

	Par (000)
TBA Sale Commitments(c)
Fannie Mae Mortgage-Backed Securities,
6.00%, 1/01/40	$4,000		(4,281,250)
Ginnie Mae Mortgage-Backed Securities:
4.50%, 1/01/40	95,000		(95,059,375)
5.00%, 1/01/40	21,000		(21,592,572)
6.00%, 1/01/40	142,300		(150,393,312)

Total TBA Sale Commitments (Proceeds — $274,127,005) — (20.5)%			(271,326,509)

	Contracts
Options Written
Exchange-Traded Put Options Written
3-month Euro$ Futures, Strike Price USD 98.25, Expires 9/13/10	1,282		$(528,825)

Over-the-Counter Call Swaptions Written
Pay a fixed rate of 3.425% and receive a floating rate based on 3-month LIBOR, Expires 3/24/11, Broker, JPMorgan Chase Bank, N.A.	3,500	(i)	(424,357)
Pay a fixed rate of 3.740% and receive a floating rate based on 3-month LIBOR, Expires 3/25/10, Broker, Citibank, N.A.	2,620	(i)	(204,757)
Pay a fixed rate of 4.350% and receive a floating rate based on 3-month LIBOR, Expires 5/28/10, Broker, Goldman Sachs Bank USA	4,300	(i)	(1,509,696)
Pay a fixed rate of 5.050% and receive a floating rate based on 3-month LIBOR, Expires 12/08/14, Broker, Morgan Stanley Capital Services, Inc.	1,650	(i)	(980,834)

			(3,119,644)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 3.425% and pay a floating rate based on 3-month LIBOR, Expires 3/24/11, Broker, JPMorgan Chase Bank, N.A.	3,500	(i)	(3,723,014)
Receive a fixed rate of 3.740% and pay a floating rate based on 3-month LIBOR, Expires 3/25/10, Broker, Citibank, N.A.	2,620	(i)	(999,454)
Receive a fixed rate of 4.350% and pay a floating rate based on 3-month LIBOR, Expires 5/28/10, Broker, Goldman Sachs Bank USA	4,300	(i)	(983,311)
Receive a fixed rate of 4.500% and pay a floating rate based on 3-month LIBOR, Expires 3/11/10, Broker, Barclays Bank, Plc	1,190	(i)	(469,713)
Receive a fixed rate of 5.050% and pay a floating rate based on 3-month LIBOR, Expires 12/08/14, Broker, Morgan Stanley Capital Services, Inc.	1,650	(i)	(1,309,958)
Receive a fixed rate of 6.090% and pay a floating rate based on 3-month LIBOR, Expires 10/29/12, Broker, Credit Suisse International	1,720	(i)	(672,420)

			(8,157,870)

Total Options Written (Premiums Received — $13,934,250) — (0.9)%			(11,806,339)

Total Investments Net of TBA Sale Commitments and Outstanding Options Written — 159.8%			$2,114,807,767
Liabilities in Excess of Other Assets — (59.8)%			(791,647,232)

Net Assets — 100.0%			$1,323,160,535

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,399,306,988

Gross unrealized appreciation	$15,721,627
Gross unrealized depreciation	(17,088,000)

Net unrealized depreciation	$(1,366,373)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	$109,996,219	$(368,984)
Credit Suisse International	$(65,040,625)	$893,750
Deutsche Bank AG	$81,101,062	$62,352
Goldman Sachs Bank USA	$464,694,928	$(4,637,072)
JPMorgan Chase Bank, N.A.	$168,383,094	$(1,784,308)
Morgan Stanley Capital Services, Inc.	$34,604,438	$(255,165)

(d)	Par is less than $500.

(e)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(f)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(g)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	$274,658,514	$119,280

(h)	Represents the current yield as of report date.

(i)	One contract represents a notional amount of $10,000.

•	Financial futures contracts purchased as of December 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation
120	U.S. Treasury Notes (10 Year)	March 2010	$13,854,375	$(12,861)

DECEMBER 31, 2009	13

Schedule of Investments (continued)	BlackRock GNMA Portfolio

•	Financial futures contracts sold as of December 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation
1,879	U.S. Treasury Notes (2 Year)	March 2010	$406,363,109	$2,115,485
686	U.S. Treasury Notes (5 Year)	March 2010	$78,466,610	1,652,197

Total				$3,767,682

•	Interest rate swaps outstanding as of December 31, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)
1.60%(a)	3-month LIBOR	Deutsche Bank AG	February 2011	USD 31,100	$483,495
2.43%(b)	3-month LIBOR	Deutsche Bank AG	April 2014	USD 15,800	77,974
2.48%(a)	3-month LIBOR	Deutsche Bank AG	December 2014	USD 39,900	(806,198)
3.17%(a)	3-month LIBOR	Bank of America, N.A.	March 2019	USD 3,800	(177,481)
2.95%(b)	3-month LIBOR	Goldman Sachs Bank USA	April 2019	USD 25,600	1,758,607
3.73%(a)	3-month LIBOR	Citibank, N.A.	June 2019	USD 9,200	(99,264)
3.79%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2019	USD 20,000	(164,323)
3.66%(b)	3-month LIBOR	Barclays Bank, Plc	September 2019	USD 7,900	92,513
3.40%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	December 2019	USD 25,000	1,105,489
4.22%(b)	3-month LIBOR	Deutsche Bank AG	December 2039	USD 21,800	1,039,054
3.50%(b)	3-month LIBOR	Barclays Bank, Plc	March 2040	USD 2,000	354,860

Total					$3,664,726

(a)	Portfolio pays floating interest rate and receives fixed rate.

(b)	Portfolio pays fixed interest rate and receives floating rate.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Asset-Backed Securities	—	—	$536	$536
Project Loans	—	—	2,797	2,797
U.S. Government Sponsored
Agency Securities	—	$1,957,814,094	—	1,957,814,094
U.S. Treasury Obligations	—	119,151,211	—	119,151,211
Short-Term Securities	$316,082,083	—	—	316,082,083
Liabilities:
TBA Sale Commitments	—	(271,326,509)	—	(271,326,509)
Other Financial Instruments[1] :
Assets	4,697,132	8,872,436	—	13,569,568
Liabilities	(541,686)	(12,524,780)	—	(13,066,466)

Total	$320,237,529	$1,801,986,452	$3,333	$2,122,227,314

[1]

Other financial instruments are options purchased, options written, financial futures contracts and swaps contracts. Financial futures contracts and swaps are shown at the unrealized appreciation/depreciation on the instrument and options purchased and options written are shown at market value.

14	DECEMBER 31, 2009

Schedule of Investments (concluded)	BlackRock GNMA Portfolio

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset- Backed Securities	Project Loans	Total
Balance, as of September 30, 2009	$536	$2,838	$3,374
Accrued discounts/premiums	—	—	—
Realized gain/loss	—	(1)	(1)
Change in unrealized appreciation/ depreciation[2]	—	2	2
Net purchases/sales	—	(42)	(42)
Transfers in/out of Level 3	—	—	—

Balance, as of December 31, 2009	$536	$2,797	$3,333

[2]	The change in unrealized appreciation/depreciation on securities still held at December 31, 2009 was $2.

DECEMBER 31, 2009	15

Schedule of Investments December 31, 2009 (Unaudited)	BlackRock Government Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset-Backed Securities
Fannie Mae Whole Loan, Series 1996-W1, Class AL,
7.25%, 3/25/26(a)	$370	$401,995
Small Business Administration, Series 2003-10A, Class 1,
4.63%, 3/10/13	516	534,650
Structured Asset Receivables Trust Certificates, Series 2003-2A,
0.68%, 1/21/11(a)(b)(c)	—	419

Total Asset-Backed Securities — 0.1%		937,064

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 4.9%
Countrywide Alternative Loan Trust:
Series 2008-2R, Class 3A1,
6.00%, 8/25/37	9,877	7,200,921
Series 2008-2R, Class 4A1,
6.25%, 8/25/37	21,947	17,358,875
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2005-4, Class 3A16,
5.50%, 6/25/35	8,310	7,382,985
Series 2005-5, Class 2A8,
5.50%, 7/25/35	4,653	4,233,358
Series 2005-11, Class 6A5,
6.00%, 12/25/35	6,195	5,343,577
Residential Funding Mortgage Securities I, Series 2007-S2, Class A3,
6.00%, 2/25/37	12,606	12,096,357

		53,616,073

Interest Only Collateralized Mortgage Obligations — 0.0%
Salomon Brothers Mortgage Securities VI, Inc., Series 1987-1,
11.00%, 2/17/17	13	1,281

Principal Only Collateralized Mortgage Obligations — 0.0%
Salomon Brothers Mortgage Securities VI, Inc., Series 1987-1,
1.30%, 2/17/17(d)	13	11,526

Total Non-Agency Mortgage-Backed Securities — 4.9%		53,628,880

Project Loans — 0.0%
Federal Housing Authority, Merrill Lynch Project, Pool 42,
7.43%, 9/25/22	1	530

U.S. Government Sponsored Agency Securities
Agency Obligations — 2.3%
Fannie Mae,
2.63%, 11/20/14(e)	6,895	6,841,536
Freddie Mac,
1.13%, 12/15/11	18,755	18,696,728
Small Business Administration Participation Certificates:
Series 1996-20J,
7.20%, 10/01/16	43	46,209
Series 1998-20J, Class 1,
5.50%, 10/01/18	49	51,892

		25,636,365

Collateralized Mortgage Obligations — 3.1%
Fannie Mae, Series 2002-59, Class B,
5.50%, 9/25/17	6,149	6,532,802
Ginnie Mae:
Series 2005-10, Class ZB,
5.18%, 12/16/44(a)	3,530	3,123,404
Series 2005-9, Class Z,
4.65%, 1/16/45(a)	6,257	5,184,869
Series 2005-29, Class Z,
4.25%, 4/16/45(a)	5,485	4,190,126
Series 2005-67, Class Z,
4.72%, 8/16/45(a)	6,720	5,764,486
Series 2005-59, Class ZA,
4.96%, 3/16/46(a)	10,727	9,432,046

		34,227,733

Federal Deposit Insurance Corporation Guaranteed — 2.8%
Citibank, N.A.,
1.75%, 12/28/12	7,795	7,726,420
General Electric Capital Corp.:
2.25%, 3/12/12	6,450	6,543,460
2.00%, 9/28/12	6,450	6,458,346
2.13%, 12/21/12	9,650	9,658,946

		30,387,172

Interest Only Collateralized Mortgage Obligations — 1.7%
Freddie Mac, Series 1220, Class B,
1.17%, 2/15/22(a)	917	191,742
Ginnie Mae:
Series 2009-26, Class SC,
6.17%, 1/16/38(a)	20,028	2,537,075
Series 2004-10,
0.82%, 1/16/44(a)	50,464	1,321,499
Series 2004-77,
0.65%, 9/16/44(a)	119,666	3,236,690
Series 2005-9,
0.71%, 1/16/45(a)	110,871	3,780,102
Series 2005-50,
0.90%, 6/16/45(a)	29,600	1,239,646
Series 2006-15,
0.81%, 4/16/46(a)	128,175	4,874,816
Series 2006-30,
0.77%, 5/16/46(a)	47,647	2,069,352

		19,250,922

Mortgage-Backed Securities — 172.6%
Fannie Mae Mortgage-Backed Securities:
11.00%, 2/01/11-8/01/20	106	120,408
13.00%, 9/01/13-3/01/15	77	83,999
5.50%, 4/01/21-12/01/38(e)	145,125	152,640,907
5.00%, 1/01/22-8/01/36	47,520	49,071,436
4.00%, 1/01/25-1/01/40(f)	41,400	40,748,875
4.50%, 1/01/25-2/01/40(f)	771,500	770,306,812
5.00%, 1/01/25-1/01/40(f)	20,200	20,898,812
5.50%, 1/01/25-1/01/40(f)	318,528	334,083,873
6.00%, 5/01/33-11/01/39	99,633	105,966,062
4.50%, 3/01/39-9/01/39	110,364	110,276,661
6.00%, 1/01/40(f)	24,000	25,440,000
6.50%, 1/01/40(f)	32,100	34,387,125
Freddie Mac Mortgage-Backed Securities:
13.00%, 9/01/10-2/01/16	54	58,927
12.00%, 6/01/13-6/01/20	69	80,671
11.50%, 9/01/14-6/01/20	42	47,537
11.00%, 12/01/14-9/01/20	40	45,685
12.50%, 12/01/15-7/01/19	61	61,554
10.00%, 7/01/19(b)	—	200
5.00%, 2/01/22-4/01/36	46,426	47,935,012
5.50%, 1/01/25(f)	500	528,750
8.00%, 1/01/25-8/01/32	623	713,021
8.50%, 1/01/25-7/01/25	134	153,793
5.50%, 5/01/28-11/01/38(e)	32,961	34,654,083
6.00%, 6/01/37-3/01/38	32,599	34,619,256
4.50%, 1/01/40(f)	800	798,000
5.00%, 1/01/40(f)	7,400	7,587,312
Ginnie Mae Mortgage-Backed Securities:
10.50%, 1/15/16	2	1,808
7.00%, 6/15/23-3/15/24	1	686
7.50%, 2/15/25-12/15/31	2,136	2,407,341

16	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock Government Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities (concluded)
5.50%, 3/15/29-4/15/29	$187		$197,136
3.00%, 9/15/35	98		101,330
4.50%, 1/01/40(f)	18,800		18,811,750
5.00%, 1/01/40(f)	79,300		81,555,094
6.50%, 1/01/40(f)	26,500		28,197,656

			1,902,581,572

Total U.S. Government Sponsored Agency Securities — 182.5%			2,012,083,764

U.S. Treasury Obligations
U.S. Treasury Bonds:
7.25%, 5/15/16(g)	3,260		4,035,525
8.13%, 8/15/19-8/15/21	84,915		115,644,810
8.75%, 5/15/20-8/15/20	19,700		27,792,157
8.00%, 11/15/21	74,950		102,060,839
7.13%, 2/15/23	3,850		4,937,625
4.50%, 8/15/39	4,250		4,153,712
U.S. Treasury Notes:
2.13%, 11/30/14	150		146,449
2.63%, 12/31/14	145		144,581
4.00%, 8/15/18	10,500		10,723,944
3.38%, 11/15/19(h)	174,725		168,064,483

Total U.S. Treasury Obligations — 39.7%			437,704,125

Total Long-Term Investments (Cost — $2,535,186,495) — 227.2%			2,504,354,363

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11%(i)(j)	168,440,906		168,440,906

Total Short-Term Securities (Cost — $168,440,906) — 15.3%			168,440,906

Options Purchased
Exchange-Traded Put Options Purchased
3-month Euro$ Futures, Strike Price USD 98.75, Expires 9/13/10	772		559,700
U.S. Treasury Notes (10 Year), Strike Price $117.00, Expires 2/19/10	325		670,312

			1,230,012

Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 1.915% and pay a floating rate based on 3-month LIBOR, Expires 9/02/10, Broker, Morgan Stanley Capital Services, Inc.	9,370	(k)	493,925
Receive a fixed rate of 1.945% and pay a floating rate based on 3-month LIBOR, Expires 9/03/10, Broker, Citibank, N.A.	9,370	(k)	511,757
Receive a fixed rate of 2.500% and pay a floating rate based on 3-month LIBOR, Expires 3/11/10, Broker, Barclays Bank, Plc	1,460	(k)	28

			1,005,710

Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 1.915% and receive a floating rate based on 3-month LIBOR, Expires 9/02/10, Broker, Morgan Stanley Capital Services, Inc.	9,370	(k)	288,744

	Contracts
Pay a fixed rate of 1.945% and receive a floating rate based on 3-month LIBOR, Expires 9/03/10, Broker, Citibank, N.A.	9,370	(k)	283,121
Pay a fixed rate of 5.035% and receive a floating rate based on 3-month LIBOR, Expires 10/15/12, Broker, JPMorgan Chase Bank, N.A.	9,510	(k)	6,378,992
Pay a fixed rate of 5.090% and receive a floating rate based on 3-month LIBOR, Expires 10/29/12, Broker, Credit Suisse International	1,460	(k)	957,235
Pay a fixed rate of 5.350% and receive a floating rate based on 3-month LIBOR, Expires 2/04/10, Broker, JPMorgan Chase Bank, N.A.	11,960	(k)	7,801

			7,915,893

Total Options Purchased (Cost — $9,725,097) — 0.9%			10,151,615

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $2,713,352,498*) — 243.4%			$2,682,946,884

	Par (000)
TBA Sale Commitments(f)
Fannie Mae Mortgage-Backed Securities:
5.00%, 1/01/25-2/01/40	$52,800		(54,215,813)
4.50%, 1/01/40-2/01/40	507,800		(506,363,188)
5.50%, 1/01/40-2/01/40	283,625		(296,611,708)
6.00%, 1/01/40	102,500		(108,650,000)
Freddie Mac Mortgage-Backed Securities:
5.00%, 1/01/25-2/01/40	40,900		(42,061,888)
5.50%, 1/01/40	21,800		(22,835,500)
6.00%, 1/01/40-2/01/40	19,800		(20,961,892)
Ginnie Mae Mortgage-Backed Securities,
5.00%, 1/01/40	24,600		(25,299,562)

Total TBA Sale Commitments (Proceeds — $1,086,097,988) — (97.7)%			(1,076,999,551)

	Contracts
Options Written
Exchange-Traded Put Options Written
3-month Euro$ Futures, Strike Price USD 98.25, Expires 9/13/10	772		(318,450)
U.S. Treasury Notes (10 Year), Strike Price $116.00, Expires 2/19/10	325		(467,187)

			(785,637)

Over-the-Counter Call Swaptions Written
Pay a fixed rate of 3.450% and receive a floating rate based on 3-month LIBOR, Expires 3/16/10, Broker, Credit Suisse International	5,000	(k)	(116,214)
Pay a fixed rate of 3.580% and receive a floating rate based on 3-month LIBOR, Expires 1/08/10, Broker, Deutsche Bank AG	4,230	(k)	(498)
Pay a fixed rate of 3.600% and receive a floating rate based on 3-month LIBOR, Expires 2/04/10, Broker, JPMorgan Chase Bank, N.A.	920	(k)	(16,183)
Pay a fixed rate of 3.860% and receive a floating rate based on 3-month LIBOR, Expires 3/22/10, Broker, Citibank, N.A.	2,080	(k)	(228,296)

DECEMBER 31, 2009	17

Schedule of Investments (continued)	BlackRock Government Income Portfolio

	Contracts		Value
Options Written
Over-the-Counter Call Swaptions Written (concluded)
Pay a fixed rate of 4.123% and receive a floating rate based on 3-month LIBOR, Expires 8/27/10, Broker, Morgan Stanley Capital Services, Inc.	1,080	(k)	$(292,060)
Pay a fixed rate of 4.490% and receive a floating rate based on 3-month LIBOR, Expires 12/05/11, Broker, Deutsche Bank AG	1,310	(k)	(578,101)
Pay a fixed rate of 4.800% and receive a floating rate based on 3-month LIBOR, Expires 6/11/10, Broker, Citibank, N.A.	2,140	(k)	(1,309,265)
Pay a fixed rate of 4.890% and receive a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, Deutsche Bank AG	960	(k)	(521,119)

			(3,061,736)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 3.450% and pay a floating rate based on 3-month LIBOR, Expires 3/16/10, Broker, Credit Suisse International	5,000	(k)	(2,777,783)
Receive a fixed rate of 3.860% and pay a floating rate based on 3-month LIBOR, Expires 3/22/10, Broker, Citibank, N.A.	2,080	(k)	(636,533)
Receive a fixed rate of 4.080% and pay a floating rate based on 3-month LIBOR, Expires 1/08/10, Broker, Deutsche Bank AG	4,230	(k)	(116,505)
Receive a fixed rate of 4.100% and pay a floating rate based on 3-month LIBOR, Expires 2/04/10, Broker, JPMorgan Chase Bank, N.A.	920	(k)	(92,462)
Receive a fixed rate of 4.123% and pay a floating rate based on 3-month LIBOR, Expires 8/27/10, Broker, Morgan Stanley Capital Services, Inc.	1,080	(k)	(479,848)
Receive a fixed rate of 4.490% and pay a floating rate based on 3-month LIBOR, Expires 12/05/11, Broker, Deutsche Bank AG	1,310	(k)	(948,608)
Receive a fixed rate of 4.500% and pay a floating rate based on 3-month LIBOR, Expires 3/11/10, Broker, Barclays Bank, Plc	1,460	(k)	(576,286)
Receive a fixed rate of 4.800% and pay a floating rate based on 3-month LIBOR, Expires 6/11/10, Broker, Citibank, N.A.	2,140	(k)	(281,293)
Receive a fixed rate of 4.890% and pay a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, Deutsche Bank AG	960	(k)	(814,324)
Receive a fixed rate of 6.035% and pay a floating rate based on 3-month LIBOR, Expires 10/15/12, Broker, JPMorgan Chase Bank, N.A.	9,510	(k)	(3,800,252)
Receive a fixed rate of 6.090% and pay a floating rate based on 3-month LIBOR, Expires 10/29/12, Broker, Credit Suisse International	1,460	(k)	(570,776)

			(11,094,670)

Total Options Written (Premiums Received — $20,058,916) — (1.4)%			(14,942,043)

	Par (000)
Borrowed Bond Agreements
JPMorgan Chase Bank, N.A.,
0.05%, 1/13/10	$24,844		24,843,750

Total Borrowed Bond Agreements (Cost — $24,843,750) — 2.3%			24,843,750

Borrowed Bonds
U.S. Treasury Notes,
3.38%, 1/13/10	(24,844)		(24,843,750)

Total Borrowed Bonds (Proceeds — $24,843,750) — (2.3)%			(24,843,750)

Total Investments Net of TBA Sale Commitments and Outstanding Options Written — 144.3%			1,591,005,290
Liabilities in Excess of Other Assets — (44.3)%			(488,805,027)

Net Assets — 100.0%			$1,102,200,263

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,713,577,199

Gross unrealized appreciation	$9,056,642
Gross unrealized depreciation	(39,686,957)

Net unrealized depreciation	$(30,630,315)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Par is less than $500.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(f)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA trans-actions as of report date were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$13,075,437	$(41,961)
Citibank, N.A.	$165,909,375	$(2,297,383)
Credit Suisse International	$7,053,307	$(477,161)
Deutsche Bank AG	$(193,701,656)	$2,961,777
Goldman Sachs Bank USA	$94,527,093	$(226,202)
JPMorgan Chase Bank, N.A.	$68,849,312	$(1,597,805)
Morgan Stanley Capital Services, Inc.	$201,389,843	$(2,427,757)
Royal Bank of Scotland	$(98,955,859)	$750,719
UBS AG	$28,197,656	$(99,375)

(g)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(h)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(i)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	$151,292,735	$11,949

(j)	Represents the current yield as of report date.

(k)	One contract represents a notional amount of $10,000.

18	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock Government Income Portfolio

•	Reverse repurchase agreements outstanding as of December 31, 2009 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
JPMorgan Chase Bank USA	0.06%	12/11/09	1/13/10	$45,240,613	$45,238,125
JPMorgan Chase Bank USA	0.05%	12/14/09	1/13/10	$63,072,628	$63,070,000
JPMorgan Chase Bank USA	0.08%	12/22/09	1/13/10	$43,708,387	$43,706,250

Total					$152,014,375

•	Financial futures contracts purchased as of December 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation
1,389	U.S. Treasury Notes (10 Year)	March 2010	$160,364,391	$(1,151,293)

•	Financial futures contracts sold as of December 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation
2,263	U.S. Treasury Notes (2 Year)	March 2010	$489,409,109	$1,524,185
435	U.S. Treasury Notes (5 Year)	March 2010	$49,756,523	576,244
786	U.S. Treasury Bonds	March 2010	$90,684,750	2,695,846

Total				$4,796,275

•	Interest rate swaps outstanding as of December 31, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.62%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	June 2011	USD	28,700	$(272,868)
2.79%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	November 2014	USD	7,020	23,838
2.37%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	December 2014	USD	44,600	(1,090,983)
2.63%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	December 2014	USD	46,100	(599,382)
3.92%(a)	3-month LIBOR	Citibank, N.A.	June 2019	USD	11,000	(19,824)
3.94%(a)	3-month LIBOR	Deutsche Bank AG	August 2019	USD	25,000	(433,158)
3.71%(b)	3-month LIBOR	Barclays Bank, Plc	August 2019	USD	15,100	(63,127)
3.68%(b)	3-month LIBOR	Deutsche Bank AG	August 2019	USD	29,200	(206,881)
3.51%(b)	3-month LIBOR	Bank of America, N.A.	September 2019	USD	6,500	(147,871)
3.50%(b)	3-month LIBOR	Citibank, N.A.	September 2019	USD	13,600	(326,887)
3.50%(b)	3-month LIBOR	Bank of America, N.A.	September 2019	USD	19,500	(489,764)
3.66%(a)	3-month LIBOR	Barclays Bank, Plc	September 2019	USD	21,400	250,604
3.43%(a)	3-month LIBOR	Deutsche Bank AG	October 2019	USD	7,000	236,686
3.45%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	October 2019	USD	55,000	1,794,321
3.50%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	November 2019	USD	3,900	131,729
3.31%(b)	3-month LIBOR	Barclays Bank, Plc	December 2019	USD	35,200	(1,806,674)
3.31%(b)	3-month LIBOR	Royal Bank of Scotland, Plc	December 2019	USD	5,400	(276,059)
3.40%(a)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	35,300	1,558,552
3.62%(b)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	10,000	(259,870)
3.50%(b)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	4,400	(161,198)
3.55%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	December 2019	USD	5,000	(161,297)
3.70%(b)	3-month LIBOR	Credit Suisse International	December 2019	USD	6,000	(123,142)
4.35%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	July 2039	USD	9,600	90,216
3.50%(a)	3-month LIBOR	Barclays Bank, Plc	March 2040	USD	2,400	425,832

Total						$(1,927,207)

(a)	Portfolio pays fixed interest rate and receives floating rate.

(b)	Portfolio pays floating interest rate and receives fixed rate.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

DECEMBER 31, 2009	19

Schedule of Investments (concluded)	BlackRock Government Income Portfolio

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Asset-Backed Securities	—	$936,645	$419	$937,064
Non-Agency Mortgage-Backed Securities	—	53,628,880	—	53,628,880
Project Loans	—	—	530	530
U.S. Government Sponsored Agency Securities	—	2,012,083,764	—	2,012,083,764
U.S. Treasury Obligations	—	437,704,125	—	437,704,125
Short-Term Securities	$168,440,906	—	—	168,440,906
Liabilities:
TBA Sale Commitments	—	(1,076,999,551)	—	(1,076,999,551)
Other Financial Instruments[1] :
Assets	6,026,287	38,277,131	—	44,303,418
Liabilities	(1,936,930)	(45,439,141)	—	(47,376,071)

Total	$172,530,263	$1,420,191,853	$949	$1,592,723,065

[1]

Other financial instruments are options purchased, options written, foreign currency exchange contracts, financial futures contracts, swaps, borrowed bond agreements and borrowed bonds. Foreign currency exchange contracts, financial futures contracts and swaps are shown at the unrealized appreciation/ depreciation on the instrument and options purchased, options written, borrowed bond agreements and borrowed bonds are shown at market value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset- Backed Securities	Project Loans	Total
Balance, as of September 30, 2009	$419	$541	$960
Accrued discounts/premiums	—	—	—
Realized gain/loss	—	(1)	(1)
Change in unrealized appreciation/depreciation[2]	—	—	—
Net purchases/sales	—	(10)	(10)
Transfers in/out of Level 3	—	—	—

Balance, as of December 31, 2009	$419	$530	$949

[2]	The change in unrealized appreciation/depreciation on securities still held at December 31, 2009 was zero.

20	DECEMBER 31, 2009

Schedule of Investments December 31, 2009 (Unaudited)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Airlines — 0.0%
Delta Air Lines, Inc.(a)	553	6,293
Auto Components — 2.9%
Delphi Corp. - Class B	5,947	54,119,520
Federal Mogul Corp.(a)	123,300	2,133,090
Lear Corp.(a)	143,368	9,697,411

		65,950,021

Building Products — 0.4%
Armstrong World Industries, Inc.(a)	331	12,886
Masonite Worldwide Holdings(a)	231,433	8,389,446
Nortek, Inc.(a)	7,104	248,640

		8,650,972

Capital Markets — 0.2%
E*TRADE Financial Corp.(a)	2,761,000	4,831,750
Freedom Pay, Inc.(a)	314,534	3,145

		4,834,895

Chemicals — 0.1%
Solutia, Inc.(a)	133,000	1,689,100
Wellman Holdings, Inc.(a)	4,035	1,009

		1,690,109

Communications Equipment — 0.1%
Loral Space & Communications, Inc.(a)	100,919	3,190,050

Computer & Office Equipment — 0.0%
Phase Metrics, Inc.(a)	842,908	16,858

Diversified Financial Services — 0.3%
Adelphia Recovery Trust, Series ACC-1 INT(a)	1,108,793	34,373
Adelphia Recovery Trust, Series ACC-4 INT(a)	2,414,212	9,657
Adelphia Recovery Trust, Series Arahova INT(a)	242,876	45,418
Adelphia Recovery Trust, Series Frontiervision INT(a)	131,748	—
CIT Group, Inc.(a)	22,590	623,707
Citigroup, Inc.(a)	64,000	6,677,760

		7,390,915

Diversified Telecommunication Services — 0.2%
Qwest Communications International, Inc.	1,107,371	4,662,032

Electrical Equipment — 0.0%
SunPower Corp.—Class B(a)	1,523	31,907

Food Products — 0.0%
Pilgrim’s Pride Corp.(a)	61,180	513,912

Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc.(a)	3,785	26,495

Household Durables — 0.2%
Beazer Homes USA, Inc.(a)	569,700	2,757,348
Standard Pacific Corp.(a)	160,000	598,400

		3,355,748

Machinery — 0.0%
Reunion Industries, Inc.(a)	8,341	1,668

Media — 0.2%
Sirius XM Radio, Inc.(a)	8,030,000	4,818,000

Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd.(a)(b)	321,575	812,871
Ainsworth Lumber Co. Ltd.(a)	286,543	726,050
Western Forest Products, Inc.	83,810	15,626
Western Forest Products, Inc.(a)	301,922	56,294

		1,610,841

Pharmaceuticals — 0.0%
Curative Health Services, Inc., Escrow Stock(c)	570,169	114,718

Software — 0.2%
TiVo, Inc.(a)	321,000	3,267,780

Wireless Telecommunication Services — 0.2%
FiberTower Corp.(a)	993,774	4,153,975

Total Common Stocks — 5.1%		114,287,189

	Par (000)
Corporate Bonds
Advertising — 0.7%
Affinion Group, Inc.:
10.13%, 10/15/13	USD 6,905	$7,094,888
10.13%, 10/15/13	3,345	3,436,987
Catalina Marketing Corp.,
10.50%, 10/01/15(b)(d)	5,568	5,874,240

		16,406,115

Aerospace & Defense — 1.7%
L-3 Communications Corp.,
5.88%, 1/15/15	7,000	6,991,250
Sequa Corp.:
11.75%, 12/01/15(b)	8,990	8,360,700
13.50%, 12/01/15(b)(d)	24,625	22,777,723

		38,129,673

Airlines — 1.1%
Continental Airlines, Inc.:
Series RJO3,
7.88%, 7/02/18	4,012	3,440,054
Series 1999-1B,
6.80%, 8/02/18	1,162	1,057,737
Delta Air Lines, Inc.:
9.50%, 9/15/14(b)	965	1,002,394
Series B,
9.75%, 12/17/16	5,600	5,740,000
Delta Air Lines, Inc., Escrow Bonds:
0.00%, 12/15/29(a)(c)(e)	4,070	56,980
0.00%, 12/31/49(a)(c)(e)	4,300	60,200
United Air Lines, Inc.,
12.75%, 7/15/12	12,550	12,973,562

		24,330,927

Auto Components — 1.1%
Allison Transmission, Inc.,
11.00%, 11/01/15(b)	4,562	4,790,100
American Tire Distributors, Inc.,
6.50%, 4/01/12(f)	1,910	1,585,300
The Goodyear Tire & Rubber Co.:
7.86%, 8/15/11	3,748	3,874,495
8.63%, 12/01/11	8,090	8,393,375
Lear Corp., Escrow Bonds:
8.50%, 12/01/13(a)(c)(e)	5,255	137,944
5.75%, 8/01/14(a)(c)(e)	5,495	144,244
8.75%, 12/01/16(a)(c)(e)	3,721	97,676
Stanadyne Corp.:
10.00%, 8/15/14	3,115	2,834,650
12.00%, 2/15/15(g)	5,455	3,763,950

		25,621,734

Biotechnology — 0.2%
Gilead Sciences, Inc.,
0.63%, 5/01/13	4,100	5,058,375

DECEMBER 31, 2009	21

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Broadcasting — 0.0%
Century Communications, Escrow Bonds,
0.00%, 12/31/49(a)(c)(e)	USD	625	$17,188
Building Products — 0.6%
Nortek, Inc.,
11.00%, 12/01/13		7,136	7,456,674
Ply Gem Industries, Inc.,
11.75%, 6/15/13		6,435	6,435,000

			13,891,674

Capital Markets — 0.1%
E*TRADE Financial Corp.:
12.49%, 8/31/19(b)(h)		589	993,201
Series A,
12.49%, 8/31/19(h)		48	80,940

			1,074,141

Chemicals — 1.9%
American Pacific Corp.,
9.00%, 2/01/15		3,250	3,050,938
CPG International I, Inc.,
10.50%, 7/01/13		2,450	2,315,250
Georgia Gulf Corp.,
9.00%, 1/15/17(b)		2,065	2,085,650
Huntsman International LLC:
6.88%, 11/15/13(b)	EUR	2,690	3,576,666
5.50%, 6/30/16(b)	USD	4,920	4,366,500
Innophos, Inc.,
8.88%, 8/15/14		3,075	3,121,125
Lyondell Chemical Worldwide, Inc.:
10.25%, 11/01/10(a)(e)		1,150	816,500
9.80%, 2/01/20(a)(e)		825	585,750
MacDermid, Inc.,
9.50%, 4/15/17(b)		3,975	3,975,000
Nalco Co.,
8.25%, 5/15/17(b)		4,620	4,908,750
Nova Chemicals Corp.,
8.63%, 11/01/19(b)		5,390	5,484,325
Terra Capital, Inc.,
7.75%, 11/01/19(b)		8,240	8,816,800

			43,103,254

Commercial Banks — 0.6%
Glitnir Banki HF:
0.00%, 1/27/10(a)(e)	EUR	3,600	1,083,762
4.38%, 2/05/10(a)(e)		510	153,533
0.00%, 4/20/10(a)(b)(e)	USD	1,091	229,110
3.00%, 6/30/10(a)(e)	EUR	3,745	1,127,414
6.38%, 9/25/12(a)(b)(e)	USD	6,590	1,383,900
HBOS Plc:
1.02%, 9/01/16(f)	EUR	1,535	1,727,460
0.91%, 3/21/17(f)		1,500	1,606,368
Lloyds Banking Group Plc,
7.88%(i)		750	774,696
The Royal Bank of Scotland Plc:
5.63%(f)(i)	GBP	650	619,427
5.63%(f)(i)		500	476,483
6.20%(f)(i)		3,430	3,324,071

			12,506,224

Commercial Services & Supplies — 1.4%
Aleris International, Inc.:
9.00%, 12/15/14(a)(e)	USD	2,450	12,250
10.00%, 12/15/16(a)(e)		5,755	28,775
Altegrity, Inc.,
10.50%, 11/01/15(b)		4,100	3,659,250
Corrections Corp. of America,
6.75%, 1/31/14		350	350,000
DI Finance/DynCorp International, Series B,
9.50%, 2/15/13		2,606	2,638,575
Harland Clarke Holdings Corp.:
6.00%, 5/15/15(f)		1,120	915,600
9.50%, 5/15/15		1,360	1,263,100
Iron Mountain, Inc.,
8.38%, 8/15/21		4,945	5,105,712
Mobile Mini, Inc.,
9.75%, 8/01/14		2,750	2,860,000
Park-Ohio Industries, Inc.,
8.38%, 11/15/14		630	483,525
RBS Global, Inc./Rexnord LLC,
8.88%, 9/01/16		1,810	1,574,700
Trico Shipping AS,
11.88%, 11/01/14(b)		3,125	3,253,906
United Rentals North America, Inc.,
9.25%, 12/15/19		4,855	5,012,788
Viant Holdings, Inc.,
10.13%, 7/15/17(b)		1,265	1,258,675
Waste Services, Inc.,
9.50%, 4/15/14		1,850	1,933,250

			30,350,106

Construction Materials — 0.5%
Associated Materials LLC/Associated Materials Finance, Inc.,
9.88%, 11/15/16(b)		4,100	4,325,500
ESCO Corp.:
4.13%, 12/15/13(b)(f)		1,110	1,011,488
8.63%, 12/15/13(b)		2,900	2,885,500
Goodman Global Group, Inc.,
11.76%, 12/15/14(b)(h)		4,145	2,352,288
Texas Industries, Inc.,
7.25%, 7/15/13		1,105	1,085,662

			11,660,438

Containers & Packaging — 3.0%
Ball Corp.:
7.13%, 9/01/16		4,000	4,100,000
7.38%, 9/01/19		4,000	4,110,000
Berry Plastics Escrow LLC/Berry Plastics Escrow Corp.,
8.88%, 9/15/14(b)		3,915	3,807,338
Cascades, Inc.,
7.75%, 12/15/17(b)		4,885	4,933,850
Crown Americas LLC/Crown Americas Capital Corp. II,
7.63%, 5/15/17(b)		4,450	4,616,875
Crown European Holdings SA,
6.25%, 9/01/11	EUR	1,105	1,631,593
Graphic Packaging International, Inc.:
9.50%, 8/15/13	USD	1,191	1,229,708
9.50%, 6/15/17(b)		5,650	5,989,000
9.50%, 6/15/17(b)		2,400	2,544,000
Greif, Inc.,
7.75%, 8/01/19		2,410	2,458,200
Impress Holdings BV,
3.41%, 9/15/13(b)(f)		4,950	4,752,000
Owens-Brockway Glass Container, Inc.:
8.25%, 5/15/13		1,675	1,721,062
6.75%, 12/01/14	EUR	1,595	2,229,346
7.38%, 5/15/16	USD	4,780	4,935,350
Packaging Dynamics Finance Corp.,
10.00%, 5/01/16(b)		470	353,087
Pregis Corp.,
12.38%, 10/15/13		4,715	4,567,656
Rock-Tenn Co.,
5.63%, 3/15/13		3,252	3,239,805
Sealed Air Corp.,
7.88%, 6/15/17(b)		6,445	6,864,969
Solo Cup Co.,
10.50%, 11/01/13(b)		3,635	3,871,275

			67,955,114

Diversified Financial Services — 12.3%
AES Ironwood LLC,
8.86%, 11/30/25		3,370	3,336,274
AES Red Oak LLC:
Series A,
8.54%, 11/30/19		2,381	2,374,965
Series B,
9.20%, 11/30/29		2,085	1,954,687
BMS Holdings, Inc.,
8.35%, 2/15/12(b)(d)		2,547	50,934
Chukchansi Economic Development Authority,
4.02%, 11/15/12(b)(f)		990	693,000
CIT Group Funding Co. of Delaware LLC:
10.25%, 5/01/13		257	261,930
10.25%, 5/01/14		3,850	3,917,569
10.25%, 5/01/15		3,850	3,888,692
10.25%, 5/01/16		6,417	6,449,069
10.25%, 5/01/17		8,984	9,028,697
CIT Group, Inc.:
7.00%, 5/01/13		4	3,715

22	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Diversified Financial Services (concluded)
7.00%, 5/01/14(j)	USD	0	$1
7.00%, 5/01/15(j)		0	1
7.00%, 5/01/16		12,106	10,653,348
7.00%, 5/01/17		16,588	14,389,663
Duloxetine Royalty,
13.00%, 10/15/13		1,000	970,000
Eagle-Picher, Inc., Escrow Bonds,
9.75%, 9/01/13(c)(k)		3,285	—
FCE Bank Plc:
7.88%, 2/15/11	GBP	4,800	7,714,171
7.13%, 1/16/12	EUR	22,850	32,101,438
7.13%, 1/15/13		950	1,321,014
Ford Motor Credit Co. LLC:
7.50%, 8/01/12	USD	2,890	2,914,444
8.00%, 12/15/16		3,930	3,935,223
General Motors Acceptance Corp. of Canada Ltd.,
6.00%, 5/25/10	CAD	12,000	11,298,025
GMAC, Inc.:
7.25%, 3/02/11(b)	USD	597	591,030
5.38%, 6/06/11	EUR	2,397	3,255,813
6.88%, 8/28/12(b)	USD	5,656	5,542,880
2.46%, 12/01/14(b)(f)		18,555	14,936,775
6.75%, 12/01/14(b)		5,432	5,160,400
8.00%, 11/01/31(b)		10,480	9,432,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
8.13%, 6/01/12		3,445	3,513,900
7.13%, 2/15/13(l)(m)		14,091	14,372,820
International Lease Finance Corp.:
5.63%, 9/20/13		1,274	999,340
5.65%, 6/01/14		7,274	5,497,391
iPayment Investors LP,
11.63%, 7/15/14(b)(d)		17,904	7,161,434
Leucadia National Corp.,
8.13%, 9/15/15		7,575	7,726,500
Marsico Parent Co. LLC,
10.63%, 1/15/16(b)		6,273	3,646,181
Marsico Parent Holdco LLC,
12.50%, 7/15/16(b)(d)		2,631	529,426
Marsico Parent Superholdco LLC,
14.50%, 1/15/18(b)(d)		1,817	365,601
National Westminster Bank Plc:
2.85%(f)(i)	EUR	600	533,280
2.85%(f)(i)		550	466,763
NSG Holdings LLC/NSG Holdings, Inc.,
7.75%, 12/15/25(b)	USD	10,470	9,370,650
QHP Royalty Sub LLC,
10.25%, 3/15/15(b)		6,620	6,648,267
Residential Capital LLC,
8.38%, 6/30/10		11,472	9,751,200
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
7.75%, 10/15/16(b)		7,700	7,873,250
7.75%, 10/15/16(b)	EUR	3,550	5,139,986
8.00%, 12/15/16		8,637	11,638,660
Saturns Investments Europe Plc,
6.19%, 6/09/14	USD	3,225	2,257,500
Smurfit Kappa Acquisitions:
7.25%, 11/15/17(b)	EUR	4,690	6,596,806
7.75%, 11/15/19(b)		4,440	6,264,259
Southern Star Central Corp.,
6.75%, 3/01/16(b)	USD	2,925	2,822,625
UPC Germany GmbH & Co.,
8.13%, 12/01/17(b)		6,700	6,775,375

			276,126,972

Diversified Telecommunication Services — 6.1%
Asia Global Crossing Ltd.,
13.38%, 10/15/10(a)(e)		1,627	20,339
Broadview Networks Holdings, Inc.,
11.38%, 9/01/12		7,135	6,831,762
Digicel Group Ltd.:
8.88%, 1/15/15(b)		11,795	11,441,150
9.13%, 1/15/15(b)(d)		5,821	5,719,598
Intelsat Corp.:
9.25%, 8/15/14		1,630	1,674,825
9.25%, 6/15/16		7,390	7,630,175
6.88%, 1/15/28		2,690	2,299,950
Intelsat Subsidiary Holding Co. Ltd.:
8.50%, 1/15/13		2,850	2,907,000
8.88%, 1/15/15(b)		2,260	2,327,800
8.88%, 1/15/15		1,310	1,355,850
Nordic Telephone Co. Holdings ApS,
8.88%, 5/01/16(b)		1,430	1,512,225
Orascom Telecom Finance SCA,
7.88%, 2/08/14(b)		1,440	1,303,200
ProtoStar I Ltd.,
18.00%, 10/15/12(a)(b)(e)		10,499	9,973,611
Qwest Communications International, Inc.:
7.50%, 2/15/14		4,851	4,869,191
Series B,
7.50%, 2/15/14		14,634	14,688,878
8.00%, 10/01/15(b)		5,380	5,527,950
3.50%, 11/15/25		10,960	11,371,000
Qwest Corp.:
7.50%, 10/01/14		7,435	7,723,106
8.38%, 5/01/16		6,270	6,724,575
6.50%, 6/01/17		2,170	2,132,025
7.50%, 6/15/23		709	670,005
SBA Telecommunications, Inc.,
8.00%, 8/15/16(b)		3,090	3,229,050
West Corp.:
9.50%, 10/15/14		3,615	3,669,225
11.00%, 10/15/16		7,810	8,161,450
Wind Acquisition Finance SA,
12.00%, 12/01/15(b)		7,890	8,442,300
Windstream Corp.:
8.13%, 8/01/13		2,025	2,100,938
8.63%, 8/01/16		3,560	3,622,300

			137,929,478

Electric Utilities — 3.1%
AES Eastern Energy LP:
Series 1999-A,
9.00%, 1/02/17		2,911	2,922,135
Series 1999-B,
9.67%, 1/02/29		6,305	6,636,013
Calpine Construction Finance Co. LP/CCFC Finance Corp.,
8.00%, 6/01/16(b)		11,905	12,262,150
Edison Mission Energy,
7.20%, 5/15/19		535	405,263
Elwood Energy LLC,
8.16%, 7/05/26		4,138	3,805,449
Energy Future Holdings Corp.,
11.25%, 11/01/17(d)		46,012	32,323,725
FPL Energy National Wind Portfolio LLC,
6.13%, 3/25/19(b)		434	411,332
Ipalco Enterprises, Inc.:
8.63%, 11/14/11		1,960	2,048,200
7.25%, 4/01/16(b)		2,410	2,416,025
Mirant America Corp., Escrow Bonds,
0.00%, 7/15/49(a)(b)(c)(e)(k)		3,270	—
Mirant Americas Generation LLC, Escrow Bonds,
0.00%, 12/31/49(a)(c)(e)		1,215	—
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.,
10.88%, 6/01/16(b)		5,145	5,466,563
Southern Energy, Inc., Escrow Bonds, 0.00%,
12/31/49(a)(b)(c)(e)		1,880	—

DECEMBER 31, 2009	23

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Electric Utilities (concluded)
Tenaska Alabama Partners LP,
7.00%, 6/30/21(b)	USD	779	$717,122

			69,413,977

Energy Equipment & Services — 0.7%
Compagnie Generale de Geophysique:
9.50%, 5/15/16(b)		2,095	2,241,650
7.75%, 5/15/17		5,490	5,448,825
Infinis Plc,
9.13%, 12/15/14(b)	GBP	2,510	4,119,411
North American Energy Partners, Inc.,
8.75%, 12/01/11	USD	2,870	2,870,000

			14,679,886

Food Products — 0.3%
AmeriQual Group LLC and AmeriQual Finance Corp.,
9.50%, 4/01/12(b)		625	550,000
Smithfield Foods, Inc.,
10.00%, 7/15/14(b)		6,360	6,900,600

			7,450,600

Health Care Equipment & Supplies — 0.9%
DJO Finance LLC/DJO Finance Corp.,
10.88%, 11/15/14		11,435	12,063,925
Hologic, Inc.,
2.00%, 12/15/37(g)		10,470	8,938,763

			21,002,688

Health Care Providers & Services — 1.8%
Community Health Systems, Inc.,
8.88%, 7/15/15		10,155	10,510,425
LifePoint Hospitals, Inc.,
3.50%, 5/15/14		1,020	949,875
Tenet Healthcare Corp.:
9.00%, 5/01/15(b)		13,859	14,967,720
10.00%, 5/01/18(b)		11,524	12,906,880
8.88%, 7/01/19(b)		1,650	1,782,000

			41,116,900

Hotels, Restaurants & Leisure — 0.7%
Buffets Restaurants Holdings, Inc., Escrow Bonds,
0.00%, 12/31/14(a)(c)(e)		1,980	2
Fontainebleau Las Vegas Holdings LLC,
10.25%, 6/15/15(a)(b)(e)		2,115	21,150
Greektown Holdings LLC,
10.75%, 12/01/13(a)(b)(e)		2,123	321,104
Little Traverse Bay Bands of Odawa Indians,
10.25%, 2/15/14(a)(b)(e)		1,075	268,750
Mashantucket Western Pequot Tribe,
8.50%, 11/15/15(a)(b)		2,145	525,525
MGM Mirage,
11.13%, 11/15/17(b)		3,955	4,380,162
Scientific Games Corp.,
0.75%, 12/01/24(g)		2,630	2,511,650
Scientific Games International, Inc.,
9.25%, 6/15/19		185	194,250
Snoqualmie Entertainment Authority,
4.68%, 2/01/14(b)(f)		1,220	597,800
Travelport LLC:
9.88%, 9/01/14		1,924	1,986,530
11.88%, 9/01/16		1,000	1,060,000
Virgin River Casino Corp.,
9.00%, 1/15/12(a)(e)		14,355	1,435,500
Waterford Gaming LLC,
8.63%, 9/15/14(b)		3,847	2,096,615

			15,399,038

Household Durables — 2.5%
Ames True Temper, Inc.,
4.28%, 1/15/12(f)		5,865	5,337,150
Beazer Homes USA, Inc.:
12.00%, 10/15/17(b)		12,050	13,134,500
4.63%, 6/15/24		3,456	3,205,440
K. Hovnanian Enterprises, Inc.,
10.63%, 10/15/16(b)		13,700	14,316,500
KB Home:
6.38%, 8/15/11		294	294,000
9.10%, 9/15/17		2,080	2,184,000
Pulte Homes, Inc.,
6.38%, 5/15/33		660	532,950
Standard Pacific Corp.:
6.25%, 4/01/14		4,965	4,319,550
7.00%, 8/15/15		3,255	2,831,850
Standard Pacific Escrow LLC,
10.75%, 9/15/16(b)		8,045	8,205,900
Stanley-Martin Communities LLC,
9.75%, 8/15/15(a)(e)		4,970	1,472,362

			55,834,202

Independent Power Producers & Energy Traders — 1.4%
NRG Energy, Inc.:
7.25%, 2/01/14		2,175	2,202,187
7.38%, 2/01/16		20,875	20,901,094
8.50%, 6/15/19		8,400	8,610,000

			31,713,281

Industrial Conglomerates — 0.3%
Icahn Enterprises LP,
4.00%, 8/15/13(f)		2,155	1,788,650
Koppers, Inc.,
7.88%, 12/01/19(b)		3,950	3,989,500

			5,778,150

Insurance — 0.3%
Americo Life, Inc.,
7.88%, 5/01/13(b)		6,000	5,280,000
USI Holdings Corp.,
4.15%, 11/15/14(b)(f)		1,760	1,445,400

			6,725,400

IT Services — 0.4%
Alliance Data Systems Corp.,
1.75%, 8/01/13		9,235	9,408,156

Leisure Equipment & Products — 0.4%
Brunswick Corp.,
11.25%, 11/01/16(b)		7,020	7,897,500
Easton-Bell Sports, Inc.,
9.75%, 12/01/16(b)		885	917,081

			8,814,581

Life Sciences Tools & Services — 0.1%
Bio-Rad Laboratories, Inc.,
7.50%, 8/15/13		1,270	1,296,988

Machinery — 1.2%
McJunkin Red Man Corp.,
9.50%, 12/15/16(b)		6,760	6,607,900
Navistar International Corp.:
3.00%, 10/15/14		4,770	4,930,987
8.25%, 11/01/21		7,000	7,175,000
Synventive Molding Solutions,
14.00%, 7/14/11		500	10,000
Titan International, Inc.:
8.00%, 1/15/12		5,370	5,262,600
5.63%, 1/15/17(b)		2,180	2,302,625

			26,289,112

Marine — 0.9%
Horizon Lines, Inc.,
4.25%, 8/15/12		19,748	16,045,250
Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc.,
8.88%, 11/01/17(b)		4,680	4,861,350

			20,906,600

Media — 8.9%
Adelphia Communications Corp., Escrow Bonds:
0.00%, 12/31/49(a)(c)(e)		325	11,375
6.00%, 12/31/49(a)(c)(e)		1,925	—
10.50%, 12/31/49(a)(c)(e)		800	28,000
Cablevision Systems Corp., Series B,
8.00%, 4/15/12		11,935	12,621,263

24	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Media (concluded)
CCH II LLC/CCH II Capital Corp.,
13.50%, 11/30/16	USD	7,177	$8,450,581
CCO Holdings LLC/CCO Holdings Capital Corp.,
8.75%, 11/15/13		9,805	10,062,381
Cengage Learning Acquisitions, Inc.,
10.50%, 1/15/15(b)		24,115	23,059,969
Central European Media Enterprises Ltd.,
11.63%, 9/15/16(b)	EUR	7,080	9,743,538
Charter Communications Operating LLC/Charter Communications Operating Capital:
8.00%, 4/30/12(a)(b)	USD	3,520	3,616,800
8.38%, 4/30/14(b)		8,880	9,124,200
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17(b)		8,073	8,234,460
9.25%, 12/15/17(b)		32,291	33,259,730
CMP Susquehanna Radio Holdings Corp.,
9.88%, 5/15/14		320	6,400
CSC Holdings LLC, Series B,
7.63%, 4/01/11		1,510	1,559,075
DISH DBS Corp.,
7.00%, 10/01/13		7,215	7,422,431
ION Media Networks, Inc., Series A,
11.00%, 7/31/13(a)(e)		159	16
Liberty Global, Inc.,
4.50%, 11/15/16(b)		5,620	6,097,700
Liberty Media LLC,
3.13%, 3/30/23		1,400	1,408,750
Lighthouse International Co. SA:
8.00%, 4/30/14	EUR	3,921	3,709,821
8.00%, 4/30/14(b)		1,567	1,482,604
Local Insight Regatta Holdings, Inc.,
11.00%, 12/01/17	USD	3,198	2,062,710
Network Communications, Inc.,
10.75%, 12/01/13		2,215	888,769
Nielsen Finance LLC/Nielsen Finance Co.:
9.00%, 8/01/14	EUR	950	1,375,489
10.00%, 8/01/14	USD	13,090	13,646,325
1.40%, 8/01/16(n)		620	565,750
Rainbow National Services LLC:
8.75%, 9/01/12(b)		2,300	2,343,125
10.38%, 9/01/14(b)		7,843	8,274,365
Unitymedia Hessen GmbH & Co. KG:
3.60%, 4/15/13(f)	EUR	2,600	3,689,952
8.13%, 12/01/17		6,570	9,595,005
9.63%, 12/01/19		9,425	13,629,412
UPC Holding BV,
9.88%, 4/15/18(b)	USD	4,800	5,064,000
Virgin Media Finance Plc,
8.75%, 4/15/14		273	281,872

			201,315,868

Metals & Mining — 3.7%
California Steel Industries, Inc.,
6.13%, 3/15/14		1,990	1,865,625
Drummond Co., Inc.,
9.00%, 10/15/14(b)		7,325	7,682,094
Evraz Group SA:
8.88%, 4/24/13(b)		4,350	4,350,000
9.50%, 4/24/18(b)		2,930	2,915,350
FMG Resources Property Ltd.:
4.26%, 9/01/11(b)(f)		2,780	2,696,600
10.00%, 9/01/13(b)		940	977,600
10.63%, 9/01/16(b)		7,915	8,755,969
Goldcorp, Inc.,
2.00%, 8/01/14(b)		1,845	2,119,444
Murray Energy Corp.,
10.25%, 10/15/15(b)		5,500	5,472,500
New World Resources NV,
7.38%, 5/15/15	EUR	3,709	4,838,496
Novelis, Inc.:
7.25%, 2/15/15	USD	1,575	1,500,188
11.50%, 2/15/15(b)		6,505	6,968,481
RathGibson, Inc.,
11.25%, 2/15/14(a)(e)		910	292,337
Ryerson, Inc.:
7.66%, 11/01/14(f)		1,930	1,778,012
12.00%, 11/01/15		610	637,450
Steel Dynamics, Inc.,
7.38%, 11/01/12		7,655	7,884,650
Teck Resources Ltd.:
10.25%, 5/15/16		2,860	3,331,900
10.75%, 5/15/19		10,100	12,069,500
Vedanta Resources Plc,
9.50%, 7/18/18(b)		7,830	7,947,450

			84,083,646

Multiline Retail — 0.7%
Dollar General Corp.:
10.63%, 7/15/15		3,086	3,417,745
11.88%, 7/15/17(d)		2,343	2,700,308
Duane Reade, Inc.,
11.75%, 8/01/15		1,600	1,736,000
General Nutrition Centers, Inc.,
10.75%, 3/15/15		4,070	4,141,225
Lazydays RV Center, Inc.,
11.75%, 5/15/12(a)(e)		4,240	42,400
Saks, Inc.,
9.88%, 10/01/11		2,805	2,934,731

			14,972,409

Multi-Utilities — 0.1%
CMS Energy Corp.,
8.75%, 6/15/19		3,020	3,305,517

Oil, Gas & Consumable Fuels — 8.6%
Aquilex Holdings LLC/Aquilex Finance Corp.,
11.13%, 12/15/16(b)		1,500	1,496,250
Arch Coal, Inc.,
8.75%, 8/01/16(b)		2,835	2,998,012
Arch Western Finance LLC,
6.75%, 7/01/13		10,080	10,004,400
Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp.:
12.13%, 8/01/17		4,375	4,965,625
10.75%, 2/01/18(b)		1,335	1,475,175
Bill Barrett Corp.,
9.88%, 7/15/16		2,215	2,358,975
Chesapeake Energy Corp.:
6.38%, 6/15/15		4,670	4,576,600
6.63%, 1/15/16		2,040	2,019,600
6.88%, 11/15/20		300	289,500
2.25%, 12/15/38		5,100	3,856,875
Cimarex Energy Co.,
7.13%, 5/01/17		3,115	3,146,150
Concho Resources, Inc.,
8.63%, 10/01/17		2,945	3,092,250
Connacher Oil and Gas Ltd.:
11.75%, 7/15/14(b)		1,685	1,861,925
10.25%, 12/15/15(b)		6,850	6,267,750
Corral Petroleum Holdings AB,
1.78%, 4/15/10(b)(d)		945	817,978
Denbury Resources, Inc.:
7.50%, 12/15/15		4,150	4,139,625
9.75%, 3/01/16		3,385	3,613,487
Drummond Co., Inc.,
7.38%, 2/15/16(b)		5,125	5,009,688
Dynegy Holdings, Inc.,
8.38%, 5/01/16		1,215	1,154,250
Dynegy Roseton/Danskammer, Pass-Through Trust, Series B,
7.67%, 11/08/16		6,355	6,132,575
El Paso Corp.:
8.25%, 2/15/16		5,000	5,337,500
7.00%, 6/15/17		11,000	10,909,712
Encore Acquisition Co.:
6.00%, 7/15/15		3,400	3,400,000
9.50%, 5/01/16		275	290,125
Expro Finance Luxembourg SCA,
8.50%, 12/15/16(b)		14,505	14,396,212
Forest Oil Corp.:
8.50%, 2/15/14(b)		6,460	6,750,700
7.25%, 6/15/19		2,030	2,004,625
Foundation Pennsylvania Coal Co. LLC,
7.25%, 8/01/14		3,225	3,265,312

DECEMBER 31, 2009	25

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Oil, Gas & Consumable Fuels (concluded)
FrontierVision Holdings LP, Escrow Bonds,
0.00%, 12/31/49(a)(c)(e)	USD	500	$—
Massey Energy Co.:
6.88%, 12/15/13		1,845	1,842,694
3.25%, 8/01/15		13,450	11,751,938
Newfield Exploration Co.,
6.63%, 9/01/14		1,380	1,393,800
OPTI Canada, Inc.:
9.00%, 12/15/12(b)		12,675	12,960,188
7.88%, 12/15/14		2,647	2,170,540
Overseas Shipholding Group, Inc.,
8.75%, 12/01/13		3,980	4,164,075
Peabody Energy Corp., Series B,
6.88%, 3/15/13		4,400	4,449,500
PetroHawk Energy Corp.:
10.50%, 8/01/14		4,855	5,304,088
7.88%, 6/01/15		4,780	4,827,800
Range Resources Corp.:
7.38%, 7/15/13		2,325	2,365,687
8.00%, 5/15/19		4,100	4,387,000
Sabine Pass LNG LP,
7.50%, 11/30/16		1,500	1,248,750
SandRidge Energy, Inc.:
9.88%, 5/15/16(b)		5,000	5,262,500
8.00%, 6/01/18(b)		6,300	6,189,750
Southwestern Energy Co.,
7.50%, 2/01/18		3,125	3,312,500
Swift Energy Co.,
7.13%, 6/01/17		3,950	3,732,750
Whiting Petroleum Corp.,
7.25%, 5/01/13		3,570	3,596,775

			194,591,211

Paper & Forest Products — 3.8%
Ainsworth Lumber Co. Ltd.,
11.00%, 7/29/15(b)(d)		2,472	1,545,116
Boise Cascade LLC,
7.13%, 10/15/14		2,679	2,411,100
Boise Paper Holdings LLC/Boise Finance Co.,
9.00%, 11/01/17(b)		3,250	3,367,812
Catalyst Paper Corp.,
7.38%, 3/01/14		2,275	1,387,750
Clearwater Paper Corp.,
10.63%, 6/15/16(b)		3,750	4,185,938
Domtar Corp.,
7.88%, 10/15/11		122	127,490
Georgia-Pacific LLC:
8.13%, 5/15/11		3,055	3,207,750
8.25%, 5/01/16(b)		10,000	10,600,000
NewPage Corp.:
10.00%, 5/01/12		4,960	3,546,400
11.38%, 12/31/14(b)		46,230	46,692,300
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.50%, 7/01/14(b)		3,500	3,850,000
Series B,
4.03%, 8/01/14(f)		1,825	1,441,750
Series B,
9.13%, 8/01/14		965	921,575
Series B,
11.38%, 8/01/16		3,465	2,789,325

			86,074,306

Pharmaceuticals — 1.5%
Angiotech Pharmaceuticals, Inc.,
4.01%, 12/01/13(f)		12,550	10,667,500
Axcan Intermediate Holdings, Inc.,
12.75%, 3/01/16		4,540	5,073,450
Elan Finance Plc/Elan Finance Corp.:
8.88%, 12/01/13		615	611,925
8.75%, 10/15/16(b)		6,275	5,992,625
Novasep Holding SAS,
9.63%, 12/15/16	EUR	8,527	11,996,499

			34,341,999

Professional Services — 0.1%
FTI Consulting, Inc.,
7.75%, 10/01/16	USD	2,905	2,941,312

Real Estate Investment Trusts (REITs) — 0.0%
HCP, Inc.,
6.00%, 1/30/17		715	672,889

Real Estate Management & Development — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
12.90%, 6/30/15(b)(n)		2,878	575,640
Realogy Corp.:
10.50%, 4/15/14		1,055	912,575
12.38%, 4/15/15		4,425	3,440,438
Tropicana Entertainment LLC/Tropicana Finance Corp.,
9.63%, 12/15/14(a)(e)		685	3,425

			4,932,078

Semiconductors & Semiconductor Equipment — 0.9%
Advanced Micro Devices, Inc.,
8.13%, 12/15/17(b)		8,525	8,493,031
Spansion, Inc.,
0.00%, 6/01/13(a)(b)(e)		10,520	10,625,200

			19,118,231

Software — 0.6%
First Data Corp.:
9.88%, 9/24/15		610	568,825
11.25%, 3/31/16		12,900	11,029,500
JDA Software Group, Inc.,
8.00%, 12/15/14(b)		1,570	1,601,400

			13,199,725

Specialty Retail — 1.0%
Asbury Automotive Group, Inc.:
8.00%, 3/15/14		1,700	1,670,250
7.63%, 3/15/17		1,590	1,498,575
Group 1 Automotive, Inc.,
2.25%, 6/15/36(g)		3,320	2,543,950
Penske Auto Group, Inc.,
7.75%, 12/15/16		4,950	4,789,125
RSC Equipment Rental, Inc.,
10.00%, 7/15/17(b)		6,200	6,742,500
Sunstate Equipment Co. LLC,
10.50%, 4/01/13(b)		7,760	6,246,800

			23,491,200

Textiles, Apparel & Luxury Goods — 0.5%
Hanesbrands, Inc.,
8.00%, 12/15/16		4,475	4,558,906
Levi Strauss & Co.,
8.63%, 4/01/13	EUR	4,100	5,877,547

			10,436,453

Tobacco — 0.3%
Vector Group Ltd.,
11.00%, 8/15/15	USD	6,400	6,464,000

Trading Companies & Distributors — 0.1%
Russel Metals, Inc.,
6.38%, 3/01/14		1,625	1,543,750

Wireless Telecommunication Services — 5.2%
Cricket Communications, Inc.:
9.38%, 11/01/14		8,945	8,989,725
10.00%, 7/15/15		9,125	9,250,469
7.75%, 5/15/16		10,370	10,344,075
Crown Castle International Corp.,
9.00%, 1/15/15		1,110	1,182,150
FiberTower Corp.:
9.00%, 1/01/16(b)		2,661	2,129,070
9.00%, 1/01/16		1,028	822,079
iPCS, Inc.,
2.41%, 5/01/13(f)		12,130	11,341,550
MetroPCS Wireless, Inc.:
9.25%, 11/01/14		17,981	18,205,762
9.25%, 11/01/14		5,380	5,447,250
Nextel Communications, Inc.:
Series E,
6.88%, 10/31/13		22,780	22,096,600
Series F,
5.95%, 3/15/14		2,410	2,250,337
Series D,
7.38%, 8/01/15		7,850	7,634,125
NII Holdings, Inc.,
2.75%, 8/15/25		6,470	6,445,737

26	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Wireless Telecommunication Services (concluded)
Sprint Capital Corp.,
6.88%, 11/15/28	USD	11,910	$9,900,188

			116,039,117

Total Corporate Bonds — 82.5%			1,857,514,683

Floating Rate Loan Interests(f)
Airlines — 0.0%
Northwest Airlines Corp., Trade Claim Participation,
0.00%, 12/31/49		8,100	10,125

Auto Components — 1.7%
Allison Transmission, Inc., Term Loan,
2.75%, 8/07/14		4,271	3,908,651
DaimlerChrysler Financial Services Americas LLC, Term Loan (First Lien),
4.24%, 8/03/12		12,967	12,621,050
Dana Holding Corp., Term Advance,
7.25%, 1/30/15		15,740	15,051,301
Delphi Corp., Term Loan,
12.00%, 10/06/14		667	667,064
Delphi Holdings LLP:
Tranche A-1,
6.00%, 10/06/14		171	144,354
Tranche A-2,
6.00%, 10/06/14		399	336,827
Tranche B-1A,
6.00%, 10/06/14		1,730	1,462,104
Tranche B-2A,
6.00%, 10/06/14		4,037	3,411,575

			37,602,926

Automobiles — 0.6%
Ford Motor Co.:
Term B2 Loan,
3.26%, 12/15/13		10,750	9,513,750
Term B2 Loan,
3.29%, 12/16/13		4,732	4,365,045

			13,878,795

Chemicals — 0.7%
PQ Corp. (aka Niagara Acquisition, Inc.):
Term Loan (First Lien),
3.49% - 3.54%, 7/30/14		3,694	3,318,217
Term Loan (Second Lien),
6.74%, 7/30/15		8,550	7,310,250
Solutia, Inc., Term Loan,
7.25%, 2/28/14		2,778	2,815,666
Wellman Holdings, Inc., Term Loan (Second Lien),
10.00%, 2/15/19		2,690	2,690,000

			16,134,133

Diversified Financial Services — 0.9%
Affinion Group Holdings, Inc., Term Loan,
9.87%, 3/01/12		8,276	7,448,794
BLB Worldwide Holdings, Inc. (Wembley, Inc.):
Term Loan (Second Lien),
4.25%, 7/18/12		155	7,759
Term Loan (Second Lien),
6.50%, 8/31/12		345	17,241
CIT Group, Inc., Tranche 2A Term Loan,
7.78%, 1/20/12		3,197	3,271,595
Hawker Beechcraft Acquisition Co. LLC:
Letter of Credit Facility Deposit,
2.31%, 3/26/14		56	41,620
Term Loan,
2.23% - 2.28%, 3/26/14		942	701,576
Marsico Parent Co. LLC:
Term B Loan,
4.75% - 5.00%, 11/14/14		166	107,675
Term Loan,
4.75% - 4.81%, 12/15/14		1,198	778,901
Wind Finance SL SA:
Dollar Facility (Second Lien),
7.93%, 11/26/14		2,250	2,260,638
Euro Facility (Second Lien),
7.68%, 11/26/14	EUR	4,120	5,923,680

			20,559,479

Diversified Telecommunication Services — 0.5%
Hawaiian Telcom Communications, Inc., Tranche C Term Loan,
4.75%, 5/30/14	USD	4,895	3,524,525
ProtoStar I Ltd., Term Loan (DIP),
18.00%, 1/15/10(d)		1,851	1,850,605
Wind Telecomunicazioni SpA:
Term A1 Loan,
2.95%, 5/25/12	EUR	3,000	4,178,793
Term B1 Loan,
3.83%, 5/27/13		1,000	1,390,840
Term C1 Loan,
4.83%, 5/26/14		1,000	1,390,840

			12,335,603

Food & Staples Retailing — 0.4%
Rite Aid Corp., Tranche 4 Term Loan,
9.50%, 6/10/15	USD	8,100	8,370,848

Health Care Providers & Services — 0.2%
HCA, Inc., Tranche A-1 Term Loan,
1.78%, 11/16/12		3,660	3,490,690

Hotels, Restaurants & Leisure — 0.7%
Travelport LLC, Term Loan,
8.28%, 3/27/12(d)		17,931	16,137,463

Independent Power Producers & Energy Traders — 0.1%
Dynegy Holdings, Inc.:
Term Letter of Credit Facility Term Loan,
3.99%, 4/02/13		2,789	2,662,556
Tranche B Term Loan,
3.99%, 4/02/13		133	127,246

			2,789,802

Media — 1.9%
HIT Entertainment, Inc., Term Loan (Second Lien),
5.98%, 2/26/13		1,500	810,000
HMH Publishing Co. Ltd.:
Mezzanine,
1.75%, 11/14/14		5,545	1,053,626
Tranche A Term Loan,
5.28%, 6/12/14		8,826	7,678,199
Newsday LLC, Fixed Rate Term Loan,
9.75%, 8/01/13		11,055	11,672,234
Nielsen Finance LLC:
Dollar Term Loan,
2.24%, 8/09/13		978	913,452
Dollar Term Loan, Class B,
3.99%, 5/01/16		2,078	1,955,639
Virgin Media, Inc., Term C Loan,
4.19%, 3/04/13	GBP	11,050	16,472,813
World Color USA Corp., Advance,
9.00%, 7/23/12	USD	2,995	3,002,070

			43,558,033

Metals & Mining - 0.4%
Accuride Corp.:
Last Out Term Advance (DIP),
10.00%, 7/09/10		1,457	1,457,000
Term Advance,
6.00%, 1/31/12		5,929	5,908,468
RathGibson, Inc., Term Loan (DIP),
10.50% - 10.80%, 2/10/10		2,000	2,000,000

			9,365,468

Multiline Retail — 0.6%
Hema Holding BV, Facility (Mezzanine),
9.20%, 1/29/17	EUR	5,343	5,131,373
Pedalgreen Ltd., Term Loan (PIK),
9.57%, 1/31/15(d)	GBP	1,563	2,382,861
Trinitybrook Plc:
Term B1 Loan,
2.71%, 7/31/13	USD	1,000	1,566,061
Term C1 Loan,
3.96%, 5/24/14		1,000	1,566,061
Term D Loan,
5.56%, 5/24/14		2,000	3,108,346

			13,754,702

DECEMBER 31, 2009	27

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Floating Rate Loan Interests
Multi-Utilities — 0.8%
MACH Gen LLC, Synthetic Letter of Credit Loan (First Lien),
2.60%, 2/22/13	USD	460	$416,977
Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-1 Term Loan,
3.73% - 3.79%, 10/10/14		20,551	16,579,564

			16,996,541

Paper & Forest Products — 0.3%
Ainsworth Lumber Co. Ltd., Term Loan,
5.25%, 6/26/14		4,000	3,270,000
Verso Paper Finance Holdings LLC, Term Loan,
6.73% - 7.48%, 2/01/13		11,761	4,234,030

			7,504,030

Professional Services — 0.5%
Turbo Beta Ltd., Dollar Facility,
14.50%, 3/15/18		13,462	10,096,854

Real Estate Management & Development — 0.8%
Realogy Corp.:
Initial Term B Loan,
3.25%, 10/10/13		6,239	5,532,139
Synthetic Letter of Credit,
3.24%, 10/10/13		1,813	1,607,102
Term A Loan (Second Lien),
13.50%, 10/15/17		9,250	9,774,169

			16,913,410

Semiconductors & Semiconductor Equipment — 0.1%
Applied Tech Products Corp., Tranche A Term Loan,
12.32%, 10/24/10		212	81,834
Electrical Components International Holdings Co. (ECI), Term Loan (Second Lien),
11.50%, 5/01/14		1,000	100,000
Freescale Semiconductor, Term Loan,
1.99%, 11/29/13		1,646	1,437,956

			1,619,790

Software — 0.1%
First Data Corp.:
Initial Tranche B-1 Term Loan,
3.00%, 9/24/14		164	145,163
Tranche B-1 Term Loan,
2.99%, 9/24/14		1,871	1,656,968

			1,802,131

Specialty Retail — 0.1%
Claire’s Stores, Term B Loan,
3.03%, 5/29/14		2,691	2,175,242
Neiman Marcus, Term Loan,
2.24% - 2.32%, 4/06/13		1,180	1,066,103

			3,241,345

Textiles, Apparel & Luxury Goods — 0.1%
EB Sports Corp., Term Loan,
11.50%, 5/01/12		3,242	3,014,921

Total Floating Rate Loan Interests — 11.5%			259,177,089

	Shares
Preferred Securities
Preferred Stocks Diversified Financial Services — 0.0%
Marsico Parent Superholdco LLC,
0.00%(a)(b)		407	81,400

Media — 0.0%
CMP Susquehanna Radio Holdings Corp.,
0.00%(a)(b)		74,628	1

Multiline Retail — 0.0%
Lazydays RV Center, Inc.,
0.00%(a)		652	652,174

Total Preferred Stocks — 0.0%			733,575

Total Preferred Securities — 0.0%			733,575

Warrants
Auto Components — 0.2%
Lear Corp. (issued 11/19/09, Expires 11/09/14, strike price $0.01)(a)		56,118	3,816,024
Turbo Cayman Ltd.(a)		8	—

			3,816,024

Health Care Providers & Services — 0.0%
HealthSouth Corp. (issued 7/28/06, Expires 1/16/11, strike price $0.01)(a)		52,113	—

Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc.(a)		1,672	17

Machinery — 0.0%
Synventive Molding Solutions (issued 8/06/08, Expires 1/15/13, strike price $0.01)(a)		1	—

Media — 0.0%
CMP Susquehanna Radio Holdings Corp.(a)		85,280	1

Total Warrants — 0.2%			3,816,042

Total Long-Term Investments (Cost — $2,212,245,365) — 99.3%			2,235,528,578

	Beneficial Interest/ Shares
Short-Term Securities
Institutional Money Market Trust,
0.23%,(o)(p)(q)		233,200	233,200
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.11%(p)(q)		4,333,857	4,333,857

Total Short-Term Securities (Cost — $4,567,057) — 0.2%			4,567,057

	Contracts
Options Purchased
Over-the-Counter Call Options Purchased
Marsico Parent Superholdco LLC, Strike Price $942.86, Expires 12/14/19 (Cost — $104,183) — 0.0%		107	21,310

Total Investments (Cost — $2,216,916,605*) — 99.5%			2,240,116,945
Other Assets in Excess of Liabilities — 0.5%			12,153,668

Net Assets — 100.0%			$2,252,270,613

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,220,412,236

Gross unrealized appreciation	$154,967,166
Gross unrealized depreciation	(135,262,457)

Net unrealized appreciation	$19,704,709

28	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security held in escrow for future payments.

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Variable rate security. Rate shown is as of report date.

(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	Par is less than $500.

(k)	Security, or a portion of security, is on loan.

(l)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(m)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(n)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(o)	Security purchased with the cash collateral from securities loans.

(p)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	$(3,783,004)	$9,148
Institutional Money Market Trust	$—	$102

(q)	Represents the current yield as of report date.

•	Reverse repurchase agreements outstanding as of December 31, 2009 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Royal Bank of Scotland	0.60%	12/23/09	1/05/10	$10,013,544	$10,011,375

•	Foreign currency exchange contracts as of December 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,486,300	USD	6,747,297	Citibank, N.A.	1/20/10	$(316,094)
EUR	123,994,178	USD	83,413,500	Citibank, N.A.	1/20/10	4,419,211
USD	9,047	EUR	6,000	Citibank, N.A.	1/20/10	446
USD	2,297,781	EUR	1,602,000	Citibank, N.A.	1/20/10	1,281
USD	2,536,689	EUR	1,681,500	Citibank, N.A.	1/20/10	126,224
USD	13,519,171	EUR	9,023,000	Citibank, N.A.	1/20/10	584,515
USD	23,242,705	EUR	15,632,000	Citibank, N.A.	1/20/10	833,912
USD	343,792	EUR	231,500	Deutsche Bank AG	1/20/10	11,932
GBP	8,492,100	USD	14,127,738	Citibank, N.A.	1/27/10	(413,530)
USD	10,236,520	CAD	10,636,000	Goldman Sachs Bank USA	1/27/10	66,539
USD	3,119,919	GBP	1,920,000	Citibank, N.A.	1/27/10	19,240
USD	1,678,675	GBP	1,012,500	Citibank, N.A.	1/27/10	43,551
USD	12,938,410	GBP	7,940,500	Citibank, N.A.	1/27/10	115,001
USD	4,432,269	GBP	2,670,000	Citibank, N.A.	1/27/10	120,387
USD	5,999,548	GBP	3,621,000	Citibank, N.A.	1/27/10	151,860
USD	1,391,531	GBP	849,000	Deutsche Bank AG	1/27/10	20,449
USD	4,074,656	GBP	2,510,000	Royal Bank of Scotland	1/27/10	21,164

Total						$5,806,088

•	Credit default swaps on single-name issues - buy protection outstanding as of December 31, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Beazer Homes USA, Inc.	5.00%	Credit Suisse International	December 2011	USD	3,000	$(23,317)
K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs Bank USA	December 2011	USD	3,100	(69,378)
K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs Bank USA	December 2012	USD	2,275	(25,868)
Harrah’s Entertainment, Inc.	5.00%	JPMorgan Chase Bank, N.A.	September 2013	USD	5,500	(1,263,632)
Pulte Homes, Inc.	4.65%	Barclays Bank, Plc	December 2013	USD	5,000	(568,228)
Masco Corp.	4.70%	Barclays Bank, Plc	March 2014	USD	3,000	(341,574)
Masco Corp.	5.25%	Barclays Bank, Plc	March 2014	USD	7,000	(948,651)
Mohawk Industries, Inc.	3.95%	Barclays Bank, Plc	March 2014	USD	5,000	(423,216)
Edison International	7.10%	Credit Suisse International	March 2014	USD	3,000	18,928

DECEMBER 31, 2009	29

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)
JCPenney Co., Inc.	5.40%	Goldman Sachs Bank USA	March 2014	USD 5,000	$(820,426)
Louisiana- Pacific Corp.	5.00%	JPMorgan Chase Bank, N.A.	March 2014	USD 3,000	(889,285)
Pulte Homes, Inc.	1.00%	Barclays Bank, Plc	June 2014	USD 6,000	10,611
First Data Corp.	5.00%	Credit Suisse International	June 2014	USD 2,450	(361,074)
Centex Corp.	1.00%	Deutsche Bank AG	June 2014	USD 2,500	(73,514)
Centex Corp.	1.00%	Deutsche Bank AG	September 2014	USD 1,750	(3,540)
Brunswick Corp.	5.00%	Goldman Sachs Bank USA	September 2014	USD 1,850	(190,152)
Pulte Homes, Inc.	1.00%	JPMorgan Chase Bank, N.A.	September 2014	USD 3,500	69,256
American Axel & Manufacturing, Inc.	5.00%	Deutsche Bank AG	December 2014	USD 5,000	(91,013)
Boston Scientific Corp.	1.00%	Goldman Sachs Bank USA	December 2014	USD 5,200	(87,998)

Total					$(6,082,071)

•	Credit default swaps on single-name issues - sold protection outstanding as of December 31, 2009 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
Levi Strauss & Co.	4.74%	Citibank, N.A.	March 2010	B+	USD 6,000	$36,876
Ford Motor Co.	5.10%	Bank of America, N.A.	December 2010	CC+	USD 7,500	159,871
D.R. Horton, Inc.	1.00%	JPMorgan Chase Bank, N.A.	September 2014	BB-	USD 1,750	(14,318)

Total						$182,429

[1]	Using Sandard &Poor’s rating of the issuer.

•	Credit default swaps on traded indexes—buy protection outstanding as of December 31, 2009 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)[2]	Unrealized Depreciation
CDX.NA.HY.13.V2	5.00%	Credit Suisse International	December 2014	USD 11,509	$(630,120)

[2]	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Common Stocks	$59,747,147	—	$54,540,042	$114,287,189
Corporate Bonds	—	$1,832,774,663	24,740,020	1,857,514,683
Floating Rate Loan Interests	—	123,434,216	135,742,873	259,177,089
Preferred Stocks	81,400	—	652,175	733,575

30	DECEMBER 31, 2009

Schedule of Investments (concluded)	BlackRock High Yield Bond Portfolio

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Short-Term Securities.	4,333,857	233,200	—	4,567,057
Warrants	3,816,024	—	18	3,816,042
Other Financial Instruments[3] :
Assets	—	6,852,564	2,107,668	8,960,232
Liabilities	—	(7,554,928)	—	(7,554,928)

Total	$67,978,428	$1,955,739,715	$217,782,796	$2,241,500,939

[3]

Other financial instruments are options purchased, foreign currency exchange contracts and swaps. Foreign currency exchange contracts and swaps are shown at the unrealized appreciation/depreciation on the instrument and options purchased and options written are shown at market value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Total
Balance, as of September 30, 2009	$350,172	$15,645,979	$128,989,939	$144,986,090
Accrued discounts/premiums	—	18,225	1,030,691	1,048,916
Realized gain/loss	(1,440,802)	—	(15,049,289)	(16,490,091)
Change in unrealized appreciation/depreciation[4]	18,730,703	5,632,787	28,228,740	52,592,230
Net purchases/sales	36,899,969	491,880	7,224,376	44,616,225
Transfers in/out of Level 3	—	2,951,149	(14,681,584)	(11,730,435)

Balance, as of December 31, 2009	$54,540,042	$24,740,020	$135,742,873	$215,022,935

	Preferred Stocks	Warrants	Other[5]	Total
Balance, as of September 30, 2009	$1	$18	—	$19
Accrued discounts/premiums	—	—	—	—
Realized gain/loss	—	—	—	—
Change in unrealized appreciation/depreciation[4]	32,609	—	—	32,609
Net purchases/sales	619,565	—	—	619,565
Transfers in/out of Level 3	—	—	$2,107,668	2,107,668

Balance, as of December 31, 2009	$652,175	$18	$2,107,668	$2,759,861

[4]	The change in unrealized appreciation/depreciation on securities still held at December 31, 2009 was $43,778,000.

[5]	Other financial instruments are Lehman receivables.

DECEMBER 31, 2009	31

Schedule of Investments December 31, 2009 (Unaudited)	BlackRock Inflation Protected Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)			Value
Asset-Backed Securities
Bear Stearns Asset-Backed Securities Trust, Series 2007-2, Class A1,
0.42%, 1/25/47(a)	USD	269		$236,847
Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC3, Class A2A,
0.34%, 3/25/37(a)		77		65,122
Countrywide Asset-Backed Certificates, Series 2006-20, Class 2A1,
0.28%, 4/25/28(a)		114		110,687
Morgan Stanley ABS Capital I, Series 2006-HE7, Class A2A,
0.28%, 9/25/36(a)		59		58,793
Popular ABS Mortgage Pass-Through Trust, Series 2006-D, Class A1,
0.29%, 11/25/36(a)		115		111,642
Structured Asset Securities Corp.: Series 2006-BC3, Class A2,
0.28%, 10/25/36(a)		191		181,093
Series 2007-WF2, Class A2,
0.93%, 8/25/37(a)		313		307,404

Total Asset-Backed Securities — 0.0%				1,071,588

Corporate Bonds
Banks — 0.0%
International Bank for Reconstruction & Development,
0.32%, 12/10/13(a)		265		261,714

Diversified Financial Services — 0.2%
The Bear Stearns Cos. LLC,
0.51%, 3/10/14(a)		340		316,251
GMAC, Inc.,
6.88%, 9/15/11(b)		5,000		4,925,000

				5,241,251

Total Corporate Bonds — 0.2%				5,502,965

Foreign Government Obligations
Italy — 1.2%
Italy Buoni Poliennali del Tesoro,
0.95%, 9/15/10	EUR	16,945		27,084,862

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.1%
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-CIB4, Class A3,
6.16%, 5/12/34	USD	435		457,995
LB-UBS Commercial Mortgage Trust, Series 2003-C5, Class A3,
4.25%, 7/15/27		2,381		2,419,104

Total Non-Agency Mortgage-Backed Securities — 0.1%				2,877,099

U.S. Government Sponsored Agency Securities Mortgage-Backed Securities — 0.0%
Fannie Mae Mortgage-Backed Securities,
3.48%, 6/01/34(a)		182		187,473

U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Bonds:
2.38%, 1/15/25-1/15/27(c)		150,975		178,441,122
2.00%, 1/15/26		54,475		59,590,770
1.75%, 1/15/28		118,174		116,937,127
3.63%, 4/15/28(d)		55,154		91,119,706
2.50%, 1/15/29		88,970		96,088,576
3.88%, 4/15/29(c)		67,905		114,909,877
3.38%, 4/15/32		6,485		9,764,404
U.S. Treasury Inflation Indexed Notes:
4.25%, 1/15/10		18,205		23,419,931
3.38%, 1/15/12		18,891		24,599,193
2.00%, 4/15/12-1/15/16		378,090		453,503,892
3.00%, 7/15/12		146,900		189,902,818
0.63%, 4/15/13		1,600		1,664,112
1.88%, 7/15/13-7/15/19(c)		322,938		373,655,669
1.63%, 1/15/15-1/15/18		116,620		131,145,697
2.50%, 7/15/16(c)		62,116		72,411,509
2.38%, 1/15/17		38,780		44,901,594
2.63%, 7/15/17		58,415		67,011,055
1.38%, 7/15/18		43,554		43,753,310
2.13%, 1/15/19		55,361		59,115,475
U.S. Treasury Notes,
2.25%, 5/31/14		9,975		9,907,200

Total U.S. Treasury Obligations — 93.6%				2,161,843,037

Total Long-Term Investments (Cost — $2,155,022,799) — 95.1%				2,198,567,024

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11%(e)(f)		59,941,211		59,941,211

Total Short-Term Securities (Cost — $59,941,211) — 2.6%				59,941,211

	Contracts
Options Purchased
Exchange-Traded Put Options Purchased
3-month Euro$ Futures, Strike Price USD 98.75, Expires 9/13/10		3,351		2,429,475
Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 5.250% and receive a floating rate based on 3-month LIBOR, Expires 2/02/10, Broker, Citibank, N.A.		16,380	(g)	12,382

Total Options Purchased (Cost — $1,783,116) — 0.1%				2,441,857

Total Investments Before Outstanding Options Written (Cost — $2,216,747,126*) — 97.8%				2,260,950,092

Options Written
Exchange-Traded Put Options Written
3-month Euro$ Futures, Strike Price USD 98.25, Expires 9/13/10		3,351		(1,382,287)

Over-the-Counter Call Swaptions Written
Pay a fixed rate of 3.470% and receive a floating rate based on 3-month LIBOR, Expires 3/10/10, Broker, Morgan Stanley Capital Services, Inc.		1,000	(g)	(22,746)
Pay a fixed rate of 3.500% and receive a floating rate based on 3-month LIBOR, Expires 2/02/10, Broker, Citibank, N.A.		1,260	(g)	(10,676)
Pay a fixed rate of 3.510% and receive a floating rate based on 3-month LIBOR, Expires 3/11/10, Broker, Citibank, N.A.		1,000	(g)	(27,674)
Pay a fixed rate of 4.495% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, JPMorgan Chase Bank, N.A.		3,000	(g)	(1,329,345)
Pay a fixed rate of 4.950% and receive a floating rate based on 3-month LIBOR, Expires 12/08/14, Broker, Deutsche Bank AG		2,000	(g)	(1,123,424)

32	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio
(Percentages shown are based on Net Assets)

	Contracts(g)	Value
Options Written
Over-the-Counter Call Swaptions Written (concluded)
Pay a fixed rate of 5.430% and receive a floating rate based on 3-month LIBOR, Expires 2/16/10, Broker, Barclays Bank, Plc	1,090	$(1,275,799)

		(3,789,664)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 3.470% and pay a floating rate based on 3-month LIBOR, Expires 3/10/10, Broker, Morgan Stanley Capital Services, Inc.	1,000	(530,882)
Receive a fixed rate of 3.510% and pay a floating rate based on 3-month LIBOR, Expires 3/11/10, Broker, Citibank, N.A.	1,000	(506,343)
Receive a fixed rate of 4.000% and pay a floating rate based on 3-month LIBOR, Expires 2/02/10, Broker, Citibank, N.A.	1,260	(165,516)
Receive a fixed rate of 4.495% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, JPMorgan Chase Bank, N.A.	3,000	(2,179,319)
Receive a fixed rate of 4.950% and pay a floating rate based on 3-month LIBOR, Expires 12/08/14, Broker, Deutsche Bank AG	2,000	(1,655,114)
Receive a fixed rate of 5.430% and pay a floating rate based on 3-month LIBOR, Expires 2/16/10, Broker, Barclays Bank, Plc	1,090	(1,864)

		(5,039,038)

Total Options Written (Premiums Received — $10,278,879) — (0.4)%		(10,210,989)

Total Investments Net of Outstanding Options Written — 97.4%		2,250,739,103
Other Assets in Excess of Liabilities — 2.6%		59,838,203

Net Assets — 100.0%		$2,310,577,306

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,219,722,283

Gross unrealized appreciation	$46,566,006
Gross unrealized depreciation	(5,338,197)

Net unrealized appreciation	$41,227,809

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(d)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(e)	Investments in companies considered to be an affiliate of the Portfolio, for pur- poses of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	$(202,536,226)	$51,437

(f)	Represents the current yield as of report date.

(g)	One contract represents a notional amount of $10,000.

•	Foreign currency exchange contracts as of December 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,054	EUR	6,000	Citibank, N.A.	1/20/10	$453
USD	19,484,926	EUR	12,954,000	Citibank, N.A.	1/20/10	915,101
USD	27,335,251	EUR	18,389,000	Citibank, N.A.	1/20/10	974,241
AUD	3,535,200	USD	3,224,099	Citibank, N.A.	1/27/10	(57,494)
USD	11,470,019	AUD	12,563,000	Citibank, N.A.	1/27/10	216,893
EUR	12,800,000	JPY	1,689,344,000	UBS AG	2/5/10	206,625
JPY	1,691,520,000	EUR	12,800,000	Citibank, N.A.	2/5/10	(183,257)

Total						$2,072,562

•	Financial futures contracts purchased as of December 31, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Depreciation
649	U.S. Treasury Notes (2 Year)	Chicago	March 2010	$140,356,391	$(753,852)
203	U.S. Treasury Notes (5 Year)	Chicago	March 2010	$23,219,711	(181,792)
875	U.S. Treasury Notes (10 Year)	Chicago	March 2010	$101,021,484	(103,755)

Total					$(1,039,399)

•	Financial futures contracts sold as of December 31, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation

287	U.S. Treasury Notes (30 Year)	Chicago	March 2010	$33,112,625	$1,223,419
1,064	90 Day GBP Sterling	London	March 2011	$209,450,412	573,262

Total					$1,796,681

•	Interest rate swaps outstanding as of December 31, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation
0.75%(a)	1-day Fed Funds Effective Rate + 0.2475%	Morgan Stanley Capital Services, Inc.	September 2010	USD	1,000,000	$645,800

DECEMBER 31, 2009	33

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation
1.00%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2010	USD	1,000,000	$(800,870)
1.60%(a)	3-month LIBOR	Deutsche Bank AG	February 2011	USD	14,600	226,979
1.48%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	April 2011	USD	55,000	542,293
1.27%(b)	3-month LIBOR	Deutsche Bank AG	May 2011	USD	97,300	(534,201)
1.41%(a)	3-month LIBOR	Deutsche Bank AG	June 2011	USD	166,800	1,142,565
1.37%(a)	3-month LIBOR	Deutsche Bank AG	October 2011	USD	115,000	459,214
4.91%(a)	3-month LIBOR	Barclays Bank, Plc	December 2011	USD	10,500	744,981
4.86%(a)	3-month LIBOR	Deutsche Bank AG	October 2012	USD	2,200	196,904
2.43%(b)	3-month LIBOR	Goldman Sachs Bank USA	April 2014	USD	13,600	70,050
4.49%(a)	3-month LIBOR	Bank of America, N.A.	October 2018	USD	10,700	641,316
3.29%(a)	3-month LIBOR	Citibank, N.A.	March 2019	USD	2,800	(98,414)
3.17%(a)	3-month LIBOR	Bank of America, N.A.	March 2019	USD	2,100	(98,082)
2.93%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	April 2019	USD	12,800	905,839
3.12%(b)	3-month LIBOR	Deutsche Bank AG	April 2019	USD	20,000	1,129,384
3.31%(b)	3-month LIBOR	Deutsche Bank AG	May 2019	USD	11,400	478,040
3.30%(a)	3-month LIBOR	Goldman Sachs Bank USA	May 2019	USD	20,000	(879,173)
3.89%(a)	3-month LIBOR	Citibank, N.A.	June 2019	USD	10,000	27,395
3.89%(b)	3-month LIBOR	Goldman Sachs Bank USA	June 2019	USD	37,000	(73,642)
3.50%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	November 2019	USD	14,900	503,272
3.59%(b)	3-month LIBOR	Citibank, N.A.	December 2019	USD	15,600	458,382
3.67%(a)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	5,300	(124,744)

Total						$5,563,288

(a)	Portfolio pays floating interest rate and receives fixed rate.

(b)	Portfolio pays fixed interest rate and receives floating rate.

•	Credit default swaps on single-name issues - buy protection outstanding as of December 31, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation
Kingdom of Spain	1.00%	Barclays Bank, Plc	September 2014	USD 16,120	$260,523

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

34	DECEMBER 31, 2009

Schedule of Investments (concluded)	BlackRock Inflation Protected Bond Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Asset-Backed Securities	—	$1,071,588	$—	$1,071,588
Corporate Bonds.	—	5,502,965	—	5,502,965
Foreign Government Obligations	—	27,084,862	—	27,084,862
Non-Agency Mortgage-Backed Securities	—	2,877,099	—	2,877,099
U.S. Government Sponsored Agency Securities	—	187,473	—	187,473
U.S. Treasury Obligations	—	2,161,843,037	—	2,161,843,037
Short-Term Securities	$59,941,211	—	—	59,941,211
Other Financial Instruments[1] :
Assets	4,226,156	10,758,632	—	14,984,788
Liabilities	(2,421,686)	(11,678,579)	—	(14,100,265)

Total	$61,745,681	$2,197,647,077	$—	$2,259,392,758

[1]

Other financial instruments are options purchased, options written, foreign currency exchange contracts, financial futures contracts and swaps. Foreign currency exchange contracts, financial futures contracts and swaps are shown at the unrealized appreciation/depreciation on the instrument and options purchased and options written are shown at market value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Other Financial Instruments[2]
Balance, as of September 30, 2009	$(64,610)
Accrued discounts/premiums	—
Realized gain/loss	—
Change in unrealized appreciation/depreciation	(90,460)
Net purchases/sales	—
Transfers in/out of Level 3	155,070

Balance, as of December 31, 2009	$—

[2]	Other financial instruments are swaps.

DECEMBER 31, 2009	35

Schedule of Investments December 31, 2009 (Unaudited)	BlackRock Intermediate Government Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
Bank of America Auto Trust, Series 2009-2A, Class A2,
1.16%, 2/15/12(a)	USD	3,560	$3,568,652
Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC3, Class A2A,
0.34%, 3/25/37(b)		385	325,608
Conseco Financial Corp., Series 1997-5, Class A7,
7.13%, 5/15/29(b)		838	841,913
IndyMac Residential Asset Backed Trust, Series 2006-E, Class 2A1,
0.29%, 4/25/37(b)		128	126,756
SLM Student Loan Trust:
Series 2008-5, Class A2,
1.38%, 10/25/16(b)		4,470	4,538,436
Series 2008-5, Class A3,
1.58%, 1/25/18(b)		1,130	1,161,686
Series 2008-5, Class A4,
1.98%, 7/25/23(b)		3,040	3,177,070
Structured Asset Receivables Trust Certificates, Series 2003-2A,
0.68%, 1/21/11(a)(b)		1	852
SWB Loan-Backed Certificates, Series 1999-1, Class A,
7.38%, 5/15/25(a)		295	247,398

Total Asset-Backed Securities — 2.7%			13,988,371

Corporate Bonds
Banks — 0.7%
International Bank for Reconstruction & Development,
1.00%, 2/05/15		4,100	3,730,356

Diversified Financial Services — 0.5%
TIAA Global Markets, Inc.,
5.13%, 10/10/12(a)(c)		2,150	2,316,767

Finance — 0.9%
Private Export Funding Corp.,
3.55%, 4/15/13		4,575	4,782,952

Oil, Gas & Consumable Fuels — 0.3%
ENSCO Offshore Co.,
6.36%, 12/01/15		1,390	1,545,191

Total Corporate Bonds — 2.4%			12,375,266

Foreign Agency Obligations
FIH Erhvervsbank A/S,
2.45%, 8/17/12(a)		4,770	4,799,469
Japan Finance Corp.,
2.00%, 6/24/11(c)		1,490	1,507,968
Kreditanstalt fuer Wiederaufbau,
2.75%, 10/21/14		3,000	2,966,286
Landwirtschaftliche Rentenbank:
5.25%, 7/02/12		660	713,080
4.38%, 1/15/13		420	443,135
4.13%, 7/15/13		190	200,322
4.00%, 2/02/15		380	394,580
The Royal Bank of Scotland Plc,
2.63%, 5/11/12(a)		495	502,087

Total Foreign Agency Obligations — 2.3%			11,526,927

Foreign Government Obligations United Kingdom — 0.3%
United Kingdom Treasury Bonds,
4.25%, 12/07/49	GBP	850	1,354,107

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.0%
American Home Mortgage Investment Trust, Series 2005-1, Class 6A,
5.29%, 6/25/45(b)		789	537,563
Bear Stearns Alt-A Trust, Series 2004-13, Class A1,
0.97%, 11/25/34(b)	USD	433	302,003
Countrywide Alternative Loan Trust:
Series 2006-OA19, Class A1,
0.41%, 2/20/47(b)		705	328,636
Series 2006-OA21, Class A1,
0.42%, 3/20/47(b)		1,349	723,333
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 2A1,
0.43%, 4/25/46(b)		548	265,742
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1,
6.00%, 10/25/21		598	398,951
Deutsche Alt-A Securities, Inc., Series 2006-OA1, Class A1,
0.43%, 2/25/47(b)		415	219,960
Deutsche Mortgage Securities, Inc., Series 2004-4, Class 3AR1,
4.04%, 6/25/34(b)		262	184,364
GSR Mortgage Loan Trust:
Series 2004-9, Class 3A1,
3.69%, 8/25/34(b)		779	685,602
Series 2005-AR4, Class 6A1,
5.25%, 7/25/35(b)		4,079	3,749,783
JPMorgan Mortgage Trust:
Series 2007-S1, Class 1A2,
5.50%, 3/25/22		227	190,418
Series 2006-S2, Class 2A2,
5.88%, 7/25/36		279	239,120
MortgageIT Trust, Series 2004-1, Class A1,
0.62%, 11/25/34(b)		861	594,423
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2,
0.53%, 9/25/34(b)		184	137,205
WaMu Mortgage Pass-Through Certificates:
Series 2007-OA4, Class 1A,
1.31%, 5/25/47(b)		653	360,757
Series 2007-OA5, Class 1A,
1.29%, 6/25/47(b)		555	278,776
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR4, Class 2A4,
5.78%, 4/25/36(b)		1,500	1,258,526

			10,455,162

Commercial Mortgage-Backed Securities — 5.7%
Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4,
6.19%, 1/11/12		3,380	3,540,034
Bear Stearns Commercial Mortgage Securities, Series 2002-TOP6, Class A1,
5.92%, 10/15/36		429	437,196
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4,
6.09%, 12/10/49(b)		1,292	1,159,694
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4,
5.32%, 12/11/49		218	188,743
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B,
6.02%, 9/10/17(b)		1,970	1,720,834
Commercial Mortgage Pass-Through Certificates, Series 2000-C1, Class A2,
7.42%, 4/15/10(b)		1,378	1,386,081
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A2,
5.18%, 8/15/12		2,680	2,768,997
First Union National Bank Commercial Mortgage, Series 2000-C2, Class A2,
7.20%, 9/15/10		2,618	2,675,378
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3,
6.27%, 12/10/35		3,540	3,730,252

36	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock Intermediate Government Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-C1, Class A3,
5.86%, 10/12/11	USD	3,580	$3,727,361
Series 2001-CIBC, Class A3,
6.26%, 3/15/33		1,461	1,502,975
LB-UBS Commercial Mortgage Trust:
Series 2001-C7, Class A3,
5.64%, 4/15/11		614	628,924
Series 2004-C2, Class A2,
3.25%, 3/15/29		347	347,877
Series 2007-C7, Class A3,
5.87%, 9/15/45(b)		1,440	1,263,902
Morgan Stanley Dean Witter Capital I, Series 2002-TOP7, Class A1,
5.38%, 1/15/39		313	316,605
Wachovia Bank Commercial Mortgage Trust:
Series 2007-C33, Class A4,
5.90%, 7/15/17(b)		2,870	2,356,951
Series 2003-C5, Class A1,
2.99%, 6/15/35		1,250	1,251,588

			29,003,392

Interest Only Commercial Mortgage-Backed Securities — 0.1%
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X,
2.01%, 5/25/36(a)(b)		15,705	425,663

Total Non-Agency Mortgage-Backed Securities — 7.8%			39,884,217

Project Loans
Federal Housing Authority:
Merrill Lynch Project, Series 29, Class 1A1,
7.43%, 6/25/22		126	124,407
USGI Project, Series 56,
7.46%, 1/01/23		169	166,924

Total Project Loans — 0.1%			291,331

Taxable Municipal Bonds
County of Stanislaus, California RB,
7.15%, 8/15/13		1,830	1,942,618
New York State Dormitory Authority RB, Series F,
5.63%, 3/15/39		850	811,249

Total Taxable Municipal Bonds — 0.5%			2,753,867

U.S. Government Sponsored Agency Securities
Agency Obligations — 10.4%
Fannie Mae:
6.25%, 2/01/11(d)		3,190	3,351,318
1.38%, 4/28/11		3,300	3,324,268
1.88%, 4/20/12		3,400	3,435,408
2.63%, 11/20/14		3,105	3,080,924
5.25%, 9/15/16		8,835	9,761,244
Federal Home Loan Bank:
5.53%, 11/03/14		4,080	4,097,328
5.38%, 5/15/19		5,335	5,710,109
Freddie Mac:
1.13%, 12/15/11		8,355	8,329,041
1.75%, 6/15/12		2,000	2,008,858
Small Business Administration Participation Certificates:
Series 1996-20H, Class 1,		571	622,980
7.25%, 8/01/16
Series 1996-20J,		445	482,623
7.20%, 10/01/16
Series 1998-20J, Class 1,
5.50%, 10/01/18		1,004	1,067,038
Tennessee Valley Authority,		5,350	5,301,074
5.25%, 9/15/39
U.S. Department of Housing & Urban Development,
4.44%, 8/01/11		2,099	2,211,725

			52,783,938

Collateralized Mortgage Obligations — 6.5%
Fannie Mae:
Series 2001-T2, Class B,
6.02%, 11/25/10		3,600	3,751,760
Series 2005-88, Class PA,
5.00%, 9/25/24		644	647,616
Series 2005-100, Class TA,
5.50%, 3/25/25		132	132,311
Series 2005-16, Class LY,
5.50%, 9/25/25		733	737,232
Series 2006-39, Class WA,
5.50%, 11/25/25		618	621,976
Series 2005-97, Class HM,
5.00%, 1/25/26		1,554	1,581,892
Series 2005-78, Class PA,
5.50%, 1/25/26		534	535,459
Series 2006-54, Class OA,
6.00%, 3/25/27		2,169	2,233,645
Series 2005-57, Class PA,
5.50%, 5/25/27		448	452,843
Series 2005-118, Class MC,
6.00%, 1/25/32		1,553	1,592,493
Series 2002-T6, Class A1,
3.31%, 2/25/32		375	341,085
Series 2005-109, Class PV,
6.00%, 10/25/32		3,937	4,215,409
Series 2005-118, Class WA,
6.00%, 10/25/33		1,614	1,655,522
Series 2005-29, Class JB,
4.50%, 4/25/35		4,727	4,931,311
Series 2005-68, Class PC,
5.50%, 7/25/35		2,509	2,671,456
Freddie Mac:
Series 2668, Class AD,
4.00%, 1/15/15		410	414,697
Series 3087, Class VA,
5.50%, 3/15/15		1,266	1,333,307
Series 2391, Class VA,
6.00%, 5/15/18		319	319,242
Series 3084, Class BC,
5.50%, 12/15/24		704	715,614
Series 3143, Class NA,
5.50%, 7/15/26		1,475	1,516,189
Series 3162, Class 0A,
6.00%, 10/15/26		1,390	1,428,700
Series 3057, Class BL,
5.50%, 6/15/27		1,271	1,291,800

			33,121,559

Federal Deposit Insurance Corporation Guaranteed — 11.4%
Citibank, N.A.:
1.38%, 8/10/11		8,400	8,422,268
1.25%, 9/22/11		8,725	8,739,789
1.75%, 12/28/12		3,475	3,444,427
Citigroup Funding, Inc.:
2.13%, 7/12/12		2,390	2,408,456
1.88%, 10/22/12		4,400	4,383,377
Citigroup, Inc.,
2.13%, 4/30/12(c)		5,435	5,493,198
General Electric Capital Corp.:
2.25%, 3/12/12		2,750	2,789,847
2.00%, 9/28/12		2,750	2,753,558
2.13%, 12/21/12(c)		9,080	9,088,417
2.63%, 12/28/12		3,750	3,819,049

DECEMBER 31, 2009	37

Schedule of Investments (continued)	BlackRock Intermediate Government Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Government Sponsored Agency Securities
Federal Deposit Insurance Corporation Guaranteed (concluded)
U.S. Bancorp,
1.80%, 5/15/12(c)	USD 6,320		$6,353,054

			57,695,440

Interest Only Collateralized Mortgage Obligations — 0.1%
Ginnie Mae, Series 2009-26, Class SC,
6.17%, 1/16/38(b)	4,739		600,316

Mortgage-Backed Securities — 100.3%
Fannie Mae Mortgage-Backed Securities:
5.01%, 1/01/12	8,695		9,153,298
6.00%, 4/01/16-11/01/37	44,270		47,093,769
9.00%, 4/01/16(e)	—		103
7.00%, 1/01/17	367		398,907
5.00%, 1/01/23	3,062		3,204,601
5.00%, 1/01/25(f)	2,000		2,091,250
5.50%, 1/01/25-1/01/40(f)	51,800		54,325,469
5.50%, 9/01/38-10/01/38	7,415		7,770,303
4.50%, 4/01/39-9/01/39	16,484		16,470,072
4.50%, 1/01/40-2/01/40(f)	347,500		346,625,000
6.00%, 1/01/40(f)	2,900		3,074,000
6.50%, 1/01/40(f)	5,000		5,356,250
Freddie Mac Mortgage-Backed Securities:
5.00%, 2/01/22-4/01/22	2,742		2,876,940
5.50%, 11/01/38	6,555		6,873,666
5.00%, 1/01/40(f)	800		820,250
5.50%, 1/01/40(f)	100		104,750
Ginnie Mae Mortgage-Backed Securities:
6.00%, 2/15/11	5		5,398
6.50%, 1/01/40(f)	3,600		3,830,625

			510,074,651

Total U.S. Government Sponsored Agency Securities — 128.7%			654,275,904

U.S. Treasury Obligations
U.S. Treasury Bonds:
7.25%, 5/15/16	10,200		12,626,488
8.13%, 8/15/19	14,250		19,179,617
8.00%, 11/15/21	14,000		19,064,066
7.13%, 2/15/23	1,750		2,244,375
5.25%, 2/15/29	3,950		4,280,816
4.25%, 5/15/39	2,030		1,904,394
4.50%, 8/15/39	2,145		2,096,403
U.S. Treasury Notes:
1.00%, 12/31/11	25,595		25,523,027
1.75%, 8/15/12	12,525		12,606,212
4.00%, 8/15/18	4,800		4,902,374
3.38%, 11/15/19	5		4,809
U.S. Treasury Strips,
0.00%, 8/15/20(d)	9,765		6,212,591

Total U.S. Treasury Obligations — 21.8%			110,645,172

Total Long-Term Investments (Cost — $852,358,905) — 166.6%			847,095,162

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11%(g)(h)	93,503,433		93,503,433

Total Short-Term Securities (Cost — $93,503,433) — 18.4%			93,503,433

	Contracts		Value
Options Purchased
Exchange-Traded Put Options Purchased
3-month Euro$ Futures, Strike Price USD 98.75, Expires 9/13/10	348		$252,300
U.S. Treasury Notes (10 Year), Strike Price $117.00, Expires 2/19/10	148		305,250

			557,550

Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 1.915% and pay a floating rate based on 3-month LIBOR, Expires 9/02/10, Broker, Morgan Stanley Capital Services, Inc.	4,040	(i)	212,962
Receive a fixed rate of 1.945% and pay a floating rate based on 3-month LIBOR, Expires 9/03/10, Broker, Citibank, N.A.	4,040	(i)	220,651
Receive a fixed rate of 2.250% and pay a floating rate based on 3-month LIBOR, Expires 2/25/10, Broker, Morgan Stanley Capital Services, Inc.	2,330	(i)	2,477
Receive a fixed rate of 2.500% and pay a floating rate based on 3-month LIBOR, Expires 3/12/10, Broker, Barclays Bank, Plc	610	(i)	13
Receive a fixed rate of 3.404% and pay a floating rate based on 3-month LIBOR, Expires 4/08/10, Broker, Deutsche Bank AG	1,530	(i)	42,150
Receive a fixed rate of 3.405% and pay a floating rate based on 3-month LIBOR, Expires 4/06/10, Broker, Deutsche Bank AG	610	(i)	16,593
Receive a fixed rate of 3.710% and pay a floating rate based on 3-month LIBOR, Expires 4/07/11, Broker, JPMorgan Chase Bank, N.A.	740	(i)	136,699

			631,545

Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 1.915% and receive a floating rate based on 3-month LIBOR, Expires 9/02/10, Broker, Morgan Stanley Capital Services, Inc.	4,040	(i)	124,496
Pay a fixed rate of 1.945% and receive a floating rate based on 3-month LIBOR, Expires 9/03/10, Broker, Citibank, N.A.	4,040	(i)	122,071
Pay a fixed rate of 3.404% and receive a floating rate based on 3-month LIBOR, Expires 4/08/10, Broker, Deutsche Bank AG	1,530	(i)	962,828
Pay a fixed rate of 3.405% and receive a floating rate based on 3-month LIBOR, Expires 4/06/10, Broker, Deutsche Bank AG	610	(i)	379,736
Pay a fixed rate of 3.710% and receive a floating rate based on 3-month LIBOR, Expires 4/07/11, Broker, JPMorgan Chase Bank, N.A.	740	(i)	673,554
Pay a fixed rate of 4.500% and receive a floating rate based on 3-month LIBOR, Expires 3/15/10, Broker, Royal Bank of Scotland, Plc	2,470	(i)	184,424
Pay a fixed rate of 5.035% and receive a floating rate based on 3-month LIBOR, Expires 10/15/12, Broker, JPMorgan Chase Bank, N.A.	4,240	(i)	2,844,051
Pay a fixed rate of 5.090% and receive a floating rate based on 3-month LIBOR, Expires 10/29/12, Broker, Credit Suisse International	660	(i)	432,723
Pay a fixed rate of 5.165% and receive a floating rate based on 3-month LIBOR, Expires 10/23/12, Broker, JPMorgan Chase Bank, N.A.	4,120	(i)	2,598,873
Pay a fixed rate of 5.350% and receive a floating rate based on 3-month LIBOR, Expires 2/04/10, Broker, JPMorgan Chase Bank, N.A.	5,460	(i)	3,561

			8,326,317

Total Options Purchased (Cost — $9,568,849) — 1.9%			9,515,412

38	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock Intermediate Government Bond Portfolio
(Percentages shown are based on Net Assets)

	Contracts		Value
Options Purchased
Over-the-Counter Put Swaptions Purchased (concluded)
Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $955,431,187*) — 186.9%			$950,114,007

	Par (000)
TBA Sale Commitments(f)
Fannie Mae Mortgage-Backed Securities:
5.00%, 1/01/25	5,000		(5,228,125)
4.50%, 1/01/40	195,600		(195,233,250)
5.50%, 1/01/40-2/01/40	50,300		(52,630,099)
6.00%, 1/01/40	37,400		(39,644,000)
4.50%, 2/01/40	65,000		(64,654,688)
Freddie Mac Mortgage-Backed Securities:
5.00%, 1/01/25	2,700		(2,823,188)
5.50%, 1/01/40	6,600		(6,913,500)

Total TBA Sale Commitments (Proceeds — $370,540,879) — (72.2)%			(367,126,850)

	Contracts
Options Written
Exchange-Traded Put Options Written
3-month Euro$ Futures, Strike Price USD 98.25, Expires 9/13/10	348		(143,550)
U.S. Treasury Notes (10 Year), Strike Price $116.00, Expires 2/19/10	148		(212,750)

			(356,300)

Over-the-Counter Call Swaptions Written
Pay a fixed rate of 3.330% and receive a floating rate based on 3-month LIBOR, Expires 3/08/10, Broker, Citibank, N.A.	700	(i)	(7,166)
Pay a fixed rate of 3.580% and receive a floating rate based on 3-month LIBOR, Expires 1/08/10, Broker, Deutsche Bank AG	1,760	(i)	(207)
Pay a fixed rate of 3.600% and receive a floating rate based on 3-month LIBOR, Expires 2/04/10, Broker, JPMorgan Chase Bank, N.A.	420	(i)	(7,388)
Pay a fixed rate of 3.800% and receive a floating rate based on 3-month LIBOR, Expires 5/28/10, Broker, Morgan Stanley Capital Services, Inc.	2,040	(i)	(264,240)
Pay a fixed rate of 4.123% and receive a floating rate based on 3-month LIBOR, Expires 8/27/10, Broker, Morgan Stanley Capital Services, Inc.	470	(i)	(127,100)
Pay a fixed rate of 4.490% and receive a floating rate based on 3-month LIBOR, Expires 12/05/11, Broker, Deutsche Bank AG	600	(i)	(264,779)
Pay a fixed rate of 4.800% and receive a floating rate based on 3-month LIBOR, Expires 6/11/10, Broker, Citibank, N.A.	900	(i)	(550,625)
Pay a fixed rate of 4.820% and receive a floating rate based on 3-month LIBOR, Expires 5/04/10, Broker, Goldman Sachs Bank USA	910	(i)	(577,344)
Pay a fixed rate of 4.870% and receive a floating rate based on 3-month LIBOR, Expires 2/04/10, Broker, Deutsche Bank AG	1,460	(i)	(1,045,951)
Pay a fixed rate of 4.890% and receive a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, Deutsche Bank AG	440	(i)	(238,846)
Pay a fixed rate of 5.050% and receive a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Citibank, N.A.	1,250	(i)	(877,060)
Pay a fixed rate of 5.050% and receive a floating rate based on 3-month LIBOR, Expires 12/08/14, Broker, Morgan Stanley Capital Services, Inc.	300	(i)	(178,334)
Pay a fixed rate of 5.670% and receive a floating rate based on 3-month LIBOR, Expires 1/04/10, Broker, Citibank, N.A.	390	(i)	(558,830)

			(4,697,870)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 3.330% and pay a floating rate based on 3-month LIBOR, Expires 3/08/10, Broker, Citibank, N.A.	700	(i)	(443,332)
Receive a fixed rate of 4.080% and pay a floating rate based on 3-month LIBOR, Expires 1/08/10, Broker, Deutsche Bank AG	1,760	(i)	(48,475)
Receive a fixed rate of 4.100% and pay a floating rate based on 3-month LIBOR, Expires 2/04/10, Broker, JPMorgan Chase Bank, N.A.	420	(i)	(42,211)
Receive a fixed rate of 4.123% and pay a floating rate based on 3-month LIBOR, Expires 8/27/10, Broker, Morgan Stanley Capital Services, Inc.	470	(i)	(208,823)
Receive a fixed rate of 4.490% and pay a floating rate based on 3-month LIBOR, Expires 12/05/11, Broker, Deutsche Bank AG	600	(i)	(434,477)
Receive a fixed rate of 4.500% and pay a floating rate based on 3-month LIBOR, Expires 3/12/10, Broker, Barclays Bank, Plc	610	(i)	(242,548)
Receive a fixed rate of 4.500% and pay a floating rate based on 3-month LIBOR, Expires 5/28/10, Broker, Morgan Stanley Capital Services, Inc.	2,040	(i)	(368,486)
Receive a fixed rate of 4.800% and pay a floating rate based on 3-month LIBOR, Expires 6/11/10, Broker, Citibank, N.A.	900	(i)	(118,301)
Receive a fixed rate of 4.820% and pay a floating rate based on 3-month LIBOR, Expires 5/04/10, Broker, Goldman Sachs Bank USA	910	(i)	(76,963)
Receive a fixed rate of 4.870% and pay a floating rate based on 3-month LIBOR, Expires 2/04/10, Broker, Deutsche Bank AG	1,460	(i)	(7,342)
Receive a fixed rate of 4.890% and pay a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, Deutsche Bank AG	440	(i)	(373,232)
Receive a fixed rate of 5.050% and pay a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Citibank, N.A.	1,250	(i)	(487,717)
Receive a fixed rate of 5.050% and pay a floating rate based on 3-month LIBOR, Expires 12/08/14, Broker, Morgan Stanley Capital Services, Inc.	300	(i)	(238,174)
Receive a fixed rate of 5.500% and pay a floating rate based on 3-month LIBOR, Expires 3/15/10, Broker, Royal Bank of Scotland, Plc	2,470	(i)	(16,163)
Receive a fixed rate of 5.670% and pay a floating rate based on 3-month LIBOR, Expires 1/04/10, Broker, Citibank, N.A.	390	(i)	—
Receive a fixed rate of 6.035% and pay a floating rate based on 3-month LIBOR, Expires 10/15/12, Broker, JPMorgan Chase Bank, N.A.	4,240	(i)	(1,694,329)
Receive a fixed rate of 6.090% and pay a floating rate based on 3-month LIBOR, Expires 10/29/12, Broker, Credit Suisse International	660	(i)	(258,022)

DECEMBER 31, 2009	39

Schedule of Investments (continued)	BlackRock Intermediate Government Bond Portfolio
(Percentages shown are based on Net Assets)

	Contracts		Value
Options Written
Over-the-Counter Put Swaptions Written (concluded)
Receive a fixed rate of 6.165% and pay a floating rate based on 3-month LIBOR, Expires 10/23/12, Broker, JPMorgan Chase Bank, N.A.	4,120	(i)	$(1,546,112)

			(6,604,707)

Total Options Written (Premiums Received — $14,016,837) — (2.3)%			(11,658,877)

Total Investments Net of TBA Sale Commitments and Outstanding Options Written — 112.4%			$571,328,280
Liabilities in Excess of Other Assets — (12.4)%			(62,902,629)

Net Assets — 100.0%			$508,425,651

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$955,432,308

Gross unrealized appreciation	$6,870,061
Gross unrealized depreciation	(12,188,362)

Net unrealized depreciation	$(5,318,301)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(d)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(e)	Par is less than $500.

(f)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$5,988,750	$(19,219)
BNP Paribas	$3,830,625	$(13,500)
Citibank, N.A.	$128,534,688	$(1,905,351)
Credit Suisse International	$(83,154,725)	$1,122,252
Deutsche Bank AG	$(103,758,313)	$1,520,281
Goldman Sachs Bank USA	$88,312,344	$(830,773)
JPMorgan Chase Bank, N.A.	$(48,808,063)	$(185,023)
Morgan Stanley Capital Services, Inc.	$58,155,438	$(186,352)

(g)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	$93,207,507	$14,967

(h)	Represents the current yield as of report date.

(i)	One contract represents a notional amount of $10,000.

•	Foreign currency exchange contracts as of December 31, 2009 were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation
USD 1,058,308	GBP 649,500	Citibank, N.A.	1/27/10	$9,407

•	Financial futures contracts purchased as of December 31, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Depreciation
11	Gilt British	London	March 2010	$2,033,450	$(47,419)
27	U.S. Treasury Notes (5 Year)	Chicago	March 2010	$3,088,336	(65,307)
630	U.S. Treasury Notes (10 Year)	Chicago	March 2010	$72,735,469	(520,876)

Total					$(633,602)

•	Financial futures contracts sold as of December 31, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation
458	U.S. Treasury Notes (2 Year)	Chicago	March 2010	$99,049,656	$227,185
246	U.S. Treasury Notes (30 Year)	Chicago	March 2010	$28,382,250	594,451

Total					$821,636

•	Interest rate swaps outstanding as of December 31, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
4.36%(a)	3-month LIBOR	Barclays Bank, Plc	December 2012	USD	17,800	$1,228,184
2.25%(b)	3-month LIBOR	Deutsche Bank AG	December 2012	USD	7,145	(43,495)
2.90%(b)	3-month LIBOR	Credit Suisse International	August 2014	USD	13,800	(187,107)
2.79%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	November 2014	USD	3,160	10,731
2.37%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	December 2014	USD	20,200	(494,122)
2.63%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	December 2014	USD	21,000	(273,037)
4.18%(a)	3-month LIBOR	UBS AG	June 2019	USD	4,200	103,046

40	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock Intermediate Government Bond Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
3.97%(a)	3-month LIBOR	UBS AG	June 2019	USD	5,000	$34,177
3.80%(a)	3-month LIBOR	Deutsche Bank AG	June 2019	USD	8,300	(56,836)
3.48%(a)	3-month LIBOR	Deutsche Bank AG	July 2019	USD	3,900	(77,052)
3.73%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	August 2019	USD	5,800	(13,260)
3.68%(a)	3-month LIBOR	Deutsche Bank AG	August 2019	USD	12,500	(88,562)
3.50%(a)	3-month LIBOR	Bank of America, N.A.	September 2019	USD	8,500	(213,487)
3.47%(a)	3-month LIBOR	Royal Bank of Scotland, Plc	September 2019	USD	11,800	(331,153)
5.49%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	October 2019	USD	11,000	(1,106,485)
3.50%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	November 2019	USD	1,700	57,420
3.44%(a)	3-month LIBOR	Bank of America, N.A.	November 2019	USD	1,300	(51,414)
3.31%(a)	3-month LIBOR	Barclays Bank, Plc	December 2019	USD	15,900	(816,083)
3.31%(a)	3-month LIBOR	Royal Bank of Scotland, Plc	December 2019	USD	2,400	(122,693)
3.40%(b)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	16,100	710,841
3.62%(a)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	4,600	(119,540)
3.50%(a)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	2,000	(73,272)
3.55%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	December 2019	USD	2,300	(74,197)
3.66%(b)	3-month LIBOR	Credit Suisse International	December 2019	USD	4,200	99,558
3.70%(a)	3-month LIBOR	Credit Suisse International	December 2019	USD	7,000	(143,666)
4.42%(c)	3-month LIBOR	JPMorgan Chase Bank, N.A.	August 2020	USD	7,005	(168,961)
4.24%(c)	3-month LIBOR	JPMorgan Chase Bank, N.A.	August 2020	USD	2,135	(26,645)
4.35%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	July 2039	USD	4,200	41,062
3.50%(b)	3-month LIBOR	Barclays Bank, Plc	March 2040	USD	1,700	302,024

Total						$(1,894,024)

(a)	Portfolio pays floating interest rate and receives fixed rate.

(b)	Portfolio pays fixed interest rate and receives floating rate.

(c)	Portfolio pays fixed interest rate and receives floating rate at expiration date.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

DECEMBER 31, 2009	41

Schedule of Investments (concluded)	BlackRock Intermediate Government Bond Portfolio

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Asset-Backed Securities	—	$13,740,121	$248,250	$13,988,371
Corporate Bonds.	—	12,375,266	—	12,375,266
Foreign Agency Obligations	—	11,526,927	—	11,526,927
Foreign Government Obligations	—	1,354,107	—	1,354,107
Non-Agency Mortgage-Backed
Securities	—	39,884,217	—	39,884,217
Project Loans	—	—	291,331	291,331
Taxable Municipal Bonds	—	2,753,867	—	2,753,867
U.S. Government Sponsored Agency Securities.	—	654,275,904	—	654,275,904
U.S. Treasury Obligations	—	110,645,172	—	110,645,172
Short-Term Securities	$93,503,433	—	—	93,503,433
Liabilities:
TBA Sale Commitments	—	(367,126,850)	—	(367,126,850)
Other Financial Instruments[1] :
Assets	1,379,186	11,554,312	—	12,933,498
Liabilities.	(989,902)	(15,588,038)	(195,606)	(16,773,546)

Total	$93,892,717	$475,395,005	$343,975	$569,631,697

[1]

Other financial instruments are options purchased, options written, foreign currency exchange contracts, financial futures contracts and swaps. Foreign currency exchange contracts, financial futures contracts and swaps are shown at the unrealized appreciation/depreciation on the instrument and options purchased and options written are shown at market value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset- Backed Securities	Project Loans	Other Financial Instruments[2]	Total
Balance, as of September 30, 2009	$253,237	$442,947	$(489,660)	$206,524
Accrued discounts/ premiums	38	(69)	—	(31)
Realized gain/loss	18	(3,299)	—	(3,281)
Change in unrealized appreciation/ depreciation[3] .	892	4,900	294,054	299,846
Net purchases/ sales	(5,935)	(153,148)	—	(159,083)
Transfers in/out of Level 3	—	—	—	—

Balance, as of December 31, 2009	$248,250	$291,331	$(195,606)	$343,975

[2]	Other financial instruments are swaps.

[3]	The change in unrealized appreciation/depreciation on securities still held at December 31, 2009 was $299,846.

42	DECEMBER 31, 2009

Schedule of Investments December 31, 2009 (Unaudited)	BlackRock Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
AEP Texas Central Transition Funding LLC,
5.31%, 7/01/20	USD	380	$400,916
American Express Issuance Trust:
Series 2008-2, Class A,
4.02%, 2/15/10		975	979,164
Series 2007-2, Class A,
0.48%, 7/15/13(a)		805	795,220
Bank One Issuance Trust:
Series 2004-A7, Class A7,
0.35%, 9/15/11(a)		945	938,491
Series 2004-A5, Class A5,
0.36%, 3/15/14(a)		1,225	1,217,901
Chase Issuance Trust, Series 2005-A2, Class A2,
0.30%, 4/16/12(a)		910	899,328
Citibank Credit Card Issuance Trust, Series 2007-A5, Class A5,
5.50%, 6/22/12		480	490,925
Countrywide Asset-Backed Certificates:
Series 2006-13, Class 3AV2,
0.38%, 1/25/37(a)		771	516,525
Series 2006-11, Class 1AF2,
6.02%, 9/25/46		995	802,108
Daimler Chrysler Auto Trust, Series 2007-A, Class A4,
5.28%, 3/08/13		395	412,819
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3,
4.38%, 11/01/23		425	427,125
Ford Credit Auto Owner Trust:
Series 2008-A, Class A3A,
3.96%, 4/15/12		362	368,749
Series 2009-B, Class A3,
2.79%, 8/15/13		335	341,389
Series 2009-D, Class A3,
2.17%, 10/15/13		735	742,272
Harley-Davidson Motorcycle Trust, Series 2009-4, Class A3,
1.87%, 2/15/14		1,350	1,344,272
Honda Auto Receivables Owner Trust, Series 2009-3, Class A3,
2.31%, 5/15/13		350	354,532
MBNA Credit Card Master Note Trust, Series 2005-A9, Class A9,
0.27%, 4/15/13(a)		595	590,818
Morgan Stanley Capital I, Series 2006-HE8, Class A2A,
0.28%, 10/25/36(a)		20	19,312
Nissan Auto Receivables Owner Trust:
Series 2007-A, Class A4,
0.23%, 6/17/13(a)		1,572	1,566,474
Series 2009-1, Class A3,
5.00%, 9/15/14		1,950	2,037,435
PECO Energy Transition Trust, Series 2001-A, Class A1,
6.52%, 9/01/10		840	860,965
SLM Student Loan Trust::
Series 2008-5, Class A2,
1.38%, 10/25/16(a)		720	731,023
Series 2008-5, Class A3,
1.58%, 1/25/18(a)		180	185,047
Series 2008-5, Class A4,
1.98%, 7/25/23(a)		490	512,093
Small Business Administration, Series 2002-P10B, Class 1,
5.20%, 8/10/12		25	26,276
USAA Auto Owner Trust, Series 2008-1, Class A3,
4.16%, 4/16/12		375	380,030

Total Asset-Backed Securities — 6.7%			17,941,209

Corporate Bonds
Aerospace & Defense — 1.4%
BAE Systems Holdings, Inc.,
5.20%, 8/15/15(b)		60	61,811
The Boeing Co.,
6.88%, 3/15/39		675	786,020
Honeywell International, Inc.,
5.70%, 3/15/37		500	511,127
Honeywell, Inc.,
6.63%, 6/15/28		105	118,053
L-3 Communications Corp., Series B,
6.38%, 10/15/15		5	5,019
Lockheed Martin Corp.:
6.15%, 9/01/36		50	52,918
5.50%, 11/15/39		900	881,842
United Technologies Corp.:
6.70%, 8/01/28		200	224,154
6.13%, 7/15/38		950	1,029,191

			3,670,135

Air Freight & Logistics — 0.7%
United Parcel Service, Inc.,
6.20%, 1/15/38		1,600	1,773,830

Airlines — 0.2%
Continental Airlines, Inc.,
7.25%, 11/10/19		525	534,188

Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc.:
8.20%, 1/15/39(b)		600	758,700
6.38%, 1/15/40(b)		650	677,860

			1,436,560

Capital Markets — 1.6%
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13		285	302,674
6.75%, 10/01/37		2,075	2,132,866
Lehman Brothers Holdings, Inc.,
6.88%, 7/17/37(c)(d)		275	82
Morgan Stanley:
6.25%, 8/28/17		895	934,007
7.30%, 5/13/19		870	976,949

			4,346,578

Chemicals — 0.1%
Monsanto Co.,
5.13%, 4/15/18		275	286,940

Commercial Banks — 2.7%
Bank of Scotland Plc,
5.00%, 11/21/11(b)		365	376,835
Credit Suisse/New York NY,
5.30%, 8/13/19		1,200	1,232,370
HSBC Bank (USA) N.A.,
5.88%, 11/01/34		250	243,140
HSBC Holdings Plc:
6.50%, 5/02/36		400	419,530
6.50%, 9/15/37		1,175	1,227,631
JPMorgan Chase Bank, N.A.:
6.00%, 7/05/17		710	752,393
6.00%, 10/01/17		655	701,291
UBS AG,
5.88%, 12/20/17		1,575	1,618,615
Wachovia Bank N.A.,
6.60%, 1/15/38		605	638,565

			7,210,370

Commercial Services & Supplies — 0.5%
Waste Management, Inc.,
6.13%, 11/30/39		1,300	1,291,895

Communications Equipment — 0.4%
Cisco Systems, Inc.:
5.90%, 2/15/39		800	808,869
5.50%, 1/15/40		325	310,768

			1,119,637

Computers & Peripherals — 0.7%
International Business Machines Corp.:
5.70%, 9/14/17		600	655,985
5.60%, 11/30/39		1,320	1,327,573

			1,983,558

DECEMBER 31, 2009	43

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Consumer Finance — 0.1%
SLM Corp.:
5.40%, 10/25/11	USD	75	$74,934
5.13%, 8/27/12		125	117,184

			192,118

Containers & Packaging — 0.3%
Bemis Co., Inc.,
6.80%, 8/01/19		625	687,153

Diversified Financial Services — 5.7%
Bank of America Corp.:
7.80%, 2/15/10		30	30,214
7.38%, 5/15/14		550	624,093
6.00%, 9/01/17		315	326,946
5.75%, 12/01/17		1,460	1,495,066
Bank of America N.A.,
6.10%, 6/15/17		100	101,639
The Bear Stearns Cos. LLC,
0.68%, 7/19/10(a)		60	60,103
Citigroup, Inc.:
5.30%, 10/17/12		175	182,305
6.00%, 8/15/17		150	149,942
6.13%, 11/21/17		650	655,184
6.13%, 5/15/18		325	326,758
8.13%, 7/15/39		1,475	1,664,754
ConocoPhillips Canada Funding Co.I,
5.95%, 10/15/36		1,600	1,612,683
General Electric Capital Corp.:
5.00%, 12/01/10		125	130,001
5.88%, 2/15/12		725	776,747
5.00%, 4/10/12		30	31,600
5.88%, 1/14/38		2,697	2,497,106
6.88%, 1/10/39		800	826,148
Hutchison Whampoa International Ltd.,
5.75%, 9/11/19(b)		700	709,633
Iberdrola Finance Ireland Ltd.,
5.00%, 9/11/19(b)		850	845,880
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
7.13%, 2/15/13		130	132,600
JPMorgan Chase & Co.:
6.00%, 1/15/18		885	951,371
6.30%, 4/23/19		925	1,017,571

			15,148,344

Diversified Telecommunication Services — 4.9%
AT&T, Inc.:
6.50%, 9/01/37		825	855,112
6.30%, 1/15/38		1,975	2,006,075
6.40%, 5/15/38		850	873,519
6.55%, 2/15/39		1,350	1,422,444
Embarq Corp.,
8.00%, 6/01/36		400	430,279
Intelsat Corp.,
6.88%, 1/15/28		30	25,650
Koninklijke KPN NV,
8.38%, 10/01/30		1,075	1,346,949
Qwest Communications International, Inc.,
7.50%, 2/15/14		55	55,206
Qwest Corp.,
3.50%, 6/15/13(a)		30	28,875
Telecom Italia Capital SA:
6.00%, 9/30/34		315	297,891
7.20%, 7/18/36		300	326,338
Telefonica Emisiones SAU:
6.42%, 6/20/16		75	83,245
7.05%, 6/20/36		1,275	1,455,921
Verizon Communications, Inc.:
6.25%, 4/01/37		225	228,198
6.40%, 2/15/38		1,625	1,698,790
6.90%, 4/15/38		275	304,794
8.95%, 3/01/39		1,200	1,623,665
Verizon New England, Inc.,
7.88%, 11/15/29		25	27,350
Verizon New Jersey, Inc.,
7.85%, 11/15/29		45	47,857
Windstream Corp.:
8.13%, 8/01/13		35	36,313
8.63%, 8/01/16		25	25,438

			13,199,909

Electric Utilities — 5.3%
Alabama Power Co.:
5.65%, 3/15/35		250	234,341
6.00%, 3/01/39		725	764,107
American Transmission Systems, Inc.,
5.25%, 1/15/22(b)		825	814,646
Carolina Power & Light Co.,
6.30%, 4/01/38		300	324,154
Duke Energy Carolinas LLC:
6.10%, 6/01/37		50	52,460
6.00%, 1/15/38		550	581,644
E.ON International Finance BV,
6.65%, 4/30/38(b)		325	369,555
EDP Finance BV,
6.00%, 2/02/18(b)		600	640,945
Energy East Corp.,
6.75%, 7/15/36		800	880,158
Florida Power & Light Co.:
4.95%, 6/01/35		45	41,110
5.95%, 2/01/38		995	1,045,250
Florida Power Corp.:
6.35%, 9/15/37		150	162,577
6.40%, 6/15/38		1,175	1,282,857
Massachusetts Electric Co.,
5.90%, 11/15/39(b)		410	416,279
MidAmerican Energy Co.,
5.80%, 10/15/36		1,450	1,461,481
MidAmerican Energy Holdings Co.:
6.13%, 4/01/36		400	409,677
5.95%, 5/15/37		50	50,056
6.50%, 9/15/37		200	215,076
Niagara Mohawk Power Corp.,
4.88%, 8/15/19(b)		475	473,105
PacifiCorp,
6.25%, 10/15/37		300	323,675
Public Service Co. of Colorado,
6.25%, 9/01/37		775	846,395
Southern California Edison Co.,
5.95%, 2/01/38		900	945,453
The Toledo Edison Co.,
6.15%, 5/15/37		75	74,103
Virginia Electric & Power Co.:
6.00%, 5/15/37		1,000	1,035,439
8.88%, 11/15/38		475	670,497

			14,115,040

Energy Equipment & Services — 0.3%
Halliburton Co.,
7.45%, 9/15/39		750	927,941

Food & Staples Retailing — 1.6%
CVS Caremark Corp.,
6.25%, 6/01/27		1,130	1,149,154
Tesco Plc,
6.15%, 11/15/37(b)		625	648,720
Wal-Mart Stores, Inc.:
6.50%, 8/15/37		375	426,742
6.20%, 4/15/38		1,775	1,957,459

			4,182,075

Food Products — 1.2%
HJ Heinz Finance Co.,
7.13%, 8/01/39(b)		975	1,102,275
Kraft Foods, Inc.:
6.50%, 8/11/17		130	141,057
6.50%, 11/01/31		575	577,602
7.00%, 8/11/37		100	106,501
6.88%, 2/01/38		1,300	1,364,193

			3,291,628

44	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Health Care Equipment & Supplies — 0.4%
CareFusion Corp.,
6.38%, 8/01/19(b)	USD	975	$1,043,758

Health Care Providers & Services — 0.0%
UnitedHealth Group, Inc.,
5.80%, 3/15/36		70	62,737

Hotels, Restaurants & Leisure — 0.5%
McDonald’s Corp.,
5.70%, 2/01/39		700	714,014
Yum! Brands, Inc.,
5.30%, 9/15/19		600	602,642

			1,316,656

Household Products — 0.1%
Kimberly-Clark Corp.,
6.63%, 8/01/37		350	402,241

Independent Power Producers & Energy Traders — 0.0%
NRG Energy, Inc.,
7.38%, 2/01/16		15	15,019

Insurance — 2.6%
Chubb Corp.:
6.00%, 5/11/37		750	771,423
6.50%, 5/15/38		200	220,242
Hartford Life Global Funding Trusts,
0.43%, 6/16/14(a)		925	839,200
Lincoln National Corp.,
6.30%, 10/09/37		75	68,686
Massachusetts Mutual Life Insurance Co.,
8.88%, 6/01/39(b)		550	674,547
MetLife, Inc.,
5.70%, 6/15/35		530	523,417
Pacific Life Insurance Co.,
9.25%, 6/15/39(b)		575	663,973
Prudential Financial, Inc.:
5.70%, 12/14/36		320	289,128
6.63%, 12/01/37		1,770	1,814,353
Teachers Insurance & Annuity Association of America,
6.85%, 12/16/39(b)		750	775,303
The Travelers Cos., Inc.,
6.25%, 6/15/37		250	264,276

			6,904,548

Machinery — 0.6%
Deere & Co.,
5.38%, 10/16/29		600	598,861
Parker-Hannifin Corp.,
6.25%, 5/15/38		835	912,869

			1,511,730

Media — 5.5%
Comcast Cable Communications Holdings, Inc.,
8.38%, 3/15/13		120	138,324
Comcast Corp.:
7.05%, 3/15/33		25	27,296
6.50%, 11/15/35		20	20,737
6.95%, 8/15/37		1,845	2,010,852
6.40%, 5/15/38		1,250	1,286,285
Cox Communications, Inc.:
7.75%, 11/01/10		25	26,172
6.95%, 6/01/38(b)		400	423,695
8.38%, 3/01/39(b)		1,110	1,382,149
Grupo Televisa SA,
6.63%, 1/15/40(b)		825	815,863
News America Holdings, Inc.,
8.15%, 10/17/36		45	52,188
News America, Inc.:
7.63%, 11/30/28		65	69,469
6.40%, 12/15/35		250	256,710
6.65%, 11/15/37		1,710	1,806,285
6.90%, 8/15/39(b)		1,300	1,418,136
Shaw Communications, Inc.:
5.65%, 10/01/19	CAD	675	652,056
6.75%, 11/09/39		675	635,385
TCI Communications, Inc.,
8.75%, 8/01/15	USD	100	118,479
Time Warner Cable, Inc.:
5.00%, 2/01/20		425	412,136
6.55%, 5/01/37		1,300	1,324,695
7.30%, 7/01/38		300	332,585
Time Warner Cos., Inc.,
7.57%, 2/01/24		15	16,289
Time Warner Entertainment Co. LP,
8.38%, 3/15/23		25	29,615
Time Warner, Inc.:
7.63%, 4/15/31		15	17,424
7.70%, 5/01/32		775	910,110
6.50%, 11/15/36		600	626,484

			14,809,419

Metals & Mining — 0.8%
Anglo American Capital Plc,
9.38%, 4/08/19(b)		785	997,115
ArcelorMittal USA Partnership,
9.75%, 4/01/14		68	71,400
Barrick North America Finance LLC,
7.50%, 9/15/38		550	631,585
Newmont Mining Corp.,
6.25%, 10/01/39		500	500,597

			2,200,697

Multiline Retail — 0.2%
Target Corp.:
6.50%, 10/15/37		150	164,480
7.00%, 1/15/38		250	291,687

			456,167

Multi-Utilities — 0.3%
Sempra Energy,
6.00%, 10/15/39		700	691,216

Oil, Gas & Consumable Fuels — 4.4%
Anadarko Petroleum Corp.,
6.45%, 9/15/36		745	778,055
Arch Western Finance LLC,
6.75%, 7/01/13		60	59,550
Canadian Natural Resources Ltd.:
6.25%, 3/15/38		975	1,009,064
6.75%, 2/01/39		725	801,366
Cenovus Energy, Inc.,
6.75%, 11/15/39(b)		2,300	2,507,124
CenterPoint Energy, Inc.,
7.25%, 9/01/10		25	25,790
Chesapeake Energy Corp.:
6.38%, 6/15/15		10	9,800
6.25%, 1/15/18		5	4,800
EnCana Corp.,
6.30%, 11/01/11		70	75,288
Enterprise Products Operating LLC:
4.95%, 6/01/10		50	50,681
5.25%, 1/31/20		1,150	1,137,605
Hess Corp.,
6.00%, 1/15/40		50	49,512
Kinder Morgan Energy Partners LP,
6.50%, 9/01/39		1,175	1,184,178
Magellan Midstream Partners LP,
6.55%, 7/15/19		650	705,583
Nexen, Inc.,
7.50%, 7/30/39		270	309,540
Sabine Pass LNG LP,
7.50%, 11/30/16		20	16,650
Shell International Finance BV,
6.38%, 12/15/38		715	806,075
Statoil ASA,
5.25%, 4/15/19		825	874,457
Tennessee Gas Pipeline Co.,
7.00%, 10/15/28		15	15,989
TransCanada PipeLines Ltd.,
7.63%, 1/15/39		800	985,286
The Williams Cos., Inc.,
7.50%, 1/15/31		360	388,344

			11,794,737

Paper & Forest Products — 0.6%
International Paper Co.,
7.50%, 8/15/21		1,325	1,484,624

Pharmaceuticals — 3.3%
Abbott Laboratories,
6.15%, 11/30/37		1,050	1,130,967
Bristol-Myers Squibb Co.,
6.13%, 5/01/38		575	620,148
Covidien International Finance SA,
6.55%, 10/15/37		1,225	1,370,853

DECEMBER 31, 2009	45

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Pharmaceuticals (concluded)
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38	USD	1,000	$1,107,876
Merck & Co, Inc.,
6.55%, 9/15/37		1,300	1,476,419
Roche Holding, Inc.,
7.00%, 3/01/39(b)		575	695,669
Teva Pharmaceutical Finance Co. LLC,
6.15%, 2/01/36		1,175	1,213,632
Wyeth:
6.00%, 2/15/36		200	208,922
5.95%, 4/01/37		1,050	1,094,917

			8,919,403

Software — 0.3%
Oracle Corp.:
5.75%, 4/15/18		350	378,415
6.13%, 7/08/39		400	420,014

			798,429

Tobacco — 1.2%
Altria Group, Inc.:
9.70%, 11/10/18		850	1,050,742
9.95%, 11/10/38		1,525	1,987,853
Philip Morris International, Inc.,
6.38%, 5/16/38		50	54,046

			3,092,641

Transportation — 0.0%
Overseas Shipholding Group, Inc.,
7.50%, 2/15/24		15	12,863

Wireless Telecommunication Services — 1.8%
Alltel Corp.,
7.88%, 7/01/32		1,075	1,278,427
America Movil SAB de CV:
5.00%, 10/16/19(b)		350	342,222
6.13%, 11/15/37		750	750,329
Rogers Communications, Inc.:
7.50%, 3/15/15		25	29,200
7.50%, 8/15/38		425	501,048
Vodafone Group Plc:
5.00%, 12/16/13		40	42,354
6.15%, 2/27/37		1,850	1,927,189

			4,870,769

Total Corporate Bonds — 50.8%			135,785,553

Foreign Agency Obligations
CDP Financial, Inc.,
4.40%, 11/25/19(b)		1,200	1,149,468
EDF SA,
6.95%, 1/26/39(b)		960	1,135,371
Kreditanstalt fuer Wiederaufbau,
4.88%, 6/17/19		550	581,198
Petrobras International Finance Co.,
6.88%, 1/20/40		1,875	1,926,748

Total Foreign Agency Obligations — 1.8%			4,792,785

Foreign Government Obligations
Brazil — 1.0%
Brazilian Government International Bond,
7.13%, 1/20/37		2,200	2,524,500

Israel — 0.1%
Israel Government AID Bond,
5.50%, 9/18/23		325	346,175

Italy — 0.2%
Italian Republic,
5.38%, 6/15/33		650	639,260

Mexico — 0.2%
Mexico Government International Bond,
6.05%, 1/11/40		510	490,263

Poland — 0.2%
Poland Government International Bond,
6.38%, 7/15/19		450	489,457

Total Foreign Government Obligations — 1.7%			4,489,655

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.1%
Banc of America Alternative Loan Trust, Series 2004-7, Class 4A1,
5.00%, 8/25/19		98	93,029
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1,
4.90%, 10/25/35(a)		1,149	966,723
Countrywide Alternative Loan Trust:
Series 2004-18CB, Class 2A5,
0.68%, 9/25/34(a)		27	24,778
Series 2005-21CB, Class A17,
6.00%, 6/25/35		463	420,489
GSR Mortgage Loan Trust:
Series 2005-AR4, Class 6A1,
5.25%, 7/25/35(a)		447	410,935
Series 2006-OA1, Class 2A1,
0.42%, 8/25/46(a)		152	109,167
Homebanc Mortgage Trust, Series 2006-2, Class A1,
0.41%, 12/25/36(a)		202	117,372
Structured Asset Securities Corp., Series 2005-5, Class 2A4,
5.50%, 4/25/35		1,150	957,730

			3,100,223

Commercial Mortgage-Backed Securities — 4.9%
Banc of America Commercial Mortgage, Inc.:
Series 2002-PB2, Class A4,
6.19%, 1/11/12		280	293,257
Series 2002-2, Class A3,
5.12%, 7/11/43		260	269,151
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4,
6.09%, 12/10/49(a)		540	484,889
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A2,
5.56%, 10/15/48		2,500	2,553,736
Commercial Mortgage Pass-Through Certificates, Series 2005-C6, Class A2,
5.00%, 6/10/44		430	430,854
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CKN5, Class A4,
5.44%, 9/15/34		1,346	1,386,931
Series 2002-CP5, Class A2,
4.94%, 12/15/35		370	379,575
CW Capital Cobalt Ltd., Series 2006-C1, Class A4,
5.22%, 8/15/48		1,000	872,055
First Union National Bank Commercial Mortgage, Series 2001-C4, Class A2,
6.22%, 12/12/33		360	376,949
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A3,
4.58%, 6/10/48		240	237,924
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AAB,
4.62%, 8/10/42		265	268,989
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A2,
5.05%, 12/12/34		1,730	1,782,523

46	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
JPMorgan Commercial Mortgage Finance Corp., Series 2000-C10, Class A2,
7.37%, 8/15/32(a)	USD	55	$54,558
LB-UBS Commercial Mortgage Trust:
Series 2005-C5, Class A2,
4.89%, 9/15/30		1,145	1,146,895
Series 2006-C6, Class A4,
5.37%, 9/15/39		130	123,923
Morgan Stanley Capital I:
Series 1998-HF2, Class F,
6.01%, 11/15/30(b)		1,520	1,520,128
Series 2000-LIF2, Class A2,
7.20%, 10/15/33		181	185,067
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A2,
4.78%, 3/15/10		700	698,853

			13,066,257

Total Non-Agency Mortgage-Backed Securities — 6.0%			16,166,480

Preferred Securities
Capital Trusts
Commercial Banks — 0.4%
Barclays Bank Plc,
5.93%(a)(b)(e)		850	637,500
Royal Bank of Scotland Group Plc,
7.64%(a)(e)		1,000	540,000
UBS Preferred Funding Trust I,
8.62%(a)(e)		15	13,957

			1,191,457

Diversified Financial Services — 1.6%
Capital One Capital V,
10.25%, 8/15/39		905	1,052,062
Credit Suisse/Guernsey,
5.86%(a)(e)		160	139,200
JPMorgan Chase & Co.,
7.90%(a)(e)		425	438,371
JPMorgan Chase Capital XXV,
6.80%, 10/01/37		1,945	1,932,478
Lehman Brothers Holdings Capital Trust VII,
5.86%(a)(c)(d)(e)		20	6
USB Capital XIII Trust,
6.63%, 12/15/39		700	711,438

			4,273,555

Insurance — 1.6%
The Allstate Corp.,
6.50%, 5/15/57(a)		900	778,500
Chubb Corp.,
6.38%, 3/29/67(a)		75	69,750
Lincoln National Corp.,
7.00%, 5/17/66(a)		850	705,500
6.05%, 4/20/67(a)		320	248,000
MetLife, Inc.,
6.40%, 12/15/36		1,000	875,000
New York Life Insurance Co.,
6.75%, 11/15/39(b)		625	639,169
Reinsurance Group of America, Inc.,
6.75%, 12/15/65(a)		50	42,265
The Travelers Cos., Inc.,
6.25%, 3/15/37(a)		895	815,336

			4,173,520

Total Capital Trusts — 3.6%			9,638,532

Total Preferred Securities — 3.6%			9,638,532

Taxable Municipal Bonds
Belvoir Land LLC, Series A-1,
5.27%, 12/15/47(b)		25	17,091
Irwin Land LLC,
5.03%, 12/15/25(b)		25	21,158
Los Angeles Department of Airports RB,
6.58%, 5/15/39		700	691,152
Metropolitan Transportation Authority, New York RB,
7.34%, 11/15/39		1,250	1,395,812
President & Fellows of Harvard College,
6.50%, 1/15/39(b)		500	561,835
Princeton University,
5.70%, 3/01/39		375	385,249
State of California GO:
7.55%, 4/01/39		1,800	1,768,464
7.30%, 10/01/39		775	732,437
7.35%, 11/01/39		300	292,185
State of Illinois GO, Series 2003,
5.10%, 6/01/33		700	585,109

Total Taxable Municipal Bonds — 2.4%			6,450,492

U.S. Government Sponsored Agency Securities
Agency Obligations — 5.8%
Fannie Mae:
5.00%, 5/11/17		1,300	1,412,061
6.35%, 10/09/19(f)(g)		5,475	2,972,925
7.13%, 1/15/30		850	1,071,820
7.25%, 5/15/30		675	863,135
6.63%, 11/15/30		905	1,087,636
5.63%, 7/15/37		500	526,321
Federal Home Loan Bank:
5.38%, 9/30/22		2,600	2,745,564
5.25%, 12/09/22		325	335,999
5.37%, 9/09/24		525	549,577
Freddie Mac,
5.50%, 8/23/17		1,600	1,785,763
Small Business Administration Participation Certificates, Series 2004-P10A, Class
1, 4.50%, 2/01/14		65	67,159
Tennessee Valley Authority,
5.25%, 9/15/39		2,225	2,204,652

			15,622,612

Collateralized Mortgage Obligations — 0.2%
Fannie Mae:
Series 2003-49, Class YD,
5.50%, 6/25/23		319	343,327
Series 2005-80, Class PB,
5.50%, 4/25/30		89	92,712

			436,039

DECEMBER 31, 2009	47

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 4.3%
Fannie Mae Mortgage-Backed Securities:
7.00%, 1/01/31	USD	9	$9,449
6.00%, 12/01/32-8/01/34		347	370,261
5.50%, 11/01/33-3/01/36		1,403	1,474,407
4.44%, 1/01/35(a)		147	150,632
3.57%, 2/01/35(a)		656	677,516
5.00%, 7/01/35-11/01/35		472	484,958
5.00%, 1/01/40(h)		400	410,500
Freddie Mac Mortgage-Backed Securities:
7.00%, 12/01/29-4/01/32		20	22,569
5.00%, 7/01/35		3,658	3,757,845
5.00%, 1/01/40(h)		3,700	3,793,656
Ginnie Mae Mortgage-Backed Securities:
7.00%, 9/15/31-5/15/32		36	39,995
5.50%, 4/15/33-8/15/33		52	55,040
2.75%, 5/20/34(a)		117	118,502

			11,365,330

Total U.S. Government Sponsored Agency Securities — 10.3%			27,423,981

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.38%, 8/15/27(i)		2,575	3,144,719
6.13%, 11/15/27		2,795	3,329,544
4.50%, 2/15/36-8/15/39		17,845	17,473,470
4.38%, 11/15/39		5,275	5,049,167
U.S. Treasury Notes,
3.38%, 11/15/19		12,800	12,312,064
U.S. Treasury Strips,
0.00%, 8/15/20-2/15/36(i)		8,225	3,561,296

Total U.S. Treasury Obligations — 16.8%			44,870,260

Total Long-Term Investments (Cost — $258,482,228) — 100.1%			267,558,947

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11%(j)(k)		1,326,188	1,326,188

Total Short-Term Securities (Cost — $1,326,188) — 0.5%			1,326,188

	Contracts(l)
Options Purchased
Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 5.860% and pay a floating rate based on 3-month LIBOR, Expires 8/15/11, Broker, JPMorgan Chase Bank, N.A.		100	113,453
Receive a fixed rate of 2.500% and pay a floating rate based on 3-month LIBOR, Expires 3/11/10, Broker, Barclays Bank, Plc		210	4
Receive a fixed rate of 5.280% and pay a floating rate based on 3-month LIBOR, Expires 11/19/10, Broker, Barclays Bank, Plc		70	61,237

			174,694

Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 5.280% and receive a floating rate based on 3-month LIBOR, Expires 11/19/10, Broker, Barclays Bank, Plc		70	13,805
Pay a fixed rate of 5.350% and receive a floating rate based on 3-month LIBOR, Expires 2/04/10, Broker, JPMorgan Chase Bank, N.A.		2,600	1,696
Pay a fixed rate of 5.860% and receive a floating rate based on 3-month LIBOR, Expires 8/15/11, Broker, JPMorgan Chase Bank, N.A.		100	26,378

			41,879

Total Options Purchased (Cost — $281,565) — 0.1%			216,573

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $260,089,981*) — 100.7%			269,101,708

	Par (000)
TBA Sale Commitments(h)
Fannie Mae Mortgage-Backed Securities:
5.00%, 1/01/40-2/01/40		USD 800	(819,376)
5.50%, 1/01/40		1,400	(1,465,625)
6.00%, 1/01/40		300	(318,000)
Freddie Mac Mortgage-Backed Securities,
5.00%, 1/01/40-2/01/40		7,300	(7,471,272)

Total TBA Sale Commitments (Proceeds — $10,151,637) — (3.8)%			(10,074,273)

	Contracts(l)
Options Written
Over-the-Counter Call Swaptions Written
Pay a fixed rate of 3.600% and receive a floating rate based on 3-month LIBOR, Expires 2/04/10, Broker, JPMorgan Chase Bank, N.A.		200	(3,518)
Pay a fixed rate of 4.495% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, JPMorgan Chase Bank, N.A.		300	(132,935)
Pay a fixed rate of 5.050% and receive a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Citibank, N.A.		250	(175,412)

			(311,865)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 4.100% and pay a floating rate based on 3-month LIBOR, Expires 2/04/10, Broker, JPMorgan Chase Bank, N.A.		200	(20,100)
Receive a fixed rate of 4.495% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, JPMorgan Chase Bank, N.A.		300	(217,932)
Receive a fixed rate of 4.500% and pay a floating rate based on 3-month LIBOR, Expires 3/11/10, Broker, Barclays Bank, Plc		210	(82,891)
Receive a fixed rate of 5.050% and pay a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Citibank, N.A.		250	(97,543)

			(418,466)

Total Options Written (Premiums Received — $765,270) — (0.3)%			(730,331)

48	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Value
Total Investments Net of TBA Sale Commitments and Outstanding Options Written — 96.7%	$258,297,104
Other Assets in Excess of Liabilities — 3.4%	8,970,851

Net Assets — 100.0%	$267,267,955

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$260,178,103

Gross unrealized appreciation.	$14,032,024
Gross unrealized depreciation.	(5,108,419)

Net unrealized appreciation	$8,923,605

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Security is perpetual in nature and has no stated maturity date.

(f)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Credit Suisse International	$102,532	$(1,484)
Deutsche Bank AG	$(4,522,156)	$64,777
Goldman Sachs Bank USA	$(731,189)	$6,679
Morgan Stanley Capital Services, Inc.	$(719,304)	$5,837

(i)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(j)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	$(7,445,113)	$5,852

(k)	Represents the current yield as of report date.

(l)	One contract represents a notional amount of $10,000.

•	Foreign currency exchange contracts as of December 31, 2009 were as follows:

Currency Purchased		Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	629,341	CAD670,500	Citibank, N.A.	1/27/10	$(11,781)
USD	647,723	CAD673,000	Goldman Sachs Bank USA	1/27/10	4,211

Total					$(7,570)

•	Financial futures contracts purchased as of December 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation
88	U.S. Treasury Notes (5 Year)	March 2010	$10,065,688	$(155,678)
426	U.S. Treasury Bonds (30 Year)	March 2010	$49,149,750	(2,192,793)

Total				$(2,348,471)

•	Financial futures contracts sold as of December 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation
102	U.S. Treasury Notes (2 Year)	March 2010	$22,059,094	$98,907
194	U.S. Treasury Notes (10 Year)	March 2010	$22,397,906	505,139

Total				$604,046

•	Interest rate swaps outstanding as of December 31, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.60%(a)	3-month LIBOR	Deutsche Bank AG	February 2011	USD	5,900	$91,724
4.96%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	September 2012	USD	1,500	146,114
2.36%(b)	3-month LIBOR	Citibank, N.A.	April 2014	USD	7,100	57,134
3.31%(b)	3-month LIBOR	Deutsche Bank AG	May 2019	USD	2,200	92,253
3.67%(a)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	2,200	(51,780)
5.41%(a)	3-month LIBOR	Deutsche Bank AG	April 2027	USD	200	26,363
5.12%(a)	3-month LIBOR	Citibank, N.A.	June 2028	USD	500	44,705
5.05%(b)	3-month LIBOR	Citibank, N.A.	November 2037	USD	700	(64,307)
5.15%(b)	3-month LIBOR	Deutsche Bank AG	June 2038	USD	400	(41,488)

Total						$300,718

(a)	Portfolio pays floating interest rate and receives fixed rate.

(b)	Portfolio pays fixed interest rate and receives floating rate.

DECEMBER 31, 2009	49

Schedule of Investments (concluded)	BlackRock Long Duration Bond Portfolio

•	Total return swaps outstanding as of December 31, 2009 were as follows:

Interest Receivable Rate	Interest Payable Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Depreciation
(6.22)%[1]	0.52%[2]	Barclays Bank, Plc	March 2010	USD 7,700	$(484,411)

[1]	Rate shown is based on the Barclays 20+ Year Index return as of December 31, 2009.

[2]	Rate shown is based on 1-month LIBOR minus 0.75% as of December 31, 2009.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Asset-Backed Securities	—	$17,941,209	—	$17,941,209
Corporate Bonds.	—	135,785,553	—	135,785,553
Foreign Agency Obligations	—	4,792,785	—	4,792,785
Foreign Government
Obligations	—	4,489,655	—	4,489,655
Non-Agency Mortgage-Backed
Securities	—	16,166,480	—	16,166,480
Preferred Securities	—	9,638,532	—	9,638,532
Taxable Municipal Bonds	—	6,450,492	—	6,450,492
U.S. Government Sponsored
Agency Securities.	—	27,423,981	—	27,423,981
U.S. Treasury Obligations	—	44,870,260	—	44,870,260
Short-Term Securities	$1,326,188	—	—	1,326,188
Liabilities:
TBA Sale Commitments	—	(10,074,273)	—	(10,074,273)
Other Financial Instruments[3] :
Assets	604,046	679,077	$79,834	1,362,957
Liabilities.	(2,348,471)	(1,384,098)	—	(3,732,569)

Total	$(418,237)	$256,779,653	$79,834	$256,441,250

3	Other financial instruments are options purchased, options written, foreign currency exchange contracts, financial futures contracts and swaps. Foreign currency exchange contracts, financial futures contracts and swaps are shown at the unrealized appreciation/depreciation on the instrument and options purchased and options written are shown at market value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Other Financial Instruments[4]
Balance, as of September 30, 2009	$167,778
Accrued discounts/premiums	—
Realized gain/loss	—
Change in unrealized appreciation/depreciation	(167,778)
Net purchases/sales	—
Transfers in/out of Level 3	79,834

Balance, as of December 31, 2009	$79,834

[4]	Other financial instruments are swaps and Lehman receivables.

50	DECEMBER 31, 2009

Schedule of Investments December 31, 2009 (Unaudited)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
Aegis Asset Backed Securities Trust, Series 2006-1, Class A1,
0.31%, 1/25/37(a)	USD	22	$21,969
AEP Texas Central Transition Funding LLC, Series 2006-A, Class A2,
4.98%, 7/01/13		250	264,898
American Express Issuance Trust, Series 2008-2, Class A,
4.02%, 2/15/10		9,865	9,907,131
AmeriCredit Automobile Receivables Trust, Series 2008-2, Class A2,
4.23%, 8/06/12(a)		4,294	4,395,234
AMRESCO Independence Funding, Inc., Series 1999-1, Class A,
1.75%, 7/15/26(a)(b)		1,900	1,202,903
Asset Backed Securities Corp. Home Equity, Series 2005-HE3, Class M2,
0.67%, 4/25/35(a)		3,315	3,083,458
Bank of America Auto Trust, Series 2009-2A, Class A3,
2.13%, 9/15/13(b)		340	343,254
Bear Stearns Asset Backed Securities Trust, Series 2007-HE3, Class 1A1,
0.35%, 4/25/37(a)		2,849	2,612,183
BNC Mortgage Loan Trust, Series 2006-2, Class A3,
0.35%, 11/25/36(a)		4,710	4,181,090
Business Loan Express, Series 1998-1, Class A,
2.25%, 1/15/25(a)(b)		510	281,327
Capital Auto Receivables Asset Trust, Series 2007-4A, Class A3A,
5.00%, 7/15/10		12,204	12,427,832
CarMax Auto Owner Trust, Series 2008-2, Class A3B,
1.63%, 10/15/12(a)		2,995	3,018,249
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A1,
0.35%, 2/25/37(a)		126	111,214
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A2,
4.97%, 8/01/14		4,718	4,916,705
Chase Issuance Trust, Series 2008-A1, Class A1,
0.68%, 1/15/12(a)		220	220,023
Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3,
2.82%, 1/15/16		3,965	4,024,621
Citigroup Mortgage Loan Trust, Inc.:
Series 2007-AMC3, Class A2A,
0.34%, 3/25/37(a)		3,233	2,735,111
Series 2007-AHL3, Class A3A,
0.29%, 5/25/37(a)		8,976	6,406,505
CNH Equipment Trust, Series 2007-B, Class A3A,
5.40%, 10/17/11		86	86,146
Connecticut RRB Special Purpose Trust CL&P, Series 2001-1, Class A5,
6.21%, 12/30/10		132	136,034
Conseco Financial Corp.:
Series 1993-4, Class A5,
7.05%, 1/15/19		624	623,455
Series 1999-1, Class A5,
6.11%, 9/01/23		168	167,816
Series 1995-5, Class M1,
7.65%, 9/15/26(a)		329	330,463
Series 1996-8, Class A6,
7.60%, 10/15/27(a)		1,402	1,423,779
Countrywide Asset-Backed Certificates:
Series 2007-12, Class 2A1,
0.58%, 5/25/29(a)		4,080	3,767,221
Series 2007-3, Class 2A1,
0.33%, 9/25/29(a)		6,109	5,562,686
Series 2005-17, Class 1AF2,
5.36%, 3/25/30(a)		8,072	6,638,144
Series 2006-13, Class 1AF2,
5.88%, 1/25/37		2,935	2,768,989
Series 2007-1, Class 2A1,
0.28%, 7/25/37(a)		137	129,284
Series 2007-6, Class 2A1,
0.33%, 9/25/37(a)		288	268,763
Series 2007-4, Class A1A,
0.35%, 9/25/37(a)		4,276	4,025,663
Series 2007-5, Class 2A1,
0.33%, 9/25/47(a)		153	142,493
Daimler Chrysler Auto Trust, Series 2007-A, Class A4,
5.28%, 3/08/13		11,025	11,522,344
Ford Credit Auto Owner Trust:
Series 2008-B, Class A2,
1.43%, 12/15/10(a)		52	51,739
Series 2006-A, Class A4,
5.07%, 12/15/10		1,597	1,602,488
Series 2009-A, Class A2B,
2.23%, 8/15/11(a)		272	272,917
Series 2009-D, Class A2,
1.21%, 1/15/12		4,340	4,351,981
Series 2009-A, Class A3B,
2.73%, 1/15/12(a)		18,615	19,085,250
Series 2006-C, Class A4B,
0.27%, 2/15/12(a)		10,037	10,010,530
Series 2008-A, Class A3A,
3.96%, 4/15/12		12,217	12,429,015
Series 2006-B, Class D,
7.12%, 2/15/13(b)		4,025	4,199,824
Series 2009-B, Class A3,
2.79%, 8/15/13		415	422,915
Series 2009-D, Class A3,
2.17%, 10/15/13		11,265	11,376,447
Series 2009-D, Class A4,
2.98%, 8/15/14		5,380	5,448,410
Globaldrive BV, Series 2008-2, Class A,
4.00%, 10/20/16	EUR	9,226	13,319,392
GSAA Trust, Series 2004-11, Class 2A2,
0.55%, 12/25/34(a)	USD	2,357	1,694,129
GSAMP Trust, Series 2006-HE8, Class A2A,
0.30%, 1/25/37(a)		19	18,992
Harley-Davidson Motorcycle Trust, Series 2005-2, Class B,
4.27%, 2/15/13		8,640	8,675,383
Heller Financial, Series 1998-1, Class A,
0.87%, 7/15/24(a)(b)		1,311	655,456
Home Equity Asset Trust:
Series 2007-1, Class 2A1,
0.29%, 5/25/37(a)		2,739	2,575,268
Series 2007-2, Class 2A1,
0.34%, 7/25/37(a)		1,036	989,305
Honda Auto Receivables Owner Trust, Series 2009-3, Class A2,
1.50%, 8/15/11		260	261,280
IFC SBA Loan-Backed Adjustable Rate Certificate, Series 1997-1, Class A,
1.25%, 1/15/24(a)(b)		308	228,544
Indymac Residential Asset Backed Trust, Series 2007-A, Class 2A1,
0.36%, 4/25/47(a)		80	75,935
JPMorgan Mortgage Acquisition Corp., Series 2007-CH5, Class A2,
0.28%, 11/25/29(a)		6,547	5,987,432
Massachusetts RRB Special Purpose Trust, Series 1999-1, Class A5,
7.03%, 3/15/12		659	667,715
MASTR Asset Backed Securities Trust, Series 2005-FRE1, Class A4,
0.48%, 10/25/35(a)		439	418,091
Morgan Stanley ABS Capital I:
Series 2007-HE1, Class A2A,
0.28%, 11/25/36(a)		48	46,782
Series 2007-HE2, Class A2A,
0.27%, 1/25/37(a)		2,035	1,919,383
Series 2007-HE6, Class A1,
0.29%, 5/25/37(a)		4,527	3,585,550
Nissan Auto Receivables Owner Trust, Series 2009-A, Class A3,
3.20%, 2/15/13		8,030	8,248,292
NovaStar Home Equity Loan, Series 2007-2, Class A2A,
0.32%, 9/25/37(a)		2,050	1,937,222
PECO Energy Transition Trust, Series 2001-A, Class A1,
6.52%, 9/01/10		145	148,619
PMC Capital LP, Series 1998-1, Class A,
2.25%, 4/01/21(a)(b)		1,146	802,467
PSE&G Transition Funding LLC, Series 2001-1, Class A5,
6.45%, 3/15/13		1,461	1,521,017

DECEMBER 31, 2009	51

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
Residential Asset Mortgage Products Inc, Series 2007-RZ1, Class A1,
0.30%, 2/25/37(a)	USD	61	$58,959
Residential Asset Securities Corp., Series 2007-KS3, Class AI1,
0.34%, 4/25/37(a)		80	75,565
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC2, Class A2A,
0.27%, 1/25/37(a)		49	45,592
SLM Student Loan Trust:
Series 2007-3, Class A1,
0.27%, 10/27/14(a)		57	56,681
Series 2008-5, Class A2,
1.38%, 10/25/16(a)		16,860	17,118,128
Series 2008-5, Class A3,
1.58%, 1/25/18(a)		16,250	16,705,658
Series 2006-5, Class A3,
0.31%, 10/25/19(a)		285	283,856
Series 2005-8, Class A2,
0.37%, 7/25/22(a)		8,125	8,079,963
Soundview Home Equity Loan Trust:
Series 2003-1, Class M1,
1.08%, 8/25/31(a)		2,760	2,479,032
Series 2007-OPT3, Class 2A1,
0.29%, 8/25/37(a)		2,459	2,380,095
Structured Asset Receivables Trust, Series 2003-1A,
0.78%, 1/21/10(a)(b)		1,190	1,142,117
Structured Asset Securities Corp., Series 2007-WF1, Class A2,
0.32%, 2/25/37(a)		74	70,442
SWB Loan-Backed Certificates, Series 1998-1, Class AV,
1.00%, 9/15/24(a)(b)		1,837	926,596
Turquoise Card Backed Securities Plc, Series 2007-1, Class A,
0.27%, 6/15/12(a)		6,200	6,167,539
USAA Auto Owner Trust:
Series 2008-3, Class A2,
3.58%, 3/15/11		18	18,338
Series 2006-4, Class A3,
5.01%, 6/15/11		7	6,628
Wells Fargo Home Equity Trust, Series 2007-2, Class A1,
0.32%, 4/25/37(a)		3,772	3,627,304

Total Asset-Backed Securities — 22.4%			280,017,250

Corporate Bonds
Aerospace & Defense — 0.7%
BAE Systems Holdings, Inc.,
6.40%, 12/15/11(b)		2,260	2,400,226
Northrop Grumman Systems Corp.,
7.13%, 2/15/11		6,025	6,377,927

			8,778,153

Air Freight & Logistics — 0.4%
United Parcel Service, Inc.,
4.50%, 1/15/13		5,110	5,432,942

Beverages — 1.0%
Anheuser-Busch InBev Worldwide, Inc.:
3.00%, 10/15/12(b)		10,145	10,192,529
5.38%, 11/15/14(b)		190	201,164
Bottling Group LLC,
6.95%, 3/15/14		1,910	2,197,661

			12,591,354

Capital Markets — 1.8%
The Bank of New York Mellon Corp.,
0.35%, 3/23/12(a)		110	109,283
Credit Suisse USA, Inc.,
6.13%, 11/15/11		4,437	4,784,790
The Goldman Sachs Group, Inc.:
3.63%, 8/01/12		4,475	4,610,615
6.00%, 5/01/14		2,825	3,089,894
Morgan Stanley:
6.75%, 4/15/11		6,100	6,462,846
6.00%, 5/13/14		3,405	3,661,063

			22,718,491

Commercial Banks — 2.7%
Barclays Bank Plc,
5.45%, 9/12/12		4,445	4,806,979
Credit Suisse New York,
5.50%, 5/01/14		150	162,780
Deutsche Bank AG/London,
5.00%, 10/12/10		60	62,164
European Investment Bank,
3.13%, 6/04/14		3,850	3,894,652
Fifth Third Bank,
4.20%, 2/23/10		6,750	6,776,791
North Fork Bancorp., Inc.,
5.88%, 8/15/12		3,725	3,865,198
Suncorp-Metway Ltd.,
0.63%, 12/17/10(a)(b)		10,010	10,032,162
Svenska Handelsbanken AB:
2.88%, 9/14/12(b)		305	306,881
4.88%, 6/10/14(b)		4,050	4,243,784
Wachovia Corp.,
0.37%, 3/15/11(a)		50	49,868

			34,201,259

Computers & Peripherals — 0.1%
Hewlett-Packard Co.,
2.25%, 5/27/11		715	725,154

Consumer Finance — 0.3%
Capital One Financial Corp.,
5.70%, 9/15/11		3,800	3,991,410
SLM Corp.,
4.00%, 1/15/10		100	99,994

			4,091,404

Diversified Financial Services — 4.2%
BA Credit Card Trust,
4.15%, 4/19/10	EUR	4,400	6,341,009
Bank of America Corp.,
5.38%, 8/15/11(c)	USD	5,125	5,380,097
The Bear Stearns Cos. LLC,
6.95%, 8/10/12		5,770	6,446,682
BP Capital Markets Plc,
3.13%, 3/10/12		8,825	9,090,174
Citibank Credit Card Issuance Trust,
5.38%, 4/11/11	EUR	7,258	10,636,060
FCE Bank Plc,
7.88%, 2/15/11	GBP	1,900	3,053,526
JPMorgan Chase & Co.:
4.60%, 1/17/11(c)	USD	10,000	10,345,840
5.60%, 6/01/11		60	63,512
TIAA Global Markets, Inc.,
5.13%, 10/10/12(b)		1,015	1,093,729

			52,450,629

Diversified Telecommunication Services — 1.0%
France Telecom SA:
7.75%, 3/01/11		250	267,943
4.38%, 7/08/14		4,125	4,310,468
Koninklijke KPN NV,
8.00%, 10/01/10		1,455	1,527,750
Qwest Corp.,
8.88%, 3/15/12		1,735	1,865,125
Telefonica Emisiones SAU,
5.98%, 6/20/11		75	79,324
Telefonica Europe BV,
7.75%, 9/15/10		2,325	2,432,201
TELUS Corp.,
8.00%, 6/01/11		2,251	2,436,939

			12,919,750

Electric Utilities — 2.1%
Consumers Energy Co.,
4.00%, 5/15/10		60	60,650
The Detroit Edison Co.,
6.13%, 10/01/10		65	67,543
Duke Energy Ohio, Inc.,
5.70%, 9/15/12		3,175	3,443,373
EDP Finance BV,
5.38%, 11/02/12(b)		2,250	2,422,897
Florida Power Corp.,
6.65%, 7/15/11		9,965	10,681,384
FPL Group Capital, Inc.,
5.63%, 9/01/11		1,943	2,066,823
MidAmerican Energy Co.,
5.13%, 1/15/13		60	63,852
PSEG Power LLC,
7.75%, 4/15/11		2,215	2,370,156
Rochester Gas & Electric Corp.,
6.95%, 4/01/11		4,400	4,683,281
Virginia Electric and Power Co.,
4.50%, 12/15/10		170	174,835

			26,034,794

52	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Electronic Equipment & Instruments — 0.3%
Agilent Technologies, Inc.:
4.45%, 9/14/12	USD 2,655	$2,747,009
5.50%, 9/14/15	1,350	1,415,074

		4,162,083

Food & Staples Retailing — 0.6%
CVS Caremark Corp.:
0.56%, 6/01/10(a)	775	775,321
5.75%, 8/15/11	6,579	7,005,813

		7,781,134

Food Products — 0.5%
Kraft Foods, Inc.:
5.63%, 8/11/10	1,845	1,897,699
6.00%, 2/11/13	4,375	4,691,785

		6,589,484

Health Care Equipment & Supplies — 1.3%
CareFusion Corp.,
4.13%, 8/01/12(b)	14,820	15,278,234
Hospira, Inc.,
5.55%, 3/30/12	1,210	1,289,698

		16,567,932

Health Care Providers & Services — 0.7%
Roche Holding, Inc.,
4.50%, 3/01/12(b)	8,322	8,740,738

Insurance — 3.0%
The Allstate Corp.,
6.20%, 5/16/14	3,525	3,898,343
Berkshire Hathaway Finance Corp.,
4.00%, 4/15/12	9,635	10,097,191
Metropolitan Life Global Funding I:
2.16%, 6/10/11(a)(b)	7,275	7,420,413
2.88%, 9/17/12(b)	9,875	9,952,489
New York Life Global Funding:
2.25%, 12/14/12(b)	95	94,456
4.65%, 5/09/13(b)	1,181	1,240,486
Prudential Financial, Inc.,
3.63%, 9/17/12	4,040	4,099,763

		36,803,141

Machinery — 0.4%
Ingersoll-Rand Global Holding Co. Ltd.,
9.50%, 4/15/14	3,735	4,463,090

Media — 1.4%
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17(b)	682	695,640
9.25%, 12/15/17(b)	2,728	2,809,840
Cox Communications, Inc.,
7.75%, 11/01/10	5,465	5,721,117
Rainbow National Services LLC,
8.75%, 9/01/12(b)	2,555	2,602,906
Time Warner Cable, Inc.,
5.40%, 7/02/12	5,275	5,635,963

		17,465,466

Metals & Mining — 0.4%
Rio Tinto Finance USA Ltd.,
8.95%, 5/01/14	4,250	5,092,779

Multiline Retail — 0.6%
Dollar General Corp.,
10.63%, 7/15/15	6,635	7,348,263

Oil, Gas & Consumable Fuels — 4.3%
Cenovus Energy, Inc.,
4.50%, 9/15/14(b)	6,890	7,112,182
Conoco Funding Co.,
6.35%, 10/15/11	4,075	4,433,441
ConocoPhillips,
4.75%, 10/15/12	150	160,731
Consolidated Natural Gas Co.,
6.25%, 11/01/11	40	43,061
Enterprise Products Operating LLC:
4.95%, 6/01/10	4,330	4,388,983
7.50%, 2/01/11	2,520	2,670,116
4.60%, 8/01/12	1,325	1,399,309
6.13%, 2/01/13	4,295	4,594,602
6.38%, 2/01/13	2,350	2,542,885
Shell International Finance BV,
4.00%, 3/21/14	9,035	9,428,302
Southeast Supply Header LLC,
4.85%, 8/15/14(b)	3,955	4,038,257
StatoilHydro ASA,
3.88%, 4/15/14	5,840	6,068,858
XTO Energy, Inc.:
5.00%, 8/01/10	3,915	4,010,264
7.50%, 4/15/12	2,250	2,508,822

		53,399,813

Paper & Forest Products — 0.3%
Georgia-Pacific LLC,
8.13%, 5/15/11	3,220	3,381,000

Pharmaceuticals — 1.4%
Covidien International Finance SA,
5.45%, 10/15/12	4,640	5,020,805
GlaxoSmithKline Capital, Inc.,
4.85%, 5/15/13	2,155	2,313,283
Novartis Capital Corp.,
4.13%, 2/10/14	5,000	5,255,885
Pfizer, Inc.,
4.45%, 3/15/12	4,460	4,717,114

		17,307,087

Real Estate Investment Trusts (REITs) — 0.1%
AvalonBay Communities, Inc.,
6.13%, 11/01/12	1,320	1,400,661

Road & Rail — 1.3%
Burlington Northern Santa Fe Corp.:
6.75%, 7/15/11	2,425	2,611,541
7.00%, 2/01/14	1,560	1,770,436
CSX Corp.:
6.75%, 3/15/11	8,435	8,958,611
6.30%, 3/15/12	3,045	3,294,486

		16,635,074

Semiconductors & Semiconductor Equipment — 0.6%
National Semiconductor Corp.,
6.15%, 6/15/12	6,870	7,195,961

Thrifts & Mortgage Finance — 0.3%
Sovereign Bancorp, Inc.,
0.48%, 3/23/10(a)	3,835	3,833,547

Tobacco — 0.4%
Altria Group, Inc.,
7.75%, 2/06/14	3,810	4,321,664

Wireless Telecommunication Services — 3.2%
Cellco Partnership/Verizon Wireless Capital LLC:
3.75%, 5/20/11	18,025	18,586,767
5.25%, 2/01/12	10,335	10,961,559
New Cingular Wireless Services, Inc.,
7.88%, 3/01/11	5,000	5,371,980
Vodafone Group Plc,
0.54%, 2/27/12(a)	4,630	4,613,087

		39,533,393

Total Corporate Bonds — 35.4%		441,966,240

Foreign Agency Obligations
Achmea Hypotheekbank NV,
3.20%, 11/03/14(b)	3,425	3,418,369
Australia & New Zealand Banking Group Ltd.,
0.53%, 6/18/12(a)(b)	6,535	6,484,831
CDP Financial, Inc.,
3.00%, 11/25/14(b)	3,305	3,225,052
Dexia Credit Local,
2.38%, 9/23/11(b)	7,690	7,847,891
Eksportfinans ASA,
5.00%, 2/14/12	4,725	5,036,245

DECEMBER 31, 2009	53

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Foreign Agency Obligations
Export Development Canada,
2.38%, 3/19/12	USD	5,625	$5,722,971
FIH Erhvervsbank A/S:
2.45%, 8/17/12(b)		1,965	1,977,140
1.75%, 12/06/12(b)		7,970	7,853,216
Landwirtschaftliche Rentenbank,
4.13%, 7/15/13		5,465	5,761,886
LeasePlan Corp. NV,
3.00%, 5/07/12(b)		5,050	5,170,791
Lloyds TSB Bank Plc,
2.80%, 4/02/12(b)		8,870	9,048,926
Macquarie Bank Ltd.,
4.10%, 12/17/13(b)		14,290	15,016,061
The Royal Bank of Scotland Plc,
2.63%, 5/11/12(b)		3,850	3,905,120
Société Financement de l’Economie Francaise:
2.38%, 3/26/12(b)		5,135	5,210,303
2.38%, 3/26/12		10,075	10,216,675

Total Foreign Agency Obligations — 7.7%			95,895,477

Foreign Government Obligations
Canada — 1.1%
Province of Ontario Canada:
0.72%, 5/22/12(a)		6,150	6,210,947
4.10%, 6/16/14		6,610	6,898,295

Total Foreign Government Obligations — 1.1%			13,109,242

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 10.9%
American Home Mortgage Assets, Series 2005-1, Class 3A11,
0.50%, 11/25/35(a)		3,000	1,596,153
Arran Residential Mortgages Funding Plc: Series 2007-3A, Class A1B,
0.28%, 9/16/36(a)(b)		2,442	2,433,110
Series 2006-2A, Class A1B,
0.26%, 9/20/36(a)(b)		698	695,919
Banc of America Funding Corp., Series 2006-7, Class 1A1,
0.68%, 9/25/36(a)		7,278	4,894,877
Banc of America Mortgage Securities, Inc., Series 2003-J, Class 2A1,
3.62%, 11/25/33(a)		1,572	1,311,056
Bear Stearns Adjustable Rate Mortgage Trust:
Series 2004-5, Class 2A,
4.57%, 7/25/34(a)		79	69,135
Series 2004-7, Class 4A,
3.87%, 10/25/34(a)		2,565	1,925,673
Bear Stearns Alt-A Trust:
Series 2004-13, Class A1,
0.97%, 11/25/34(a)		2,868	2,002,402
Series 2004-12, Class 1A1,
0.58%, 1/25/35(a)		2,296	1,501,111
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR5, Class 1A5A,
5.75%, 7/25/36(a)		10,806	7,692,032
Countrywide Alternative Loan Trust, Series 2005-20CB, Class 2A3,
5.50%, 7/25/35		5,395	4,994,074
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 1A1,
0.77%, 2/25/35(a)		1,315	865,108
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR2, Class 3A1,
2.36%, 2/25/33(a)		6,507	6,139,793
First Horizon Asset Securities, Inc., Series 2004-AR7, Class 1A1,
3.68%, 2/25/35(a)		765	709,886
Gracechurch Mortgage Financing Plc, Series 2007-1A, Class 2A1, 0.31%,
11/20/56(a)(b)		1,077	1,067,893
GS Mortgage Securities Corp. II, Series 2000-1A, Class A,
0.58%, 3/20/23(a)(b)		340	265,105
GSR Mortgage Loan Trust:
Series 2004-9, Class 3A1,
3.69%, 8/25/34(a)		4,743	4,175,693
Series 2005-AR6, Class 1A1,
3.26%, 9/25/35(a)		7,334	6,386,186
Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A,
0.44%, 11/19/36(a)		250	146,991
JPMorgan Mortgage Trust:
Series 2004-A1, Class 2A1,
4.37%, 2/25/34(a)		170	164,252
Series 2007-A1, Class 2A1,
3.63%, 7/25/35(a)		7,867	6,628,926
Lanark Master Issuer Plc, Series 2007-1X, Class 2A1,
0.37%, 12/22/54(a)		2,229	2,219,605
MortgageIT Trust, Series 2004-1, Class A1,
0.62%, 11/25/34(a)		5,325	3,675,388
Pendeford Master Issuer Plc, Series 2007-1A, Class 3A,
0.37%, 2/12/16(a)(b)		4,210	4,195,038
Permanent Master Issuer Plc, Series 2007-1, Class 2A1,
0.33%, 1/15/16(a)		11,920	11,914,481
Residential Asset Securitization Trust, Series 2005-A5, Class A12,
0.53%, 5/25/35(a)		3,808	2,505,224
Station Place Securitization Trust, Series 2009-1, Class A,
1.74%, 12/29/10(a)(b)		6,530	6,497,350
Structured Adjustable Rate Mortgage Loan Trust:
Series 2004-3AC, Class A2,
3.26%, 3/25/34(a)		6,179	5,571,846
Series 2004-13, Class A2,
0.53%, 9/25/34(a)		1,401	1,046,668
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3,
5.69%, 4/25/37(a)		178	119,444
Thornburg Mortgage Securities Trust:
Series 2006-5, Class A1,
0.35%, 8/25/11(a)		10,010	9,816,105
Series 2006-6, Class A1,
0.34%, 11/25/11(a)		12,106	11,641,151
Series 2006-4, Class A2B,
0.35%, 7/25/36(a)		4,823	4,680,545
Series 2006-4, Class A1,
0.36%, 7/25/36(a)		4,619	4,462,422
Series 2007-1, Class A3A,
0.33%, 3/25/37(a)		3,807	3,692,838
WaMu Mortgage Pass-Through Certificates:
Series 2005-AR4, Class A3,
4.59%, 4/25/35(a)		279	278,505
Series 2005-AR5, Class A6,
4.67%, 5/25/35(a)		275	195,420
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-AR1, Class 1A1,
3.54%, 11/25/30(a)		337	278,395
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR8, Class 2A1,
5.24%, 4/25/36(a)		9,696	7,841,788

			136,297,588

Commercial Mortgage-Backed Securities — 12.5%
Banc of America Commercial Mortgage, Inc.:
Series 2001-PB1, Class A2,
5.79%, 8/11/11		221	228,610

54	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
Series 2003-1, Class A1,
3.88%, 9/11/36	USD	81	$81,672
Bear Stearns Commercial Mortgage Securities:
Series 2001-TOP2, Class A2,
6.48%, 2/15/35		480	496,787
Series 2002-TOP6, Class A2,
6.46%, 10/15/36		245	257,217
Series 2007-PW15, Class AAB,
5.32%, 2/11/44(d)		14,150	13,758,308
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class AAB,
5.39%, 1/15/46(a)		3,200	3,237,771
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class. E,
7.27%, 6/10/10(a)		513	514,184
Commercial Mortgage Pass-Through Certificates:
Series 2000-C1, Class A2,
7.42%, 4/15/10(a)		3,237	3,256,272
Series 2003-LB1A, Class A1,
3.25%, 6/10/38		3,916	3,909,492
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK1, Class A3,
6.38%, 12/18/10		3,826	3,925,196
Series 2001-CF2, Class A4,
6.51%, 1/15/11		2,636	2,717,781
Series 2001-CK6, Class A3,
6.39%, 8/15/36		8,115	8,512,585
DLJ Commercial Mortgage Corp., Series 2000-CKP1, Class A1B,
7.18%, 11/10/33		6,072	6,185,408
FHLMC Multi-family Structured Pass-Through Certificates:
Series K003, Class A1,
2.23%, 7/25/13		224	224,908
Series K003, Class A2,
3.61%, 6/25/14		210	214,726
First Union National Bank-Bank of America Commercial Mortgage Trust, Series 2001-C1, Class A2,
6.14%, 3/15/33		219	223,777
GE Capital Commercial Mortgage Corp.:
Series 2002-2A, Class A3,
5.35%, 8/11/36		410	425,673
Series 2002-3A, Class A2,
5.00%, 12/10/37		2,475	2,527,514
GMAC Commercial Mortgage Securities, Inc., Series 2000-C2, Class B,
7.59%, 8/16/33(a)		2,875	2,909,135
GS Mortgage Securities Corp. II, Series 2004-C1, Class A2,
4.32%, 10/10/28		2,615	2,631,139
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-FL1A, Class A2,
0.41%, 4/16/19(a)(b)		1	640
Series 2001-CIB3, Class A3,
6.47%, 11/15/35		280	294,197
Series 2005-LDP5, Class A4,
5.18%, 12/15/44(a)(d)		19,525	19,329,195
LB-UBS Commercial Mortgage Trust:
Series 2001-WM, Class A1,
6.16%, 7/14/11(b)		130	134,067
Series 2000-C3, Class A2,
7.95%, 5/15/25(a)		1,739	1,741,514
Series 2002-C1, Class A3,
6.23%, 3/15/26		1,041	1,044,057
Series 2001-C3, Class A2,
6.37%, 12/15/28		160	167,083
Series 2004-C4, Class A2,
4.57%, 6/15/29(a)		130	130,616
Series 2006-C6, Class A1,
5.23%, 9/15/39		237	240,702
Morgan Stanley Capital I:
Series 2006-IQ11, Class A2,
5.69%, 10/15/42(a)(d)		25,000	25,485,820
Series 2007-HQ13, Class A1,
5.36%, 12/15/44		357	366,276
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1, Class A4,
6.66%, 2/15/33		4,481	4,613,274
PNC Mortgage Acceptance Corp.:
Series 2000-C2, Class A2,
7.30%, 9/12/10(e)		16,529	16,875,484
Series 2001-C1, Class A2,
6.36%, 3/12/11(e)		2,954	3,053,165
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A1,
5.67%, 8/15/39(a)		6,950	7,190,980
Wachovia Bank Commercial Mortgage Trust:
Series 2003-C3, Class A1,
4.04%, 2/15/34		3,333	3,371,576
Series 2002-C1, Class A4,
6.29%, 4/15/34(d)		14,500	15,277,506

			155,554,307

Interest Only Commercial Mortgage-Backed Securities — 0.1%
Capco America Securitization Corp., Series 1998-D7, Class PS1,
2.26%, 10/15/30(a)(b)		3,112	184
GS Mortgage Securities Corp. II, Series 2003-C1, Class X2,
0.83%, 1/10/40(a)(b)		133,564	183,596
LB-UBS Commercial Mortgage Trust:
Series 2003-C3, Class XCP,
1.04%, 2/15/37(a)(b)		22,096	85,053
Series 2003-C5, Class XCP,
0.56%, 4/15/37(a)(b)		67,809	227,398
Mortgage Capital Funding, Inc., Series 1998-MC1, Class X,
1.38%, 3/18/30(a)		328	33
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X,
2.01%, 5/25/36(a)(b)		37,444	1,014,874

			1,511,138

Total Non-Agency Mortgage-Backed Securities — 23.5%			293,363,033

Project Loans — 0.0%
Federal Housing Authority, Merrill Lynch Project, Pool 42,
7.43%, 9/25/22		4	4,374

Taxable Municipal Bonds
The Board of Trustees of The Leland Stanford Junior University,
3.63%, 5/01/14		1,725	1,774,680
New York State Urban Development Corp. RB, Series D,
2.48%, 12/15/13		11,765	11,655,821
State of California Various Purposes GO,
5.65%, 4/01/39		7,575	7,833,231

Total Taxable Municipal Bonds — 1.7%			21,263,732

U.S. Government Sponsored Agency Securities
Agency Obligations — 2.8%
Fannie Mae:
6.25%, 2/01/11(f)(g)		3,164	3,324,004
2.00%, 2/11/11(g)		7,395	7,408,207
5.25%, 8/01/12(g)		15,855	16,919,346
Federal Home Loan Bank:
5.38%, 6/13/14(g)		3,500	3,886,092
5.25%, 9/12/14(g)		3,500	3,864,781

			35,402,430

DECEMBER 31, 2009	55

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)			Value
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 2.6%
Fannie Mae:
Series 2006-M2, Class A1A,
4.86%, 8/25/16(a)	USD	5,225		$5,502,881
Series 2003-52, Class LC,
4.50%, 10/25/16		5,168		5,323,532
Series 1997-20, Class FB,
1.63%, 3/25/27(a)		1,139		1,150,794
Series 2005-57, Class PA,
5.50%, 5/25/27		79		79,610
Series 2006-53, Class WA,
6.00%, 5/25/28		2,675		2,745,006
Series 2002-T6, Class A1,
3.31%, 2/25/32		1,086		988,159
Freddie Mac:
Series 3215, Class EP,
5.38%, 9/15/11		155		160,290
Series 2577, Class UC,
5.00%, 2/15/18		890		944,052
Series 2724, Class PD,
5.00%, 4/15/21		8,910		9,337,628
Series 1165, Class LD,
7.00%, 11/15/21		834		909,340
Series 2893, Class PA,
4.00%, 4/15/25		20		20,271
Series 3186, Class NA,
6.00%, 7/15/27		135		138,189
Series 3178, Class PA,
5.50%, 10/15/27		72		74,215
Series 3033, Class JA,
5.50%, 3/15/29		63		63,711
Series 2901, Class KA,
5.00%, 9/15/32		4,298		4,484,194

				31,921,872

Federal Deposit Insurance Corporation Guaranteed — 3.6%
Citigroup Funding, Inc.:
1.38%, 5/05/11		8,805		8,861,308
2.25%, 12/10/12		4,635		4,671,385
General Electric Capital Corp.:
1.80%, 3/11/11		10,910		11,033,065
2.63%, 12/28/12		6,150		6,263,240
JPMorgan Chase & Co.,
2.20%, 6/15/12		5,595		5,672,753
Morgan Stanley,
2.25%, 3/13/12		8,470		8,603,614

				45,105,365

Mortgage-Backed Securities — 7.4%
Fannie Mae Mortgage-Backed Securities:
4.54%, 4/01/14		5,553		5,784,352
7.00%, 3/01/15-11/01/17		1,516		1,645,072
7.50%, 4/01/15-8/01/16		927		1,010,298
6.00%, 2/01/17		68		73,388
5.50%, 12/01/18-10/01/21(g)		17,860		19,005,133
5.00%, 4/01/21-12/01/21		804		847,332
6.50%, 4/01/21		2,977		3,217,361
2.58%, 12/01/21(a)		77		78,844
5.50%, 1/01/25(h)		16,000		16,925,000
6.89%, 12/01/31(a)		299		307,636
1.84%, 7/01/33(a)		260		265,294
3.45%, 7/01/34(a)		112		115,343
4.69%, 8/01/35(a)		361		375,029
5.08%, 8/01/35(a)		6,201		6,477,904
4.50%, 1/01/40(h)		23,900		23,855,188
Freddie Mac Mortgage-Backed Securities:
4.50%, 4/01/10		1,042		1,049,472
7.00%, 11/01/15-12/01/16		527		569,777
2.93%, 1/01/16(a)		36		35,719
6.50%, 6/01/16-1/01/19		2,607		2,813,084
5.50%, 10/01/17		43		46,013
2.51%, 3/01/20(a)		240		241,000
3.51%, 8/01/32(a)		372		384,343
4.38%, 6/01/33(a)		67		69,876
3.72%, 7/01/34(a)		321		332,554
5.87%, 5/01/37(a)		6,201		6,611,832
Ginnie Mae Mortgage-Backed Securities,
6.00%, 2/15/11		6		6,488

				92,143,332

Total U.S. Government Sponsored Agency Securities — 16.4%				204,572,999

U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Notes,
4.25%, 1/15/10(f)(g)		10,250		13,186,174
U.S. Treasury Notes:
2.00%, 9/30/10(f)(g)		89,394		90,455,554
0.75%, 11/30/11		5,025		4,992,222
1.13%, 12/15/12		3,500		3,443,930
2.13%, 11/30/14(g)		1,355		1,322,927
3.63%, 8/15/19(f)(g)		28,770		28,284,506

Total U.S. Treasury Obligations — 11.3%				141,685,313

Total Long-Term Investments (Cost — $1,499,199,885) — 119.5%				1,491,877,660

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11%(e)(i) (Cost — $15,876,111) — 1.3%		15,876,111		15,876,111

	Contracts
Options Purchased
Exchange-Traded Put Options Purchased
3-month Euro$ Futures, Strike Price USD 98.75, Expires 9/13/10		609		441,525

Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 0.800% and pay a floating rate based on 3-month LIBOR, Expires 3/08/10, Broker, JPMorgan Chase Bank, N.A.		8,160	(j)	75,046

Total Options Purchased (Cost — $765,745) — 0.0%				516,571

Total Investments Before Outstanding Options Written (Cost — $1,515,841,741*) — 120.8%				1,508,270,342

Options Written
Exchange-Traded Put Options Written
3-month Euro$ Futures, Strike Price USD 98.25, Expires 9/13/10		609		(251,212)

Over-the-Counter Call Swaptions Written
Pay a fixed rate of 4.340% and receive a floating rate based on 3-month LIBOR, Expires 8/03/10, Broker, Credit Suisse International		4,210	(j)	(1,513,798)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 2.250% and pay a floating rate based on 3-month LIBOR, Expires 1/19/10, Broker, Credit Suisse International		7,200	(j)	(2,280)

56	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Contracts		Value
Options Written
Over-the-Counter Put Swaptions Written (concluded)
Receive a fixed rate of 2.750% and pay a floating rate based on 3-month LIBOR, Expires 3/09/10, Broker, Deutsche Bank AG	5,310	(j)	$(21,552)
Receive a fixed rate of 2.750% and pay a floating rate based on 3-month LIBOR, Expires 5/24/10, Broker, Barclays Bank, Plc	3,380	(j)	(73,429)
Receive a fixed rate of 4.340% and pay a floating rate based on 3-month LIBOR, Expires 8/03/10, Broker, Credit Suisse International	4,210	(j)	(1,360,706)

			(1,457,967)

Total Options Written (Premiums Received — $ 5,638,676) — (0.3)%			(3,222,977)

Total Investments Net of Outstanding Options Written — 120.5%			1,505,047,365
Liabilities in Excess of Other Assets — (20.5)%			(256,453,042)

Net Assets — 100.0%			$1,248,594,323

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,515,890,008

Gross unrealized appreciation.	$26,095,692
Gross unrealized depreciation.	(33,715,358)

Net unrealized depreciation	$(7,619,666)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(d)	Security held as collateral in connection with the Term Asset-Backed Securities Loan Facility (“TALF”) program.

(e)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sales Cost	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	$13,654,193	*	$—	$—	$6,039
PNC Mortgage Acceptance Corp. Series 2000-C2	$200,585		$1,535,667	$12,735	$319,019
PNC Mortgage Acceptance Corp. Series 2001-C1	$—		$98,475	$2,097	$38,918

*	Represents net purchase cost.

(f)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(g)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(h)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Depreciation
Citibank, N.A.	$23,855,188	$(78,422)
Goldman Sachs Bank USA	$16,925,000	$(148,000)

(i)	Represents the current yield as of report date.

(j)	One contract represents a notional amount of $10,000.

•	Reverse repurchase agreements outstanding as of December 31, 2009 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Bank of America, N.A.	0.18%	9/03/09	Open	$51,280,494	$51,250,000
Barclays Bank, Plc	0.12%	11/05/09	Open	$19,381,816	19,378,199
Barclays Bank, Plc	0.14%	11/09/09	Open	$14,064,694	14,061,850
Barclays Bank, Plc	0.16%	11/09/09	Open	$16,084,849	16,081,133
Bank of America, N.A.	0.09%	11/17/09	Open	$13,166,948	13,165,500
Bank of America, N.A.	0.10%	11/17/09	Open	$7,432,883	7,431,975
Bank of America, N.A.	0.10%	11/17/09	Open	$3,504,803	3,504,375
Credit Suisse International	0.08%	12/09/09	Open	$1,356,760	1,356,694
Barclays Bank, Plc	0.19%	12/10/09	1/13/10	$18,381,298	18,378,000
JPMorgan Chase Bank, N.A.	0.17%	12/16/09	Open	$8,130,576	8,130,000
Credit Suisse International	0.15%	12/11/09	Open	$3,900,325	3,900,000
Credit Suisse International	0.15%	12/11/09	Open	$3,247,394	3,247,123

Total					$159,884,849

•	The following is a summary of outstanding TALF as of December 31, 2009:

Number of Loans	Aggregate Amount of Loans	Range of Maturity Dates	Range of Interest Rates	Value of Eligible Securities
4	$60,352,162	8/28/14-11/25/14	2.86%-3.87%	$73,850,829

•	Foreign currency exchange contracts as of December 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	5,776,195	EUR	3,932,000	Citibank, N.A.	1/20/10	$139,593
USD	5,289,750	EUR	3,496,000	Citibank, N.A.	1/20/10	278,162
USD	6,757,091	EUR	4,517,500	Citibank, N.A.	1/20/10	281,162
USD	14,587,026	EUR	9,813,000	Citibank, N.A.	1/20/10	519,888
USD	3,352,578	GBP	1,999,500	Citibank, N.A.	1/27/10	123,511

Total						$1,342,316

DECEMBER 31, 2009	57

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

•	Financial futures contracts purchased as of December 31, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Depreciation
1,255	U.S. Treasury Notes (2 Year)	Chicago	March 2010	$271,413,359	$(913,934)
81	U.S. Treasury Notes (5 Year)	Chicago	March 2010	$9,265,008	(19,925)
75	Euro-Bobl	Eurex	March 2010	$12,435,311	(90,123)

Total					$(1,023,982)

•	Financial futures contracts sold as of December 31, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation
469	U.S. Treasury Notes (10 Year)	Chicago	March 2010	$54,147,516	$934,918

•	Interest rate swaps outstanding as of December 31, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Depreciation
3.95%(a)	3-month Australian Bank Bill Rate	Citibank, N.A.	May 2011	AUD 19,465	$(187,590)
4.02%(a)	3-month Australian Bank Bill Rate	Citibank, N.A.	May 2011	AUD 58,350	(526,904)

Total					$(714,494)

(a)	Portfolio pays floating interest rate and receives fixed rate.

•	Credit default swaps on single-name issues - buy protection outstanding as of December 31, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Depreciation
HJ Heinz Co.	1.00%	Credit Suisse International	December 2014	USD 6,000	$(50,895)
Hershey Foods Co.	1.00%	Goldman Sachs Bank USA	December 2014	USD 6,100	(39,459)

Total					$(90,354)

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Asset-Backed Securities	—	$277,188,666	$2,828,584	$280,017,250
Corporate Bonds.	—	441,966,240	—	441,966,240
Foreign Agency Obligations	—	95,895,477	—	95,895,477
Foreign Government Obligations	—	13,109,242	—	13,109,242
Non-Agency Mortgage-Backed Securities	—	269,688,271	23,674,762	293,363,033
Project Loans	—	—	4,374	4,374
Taxable Municipal Bonds	—	21,263,732	—	21,263,732
U.S. Government Sponsored Agency Securities.	—	204,572,999	—	204,572,999
U.S. Treasury Obligations	—	141,685,313	—	141,685,313
Short-Term Securities	$15,876,111	—	—	15,876,111
Other Financial Instruments[1] :
Assets	1,376,443	1,417,362	—	2,793,805
Liabilities	(1,275,194)	(3,776,613)	(60,352,162)	(65,403,969)

Total	$15,977,360	$1,463,010,689	$(33,844,442)	$1,445,143,607

[1]

Other financial instruments are options purchased, options written, foreign currency exchange contracts, financial futures contracts, swaps and TALF loans. Foreign currency exchange contracts, financial futures contracts and swaps are shown at the unrealized appreciation/depreciation on the instrument and options purchased, options written and TALF loans are shown at market value.

58	DECEMBER 31, 2009

Schedule of Investments (concluded)	BlackRock Low Duration Bond Portfolio

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset- Backed Securities	Non-Agency Mortgage-Backed Securities	Project Loans	Other Financial Instruments[2]	Total
Balance, as of September 30, 2009	$4,028,703	$8,493,628	$4,460	$(27,668,086)	$(15,141,295)
Accrued discounts/ premiums	361	6,913	(7)	—	7,267
Realized gain/loss	121	37,385	3	—	37,509
Change in unrealized appreciation/ depreciation[3] .	199,512	117,726	5	124,053	441,296
Net purchases/ sales	(1,400,113)	15,019,110	(87)	(33,522,622)	(19,903,712)
Transfers in/out of Level 3	—	—	—	714,493	714,493

Balance, as of December 31, 2009	$2,828,584	$23,674,762	$4,374	$(60,352,162)	$(33,844,442)

[2]	Other financial instruments are swaps and TALF loans.

[3]	The change in unrealized appreciation/depreciation on securities still held at December 31, 2009 was $317,243.

DECEMBER 31, 2009	59

Schedule of Investments December 31, 2009 (Unaudited)	BlackRock Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
American Express Issuance Trust, Series 2008-2, Class A,
4.02%, 2/15/10	USD	5,210	$5,232,251
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A1,
0.53%, 11/25/34(a)		1,586	1,169,509
Bank of America Auto Trust, Series 2009-2A, Class A2,
1.16%, 2/15/12(b)		3,510	3,518,530
Carrington Mortgage Loan Trust, Series 2006-NC4, Class A1,
0.28%, 10/25/36(a)		556	542,973
Chase Issuance Trust, Series 2009-A7, Class A7,
0.68%, 9/17/12(a)		5,075	5,081,059
Conseco Financial Corp., Series 1996-7, Class A6,
7.65%, 10/15/27(a)		1,126	1,120,866
Countrywide Asset-Backed Certificates:
Series 2004-14, Class A4,
0.51%, 6/25/35(a)		244	227,038
Series 2006-18, Class 2A1,
0.28%, 3/25/37(a)		271	269,355
Daimler Chrysler Auto Trust, Series 2006-D, Class A4,
4.94%, 2/08/12		5,450	5,540,135
Ford Credit Auto Owner Trust, Series 2009-A, Class A3B,
2.73%, 1/15/12(a)		9,675	9,919,409
Globaldrive BV, Series 2008-2, Class A,
4.00%, 10/20/16	EUR	1,183	1,708,578
Home Equity Asset Trust, Series 2007-2, Class 2A1,
0.34%, 7/25/37(a)	USD	795	759,480
Lehman XS Trust, Series 2005-5N, Class 3A2,
0.59%, 11/25/35(a)		1,923	659,319
Nissan Auto Receivables Owner Trust, Series 2009-A, Class A2,
2.94%, 7/15/11		2,895	2,921,254
SLM Student Loan Trust:
Series 2008-5, Class A2,
1.38%, 10/25/16(a)		6,580	6,680,740
Series 2008-5, Class A3,
1.58%, 1/25/18(a)		1,660	1,706,547
Series 2005-4, Class A2,
0.36%, 4/26/21(a)		1,335	1,324,052
Series 2008-5, Class A4,
1.98%, 7/25/23(a)		4,480	4,681,997
Structured Asset Receivables Trust Certificates, Series 2003-2A,
0.68%, 1/21/11(a)(b)		1	1,265
Structured Asset Securities Corp., Series 2007-BC1, Class A2,
0.28%, 2/25/37(a)		1,635	1,538,485
USAA Auto Owner Trust, Series 2006-4, Class A4,
4.98%, 10/15/12		4,825	4,945,804

Total Asset-Backed Securities — 11.7%			59,548,646

Corporate Bonds
Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc.,
5.20%, 8/15/15(b)		710	731,434

Beverages — 1.0%
Anheuser-Busch InBev Worldwide, Inc.,
3.00%, 10/15/12(b)		5,300	5,324,831

Capital Markets — 2.1%
The Goldman Sachs Group, Inc.,
5.25%, 10/15/13		1,475	1,566,469
Lehman Brothers Holdings, Inc.,
6.75%, 12/28/17(c)(d)		2,275	683
Morgan Stanley:
5.05%, 1/21/11		270	280,040
6.75%, 4/15/11		625	662,177
0.53%, 1/09/12(a)(e)		4,765	4,711,051
4.20%, 11/20/14		2,250	2,251,570
6.25%, 8/28/17		340	354,818
5.63%, 9/23/19		925	931,762

			10,758,570

Commercial Banks — 0.8%
JPMorgan Chase Bank, N.A.:
6.00%, 7/05/17		1,535	1,626,653
6.00%, 10/01/17		2,335	2,500,024

			4,126,677

Diversified Financial Services — 2.3%
Bank of America Corp.:
6.00%, 9/01/17		670	695,409
5.75%, 12/01/17		1,085	1,111,060
The Bear Stearns Cos. LLC,
4.55%, 6/23/10		750	762,544
BP Capital Markets Plc,
3.13%, 3/10/12		2,155	2,219,753
General Electric Capital Corp.,
5.00%, 12/01/10(e)		5,720	5,948,834
Pemex Finance Ltd.,
9.03%, 2/15/11		876	902,538

			11,640,138

Diversified Telecommunication Services — 2.4%
AT&T, Inc.:
5.50%, 2/01/18		975	1,017,331
6.50%, 9/01/37		2,700	2,798,550
BellSouth Telecommunications, Inc.,
2.04%, 12/15/35(f)		900	531,391
GTE Corp.,
6.94%, 4/15/28		150	153,884
Telecom Italia Capital SA:
5.25%, 10/01/15		1,000	1,045,547
6.00%, 9/30/34		75	70,926
Telefonica Emisiones SAU:
4.95%, 1/15/15		900	962,046
6.42%, 6/20/16		600	665,959
Telefonica Europe BV,
7.75%, 9/15/10		475	496,901
Verizon Communications, Inc.,
8.75%, 11/01/18(e)		3,300	4,121,763
Verizon New England, Inc.,
7.88%, 11/15/29		200	218,801

			12,083,099

Electric Utilities — 1.2%
Florida Power & Light Co.:
4.95%, 6/01/35		600	548,129
5.95%, 2/01/38		1,000	1,050,503
Florida Power Corp.:
6.65%, 7/15/11		960	1,029,014
5.90%, 3/01/33		175	177,528
6.40%, 6/15/38		575	627,781
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		1,125	1,126,261
6.50%, 9/15/37		875	940,958
PacifiCorp,
6.25%, 10/15/37		700	755,242

			6,255,416

Food Products — 0.5%
Kraft Foods, Inc.:
6.50%, 8/11/17		800	868,045
6.13%, 2/01/18		1,720	1,808,652

			2,676,697

Insurance — 1.2%
MetLife, Inc.,
6.38%, 6/15/34		350	374,022

60	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Insurance (concluded)
Metropolitan Life Global Funding I,
5.13%, 4/10/13(b)	USD2,750	$2,913,323
Prudential Financial, Inc.,
4.75%, 9/17/15	1,825	1,850,577
Teachers Insurance & Annuity Association of America,
6.85%, 12/16/39(b)	745	770,135

		5,908,057

Media — 1.9%
Comcast Cable Communications Holdings, Inc.,
8.38%, 3/15/13	1,195	1,377,473
Comcast Corp.:
7.05%, 3/15/33	315	343,928
6.95%, 8/15/37	695	757,476
Cox Communications, Inc.,
8.38%, 3/01/39(b)	1,125	1,400,826
Historic TW, Inc.,
9.15%, 2/01/23	535	645,656
News America, Inc.:
7.13%, 4/08/28	300	301,432
7.63%, 11/30/28	1,150	1,229,075
TCI Communications, Inc.:
7.88%, 2/15/26	790	885,545
7.13%, 2/15/28	620	644,030
Time Warner Cable, Inc.,
6.20%, 7/01/13	1,380	1,515,869
Time Warner Cos., Inc.,
7.57%, 2/01/24	750	814,450

		9,915,760

Oil, Gas & Consumable Fuels — 1.8%
Cenovus Energy, Inc.,
6.75%, 11/15/39(b)	1,205	1,313,515
ConocoPhillips,
4.60%, 1/15/15	2,845	3,021,362
Enterprise Products Operating LLC,
6.13%, 10/15/39	675	652,099
Shell International Finance BV,
4.00%, 3/21/14	2,475	2,582,739
XTO Energy, Inc.,
6.75%, 8/01/37	1,150	1,354,576

		8,924,291

Paper & Forest Products — 0.2%
International Paper Co.,
7.30%, 11/15/39	925	981,297

Pharmaceuticals — 1.1%
Eli Lilly & Co.,
3.55%, 3/06/12	1,030	1,071,907
GlaxoSmithKline Capital, Inc.,
4.85%, 5/15/13	1,575	1,690,682
Roche Holdings, Inc.:
2.26%, 2/25/11(a)(b)	500	510,542
5.00%, 3/01/14(b)	2,225	2,380,387

		5,653,518

Software — 0.5%
Oracle Corp.,
4.95%, 4/15/13	2,220	2,382,196

Tobacco — 0.2%
Philip Morris International, Inc.,
6.88%, 3/17/14	900	1,019,806

Wireless Telecommunication Services — 1.6%
Cellco Partnership/Verizon Wireless Capital LLC,
3.75%, 5/20/11	4,980	5,135,207
Vodafone Group Plc:
5.00%, 12/16/13	90	95,296
4.15%, 6/10/14	2,850	2,932,034

		8,162,537

Total Corporate Bonds — 18.9%		96,544,324

Foreign Agency Obligations
Achmea Hypotheekbank NV,
3.20%, 11/03/14(b)	1,975	1,971,177
CDP Financial, Inc.,
3.00%, 11/25/14(b)	2,915	2,844,486
Eksportfinans ASA:
3.00%, 11/17/14	2,225	2,190,946
5.50%, 5/25/16	1,625	1,750,757
Japan Finance Corp.,
2.00%, 6/24/11	1,425	1,442,184
Kreditanstalt fuer Wiederaufbau,
2.75%, 10/21/14	2,980	2,946,511
Landwirtschaftliche Rentenbank:
5.25%, 7/02/12	630	680,667
4.38%, 1/15/13	405	427,309
4.13%, 7/15/13	185	195,050
4.00%, 2/02/15	365	379,005
Petrobras International Finance Co.:
5.88%, 3/01/18	115	115,967
5.75%, 1/20/20	2,610	2,655,119
The Royal Bank of Scotland Plc,
2.63%, 5/11/12(b)	475	481,801

Total Foreign Agency Obligations — 3.5%		18,080,979

Foreign Government Obligations
Canada — 1.9%
Canadian Government Bond,
3.75%, 6/01/19	CAD5,980	5,780,733
Province of Ontario Canada:
1.88%, 11/19/12	USD1,765	1,753,402
4.10%, 6/16/14	1,985	2,071,576

		9,605,711

Germany — 1.7%
Bundesrepublik Deutschland,
4.75%, 7/04/40	EUR5,470	8,693,487

Israel — 1.0%
Israel Government AID Bond,
5.50%, 9/18/23	USD5,000	5,325,775

Qatar — 0.2%
Qatar Government International Bond,
4.00%, 1/20/15(b)	1,110	1,112,775

Total Foreign Government Obligations — 4.8%		24,737,748

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 9.3%
CitiMortgage Alternative Loan Trust, Series 2007-A8, Class A1,
6.00%, 10/25/37	4,291	2,892,572
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A17,
6.00%, 6/25/35	4,060	3,690,959
Series 2006-OA21, Class A1,
0.42%, 3/20/47(a)	1,917	1,027,894
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2003-56, Class 4A1,
4.89%, 12/25/33(a)	3,898	3,693,384
Series 2007-J3, Class A10,
6.00%, 7/25/37	3,548	2,601,871
Series 2006-OA5, Class 2A1,
0.43%, 4/25/46(a)	813	394,586
Series 2006-OA5, Class 3A1,
0.43%, 4/25/46(a)	1,550	715,686
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1,
6.00%, 10/25/21	870	580,293
First Horizon Alternative Mortgage Securities, Series 2004-AA4, Class A1,
2.87%, 10/25/34(a)	2,307	1,814,377

DECEMBER 31, 2009	61

Schedule of Investments (continued)	BlackRock Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (concluded)
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1,
5.50%, 8/25/35(a)	USD	695	$599,285
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1,
5.25%, 7/25/35(a)		1,229	1,130,072
Harborview Mortgage Loan Trust, Series 2005-8, Class 1A2A,
0.56%, 9/19/35(a)		208	114,599
Homebanc Mortgage Trust:
Series 2005-4, Class A1,
0.50%, 10/25/35(a)		2,044	1,382,402
Series 2006-2, Class A1,
0.41%, 12/25/36(a)		1,780	1,036,786
JPMorgan Alternative Loan Trust, Series 2005-S1, Class 2A16,
6.00%, 12/25/35		683	662,713
JPMorgan Mortgage Trust:
Series 2007-S1, Class 1A2,
5.50%, 3/25/22		397	333,231
Series 2006-S2, Class 2A2,
5.88%, 7/25/36		447	382,592
Residential Accredit Loans, Inc., Series 2006-QO2, Class A1,
0.45%, 2/25/46(a)		1,179	482,854
Station Place Securitization Trust, Series 2009-1, Class A,
1.74%, 12/29/10(a)		2,390	2,378,050
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 2A1,
5.71%, 4/25/47(a)		4,756	3,051,612
WaMu Mortgage Pass-Through Certificates:
Series 2007-OA4, Class 1A,
1.31%, 5/25/47(a)		969	535,317
Series 2007-OA5, Class 1A,
1.29%, 6/25/47(a)		841	422,389
Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR15, Class 2A1,
5.11%, 9/25/35(a)		6,250	5,640,023
Series 2006-AR2, Class 2A5,
5.01%, 3/25/36(a)		2,675	2,153,125
Series 2006-AR12, Class 2A1,
6.10%, 9/25/36(a)		1,212	1,013,555
Series 2006-AR17, Class A1,
5.33%, 10/25/36(a)		1,993	1,480,167
Series 2006-AR15, Class A1,
5.65%, 10/25/36(a)		3,804	3,040,815
Series 2006-AR18, Class 2A1,
5.71%, 11/25/36(a)		5,392	4,102,026

			47,353,235

Commercial Mortgage-Backed Securities — 17.8%
Banc of America Commercial Mortgage, Inc.:
Series 2001-1, Class A2,
6.50%, 4/15/11		2,869	2,963,717
Series 2002-PB2, Class A4,
6.19%, 1/11/12		3,670	3,843,765
Bear Stearns Commercial Mortgage Securities:
Series 2000-WF2, Class A2,
7.32%, 10/15/32(a)		3,617	3,687,961
Series 2004-PWR6, Class A6,
4.83%, 11/11/41		1,315	1,282,481
Citigroup Commercial Mortgage Trust:
Series 2006-C5, Class A4,
5.43%, 10/15/49		525	487,532
Series 2008-C7, Class A4,
6.09%, 12/10/49(a)		1,315	1,180,795
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B,
6.02%, 9/10/17(a)		2,885	2,520,104
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A3,
5.09%, 7/10/37(a)		1,965	2,003,788
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-CKS4, Class A2,
5.18%, 8/15/12		3,140	3,244,272
Series 2002-CP5, Class A2,
4.94%, 12/15/35		4,865	4,990,904
DLJ Commercial Mortgage Corp., Series 2000-CKP1, Class A1B,
7.18%, 11/10/33		3,005	3,061,253
First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2,
6.66%, 1/12/43		3,852	3,991,911
GE Capital Commercial Mortgage Corp.:
Series 2002-1A, Class A3,
6.27%, 12/10/35		3,800	4,004,226
Series 2002-2A, Class A3,
5.35%, 8/11/36		2,910	3,021,239
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4,
4.96%, 8/10/38		3,500	3,541,164
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB2, Class A3,
6.43%, 6/15/11		3,320	3,457,765
Series 2001-C1, Class A3,
5.86%, 10/12/11		3,840	3,998,063
LB-UBS Commercial Mortgage Trust:
Series 2000-C4, Class A2,
7.37%, 8/15/26		3,184	3,232,266
Series 2003-C7, Class A2,
4.06%, 9/15/27(a)		1,384	1,392,081
Morgan Stanley Capital I:
Series 2000-LIF2, Class A2,
7.20%, 10/15/33		2,745	2,799,554
Series 2006-IQ11, Class A2,
5.69%, 10/15/42(a)		1,295	1,320,165
Wachovia Bank Commercial Mortgage Trust:
Series 2003-C6, Class A4,
5.13%, 8/15/35(a)		4,470	4,581,236
Series 2005-C21, Class A3,
5.21%, 10/15/44(a)		1,870	1,895,398
Series 2006-C26, Class A2,
5.94%, 6/15/45(g)		14,000	14,205,064
Whittier Rehab at Haverhill,
7.60%, 12/01/39		10,540	10,540,432

			91,247,136

Interest Only Commercial Mortgage-Backed Securities — 0.1%
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X,
2.01%, 5/25/36(a)(b)		18,419	499,240

Total Non-Agency Mortgage-Backed Securities — 27.2%			139,099,611

Preferred Securities
Capital Trusts
Commercial Banks — 0.3%
Barclays Bank Plc,
7.43%(a)(b)(h)		1,450	1,319,500

Diversified Financial Services — 1.1%
Credit Suisse/Guernsey,
5.86%(a)(h)		499	434,130
General Electric Capital Corp.,
6.38%, 11/15/67(a)		1,180	1,023,650
Goldman Sachs Capital II,
5.79%(a)(h)		725	561,875

62	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Preferred Securities
Diversified Financial Services (concluded)
JPMorgan Chase & Co.,
7.90%(a)(h)	USD 490	$505,415
JPMorgan Chase Capital XXV,
6.80%, 10/01/37	3,350	3,328,433
Lehman Brothers Holdings Capital Trust VII,
5.86%(a)(c)(d)(h)	360	108

		5,853,611

Insurance — 0.6%
Chubb Corp.,
6.38%, 3/29/67(a)	775	720,750
MetLife, Inc.,
6.40%, 12/15/36	1,565	1,369,375
The Progressive Corp.,
6.70%, 6/15/37(a)	1,265	1,119,359

		3,209,484

Total Capital Trusts — 2.0%		10,382,595

Total Preferred Securities — 2.0%		10,382,595

Project Loans — 0.0%
USGI, Series 87,
7.43%, 12/01/22	72	71,475

Taxable Municipal Bonds
Belvoir Land LLC, Class II,
5.40%, 12/15/47(b)	1,175	815,896
The Board of Trustees of The Leland Stanford Junior University,
4.25%, 5/01/16	750	771,315
Metropolitan Transportation Authority, New York RB,
7.34%, 11/15/39	1,075	1,200,399
New York State Dormitory Authority RB, Series F,
5.63%, 3/15/39	825	787,388
Ohana Military Communities LLC,
6.19%, 4/01/49(b)	750	605,235
Port Authority of New York & New Jersey RB,
6.04%, 12/01/29	625	621,381
State of California GO,
7.30%, 10/01/39	1,095	1,034,863
State of California Various Purpose GO,
5.45%, 4/01/15	3,950	3,973,068
State of Texas GO,
5.52%, 4/01/39	2,000	1,950,780

Total Taxable Municipal Bonds — 2.3%		11,760,325

U.S. Government Sponsored Agency Securities
Agency Obligations — 7.5%
Fannie Mae:
5.25%, 8/01/12(i)	3,275	3,494,851
4.63%, 5/01/13(i)	2,550	2,682,676
2.63%, 11/20/14	3,105	3,080,924
Freddie Mac:
1.13%, 12/15/11	8,305	8,279,196
1.75%, 6/15/12(i)	1,900	1,908,415
Overseas Private Investment Corp.:
4.09%, 5/29/12	546	538,541
4.30%, 5/29/12	1,371	1,371,963
4.64%, 5/29/12	1,161	1,159,884
4.68%, 5/29/12	657	644,793
4.87%, 5/29/12	4,997	4,994,525
Resolution Funding Corp. Interest Strip:
4.36%, 7/15/18(j)	1,725	1,193,272
4.42%, 10/15/18(j)	1,725	1,175,151
Small Business Administration Participation Certificates:
Series 1996-20B, Class 1,
6.38%, 2/01/16	824	887,492
Series 1996-20K,
6.95%, 11/01/16	1,066	1,142,033
Series 1997-20B, Class 1,
7.10%, 2/01/17	861	933,667
Series 1997-20F, Class 1,
7.20%, 6/01/17	229	251,661
Series 1997-20G, Class 1,
6.85%, 7/01/17	1,909	2,034,843
Tennessee Valley Authority,
5.25%, 9/15/39	2,630	2,605,949

		38,379,836

Collateralized Mortgage Obligations — 2.8%
Fannie Mae:
Series 2006-M2, Class A2A,
5.27%, 10/25/32(a)	7,525	7,717,308
Series 2005-48, Class AR,
5.50%, 2/25/35	3,495	3,704,413
Freddie Mac, Series 2825, Class VP,
5.50%, 6/15/15	2,494	2,659,658

		14,081,379

Federal Deposit Insurance Corporation Guaranteed — 6.5%
Citibank, N.A.:
1.38%, 8/10/11	8,100	8,121,473
1.75%, 12/28/12	3,450	3,419,647
Citigroup Funding, Inc.:
2.13%, 7/12/12	2,285	2,302,645
1.88%, 10/22/12	4,400	4,383,377
General Electric Capital Corp.:
2.25%, 3/12/12	2,750	2,789,848
2.00%, 9/28/12	2,750	2,753,558
2.13%, 12/21/12	5,945	5,950,511
2.63%, 12/28/12	3,700	3,768,128

		33,489,187

Interest Only Collateralized Mortgage Obligations — 0.1%
Ginnie Mae, Series 2009-26, Class SC,
6.17%, 1/16/38(a)	4,180	529,504

Mortgage-Backed Securities — 51.7%
Fannie Mae Mortgage-Backed Securities:
7.00%, 7/01/10-10/01/12	12	12,286
5.50%, 9/01/13-9/01/38(i)	30,113	31,694,345
6.00%, 1/01/21-11/01/37	23,308	24,873,128
5.00%, 1/01/23-3/01/36	15,899	16,401,490
4.00%, 1/01/25-1/01/40(k)	8,800	8,665,719
4.50%, 1/01/25-1/01/40(k)	29,500	29,582,500
5.00%, 1/01/25-1/01/40(k)	29,000	29,798,063
5.50%, 1/01/25-1/01/40(k)	31,210	32,786,823
4.22%, 12/01/34(a)	3,467	3,552,527
4.84%, 8/01/38(a)	3,602	3,783,488
4.50%, 4/01/39-9/01/39	17,603	17,588,435
6.00%, 1/01/40(k)	700	742,000
6.50%, 1/01/40(k)	8,600	9,212,750
Freddie Mac Mortgage-Backed Securities:
4.00%, 5/01/10	612	617,593
6.50%, 9/01/10-8/01/13	47	48,613
6.00%, 11/01/14-3/01/38	24,887	26,436,702
5.50%, 10/01/17-11/01/38	6,838	7,176,194
5.00%, 2/01/22-4/01/22	2,609	2,737,553
5.43%, 11/01/38(a)	2,051	2,157,537
5.00%, 1/01/40(k)	800	820,250
Ginnie Mae Mortgage-Backed Securities:
9.50%, 9/15/16-11/15/16	11	12,297

DECEMBER 31, 2009	63

Schedule of Investments (continued)	BlackRock Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)			Value
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities (concluded)
5.50%, 11/15/33	USD	24		$25,650
5.00%, 1/01/40(k)		10,000		10,284,375
6.50%, 1/01/40(k)		4,800		5,107,500

				264,117,818

Total U.S. Government Sponsored Agency Securities — 68.6%				350,597,724

U.S. Treasury Obligations
U.S. Treasury Bonds:
7.25%, 5/15/16(i)		2,580		3,193,759
8.13%, 8/15/19-8/15/21(i)		18,365		24,889,320
8.00%, 11/15/21(i)		4,900		6,672,423
7.13%, 2/15/23(l)		1,750		2,244,375
5.25%, 2/15/29(i)		3,850		4,172,441
4.25%, 5/15/39(i)(m)		2,635		2,471,959
4.50%, 8/15/39(i)(l)(m)		4,250		4,153,712
U.S. Treasury Notes:
1.13%, 12/15/12		10		9,840
2.13%, 11/30/14(i)		19,670		19,204,411
4.00%, 8/15/18(i)(l)		4,800		4,902,374
3.38%, 11/15/19(i)		11,360		10,926,957
U.S. Treasury Strips,
0.00%, 8/15/20(i)(m)		9,565		6,085,349

Total U.S. Treasury Obligations — 17.4%				88,926,920

Total Long-Term Investments (Cost — $811,926,913) — 156.4%				799,750,347

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.11%(n)(o)		5,463,934		5,463,934

Total Short-Term Securities (Cost — $5,463,934) — 1.0%				5,463,934

	Contracts
Options Purchased
Exchange-Traded Put Options Purchased
3-month Euro$ Futures, Strike Price USD 98.75, Expires 9/13/10		349		253,025
U.S. Treasury Notes (10 Year), Strike Price $117.00, Expires 2/19/10		147		303,187

				556,212

Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 1.915% and pay a floating rate based on 3-month LIBOR, Expires 9/02/10, Broker, Morgan Stanley Capital Services, Inc.		3,980	(p)	209,799
Receive a fixed rate of 1.945% and pay a floating rate based on 3-month LIBOR, Expires 9/03/10, Broker, Citibank, N.A.		3,980	(p)	217,374
Receive a fixed rate of 2.250% and pay a floating rate based on 3-month LIBOR, Expires 2/25/10, Broker, Morgan Stanley Capital Services, Inc.		2,230	(p)	2,371
Receive a fixed rate of 2.500% and pay a floating rate based on 3-month LIBOR, Expires 3/12/10, Broker, Barclays Bank, Plc		530	(p)	11
Receive a fixed rate of 3.404% and pay a floating rate based on 3-month LIBOR, Expires 4/08/10, Broker, Deutsche Bank AG		1,350	(p)	37,191
Receive a fixed rate of 3.405% and pay a floating rate based on 3-month LIBOR, Expires 4/06/10, Broker, Deutsche Bank AG		540	(p)	14,689
Receive a fixed rate of 3.750% and pay a floating rate based on 3-month LIBOR, Expires 5/24/10, Broker, Citibank, N.A.		960	(p)	110,211

				591,646

Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 1.915% and receive a floating rate based on 3-month LIBOR, Expires 9/02/10, Broker, Morgan Stanley Capital Services, Inc.		3,980	(p)	122,647
Pay a fixed rate of 1.945% and receive a floating rate based on 3-month LIBOR, Expires 9/03/10, Broker, Citibank, N.A.		3,980	(p)	120,259
Pay a fixed rate of 3.404% and receive a floating rate based on 3-month LIBOR, Expires 4/08/10, Broker, Deutsche Bank AG		1,350	(p)	849,554
Pay a fixed rate of 3.405% and receive a floating rate based on 3-month LIBOR, Expires 4/06/10, Broker, Deutsche Bank AG		540	(p)	336,160
Pay a fixed rate of 3.750% and receive a floating rate based on 3-month LIBOR, Expires 5/24/10, Broker, Citibank, N.A.		960	(p)	461,922
Pay a fixed rate of 4.500% and receive a floating rate based on 3-month LIBOR, Expires 3/15/10, Broker, Royal Bank of Scotland, Plc		2,440	(p)	182,184
Pay a fixed rate of 5.035% and receive a floating rate based on 3-month LIBOR, Expires 10/15/12, Broker, JPMorgan Chase Bank, N.A.		4,210	(p)	2,823,928
Pay a fixed rate of 5.090% and receive a floating rate based on 3-month LIBOR, Expires 10/29/12, Broker, Credit Suisse International		660	(p)	432,723
Pay a fixed rate of 5.165% and receive a floating rate based on 3-month LIBOR, Expires 10/23/12, Broker, JPMorgan Chase Bank, N.A.		4,120	(p)	2,598,873
Pay a fixed rate of 5.350% and receive a floating rate based on 3-month LIBOR, Expires 2/04/10, Broker, JPMorgan Chase Bank, N.A.		5,460	(p)	3,561

				7,931,811

Total Options Purchased (Cost — $9,097,537) — 1.8%				9,079,669

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $826,488,384*) — 159.2%	USD			814,293,950

	Par (000)
TBA Sale Commitments(k)
Fannie Mae Mortgage-Backed Securities:
5.00%, 1/01/25-2/01/40		41,600		(42,772,414)
6.00%, 1/01/25-1/01/40		22,500		(23,860,934)
4.50%, 1/01/40		5,000		(4,990,625)
5.50%, 1/01/40-2/01/40		23,710		(24,811,056)
Freddie Mac Mortgage-Backed Securities:
5.00%, 1/01/25		100		(104,563)
5.50%, 1/01/40		3,700		(3,875,750)
6.00%, 1/01/40-2/01/40		14,800		(15,668,544)

Total TBA Sale Commitments (Proceeds — $116,870,764) — (22.7)%				(116,083,886)

64	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Contracts		Value
Options Written
Exchange-Traded Put Options Written
3-month Euro$ Futures, Strike Price USD 98.25, Expires 9/13/10	349		$(143,962)
U.S. Treasury Notes (10 Year), Strike Price $116.00, Expires 2/19/10	147		(211,313)

			(355,275)

Over-the-Counter Call Swaptions Written
Pay a fixed rate of 3.580% and receive a floating rate based on 3-month LIBOR, Expires 1/08/10, Broker, Deutsche Bank AG	1,680	(p)	(198)
Pay a fixed rate of 3.600% and receive a floating rate based on 3-month LIBOR, Expires 2/04/10, Broker, JPMorgan Chase Bank, N.A.	420	(p)	(7,388)
Pay a fixed rate of 3.800% and receive a floating rate based on 3-month LIBOR, Expires 5/28/10, Broker, Morgan Stanley Capital Services, Inc.	2,930	(p)	(379,522)
Pay a fixed rate of 3.825% and receive a floating rate based on 3-month LIBOR, Expires 5/04/10, Broker, Deutsche Bank AG	900	(p)	(113,105)
Pay a fixed rate of 4.123% and receive a floating rate based on 3-month LIBOR, Expires 8/27/10, Broker, Morgan Stanley Capital Services, Inc.	460	(p)	(124,396)
Pay a fixed rate of 4.800% and receive a floating rate based on 3-month LIBOR, Expires 6/11/10, Broker, Citibank, N.A.	860	(p)	(526,153)
Pay a fixed rate of 4.870% and receive a floating rate based on 3-month LIBOR, Expires 2/04/10, Broker, Deutsche Bank AG	2,230	(p)	(1,597,582)
Pay a fixed rate of 4.890% and receive a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, Deutsche Bank AG	430	(p)	(233,418)
Pay a fixed rate of 5.050% and receive a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Citibank, N.A.	1,490	(p)	(1,045,455)
Pay a fixed rate of 5.050% and receive a floating rate based on 3-month LIBOR, Expires 12/08/14, Broker, Morgan Stanley Capital Services, Inc.	120	(p)	(71,333)
Pay a fixed rate of 5.670% and receive a floating rate based on 3-month LIBOR, Expires 1/04/10, Broker, Citibank, N.A.	1,000	(p)	(1,432,898)

			(5,531,448)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 3.825% and pay a floating rate based on 3-month LIBOR, Expires 5/04/10, Broker, Deutsche Bank AG	900	(p)	(364,381)
Receive a fixed rate of 4.080% and pay a floating rate based on 3-month LIBOR, Expires 1/08/10, Broker, Deutsche Bank AG	1,680	(p)	(46,271)
Receive a fixed rate of 4.100% and pay a floating rate based on 3-month LIBOR, Expires 2/04/10, Broker, JPMorgan Chase Bank, N.A.	420	(p)	(42,211)
Receive a fixed rate of 4.123% and pay a floating rate based on 3-month LIBOR, Expires 8/27/10, Broker, Morgan Stanley Capital Services, Inc.	460	(p)	(204,380)
Receive a fixed rate of 4.500% and pay a floating rate based on 3-month LIBOR, Expires 3/12/10, Broker, Barclays Bank, Plc	530	(p)	(210,739)
Receive a fixed rate of 4.500% and pay a floating rate based on 3-month LIBOR, Expires 5/28/10, Broker, Morgan Stanley Capital Services, Inc.	2,930	(p)	(529,246)
Receive a fixed rate of 4.800% and pay a floating rate based on 3-month LIBOR, Expires 6/11/10, Broker, Citibank, N.A.	860	(p)	(113,043)
Receive a fixed rate of 4.870% and pay a floating rate based on 3-month LIBOR, Expires 2/04/10, Broker, Deutsche Bank AG	2,230	(p)	(11,215)
Receive a fixed rate of 4.890% and pay a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, Deutsche Bank AG	430	(p)	(364,749)
Receive a fixed rate of 5.050% and pay a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Citibank, N.A.	1,490	(p)	(581,359)
Receive a fixed rate of 5.050% and pay a floating rate based on 3-month LIBOR, Expires 12/08/14, Broker, Morgan Stanley Capital Services, Inc.	120	(p)	(95,270)
Receive a fixed rate of 5.500% and pay a floating rate based on 3-month LIBOR, Expires 3/15/10, Broker, Royal Bank of Scotland, Plc	2,440	(p)	(15,966)
Receive a fixed rate of 5.670% and pay a floating rate based on 3-month LIBOR, Expires 1/04/10, Broker, Citibank, N.A.	1,000	(p)	(1)
Receive a fixed rate of 6.035% and pay a floating rate based on 3-month LIBOR, Expires 10/15/12, Broker, JPMorgan Chase Bank, N.A.	4,210	(p)	(1,682,341)
Receive a fixed rate of 6.090% and pay a floating rate based on 3-month LIBOR, Expires 10/29/12, Broker, Credit Suisse International	660	(p)	(258,022)
Receive a fixed rate of 6.165% and pay a floating rate based on 3-month LIBOR, Expires 10/23/12, Broker, JPMorgan Chase Bank, N.A.	4,120	(p)	(1,546,112)

			(6,065,306)

Total Options Written (Premiums Received — $ 14,162,234) — (2.3)%			(11,952,029)

	Par (000)
Borrowed Bond Agreements
Barclays Bank, Plc,
0.07%, 1/13/10	2,974		2,974,101
Barclays Bank, Plc,
0.02%, 1/13/10	6,906		6,905,684
JPMorgan Chase Bank, N.A.,
0.05%, 1/13/10	517		517,125
JPMorgan Chase Bank, N.A.,
0.05%, 1/13/10	3,984		3,984,188
JPMorgan Chase Bank, N.A.,
0.06%, 1/13/10	2,150		2,149,931

Total Borrowed Bond Agreements (Cost — $16,531,029) — 3.2%			16,531,029

Borrowed Bonds
U.S. Treasury Bonds:
4.38%, 11/15/39	(2,150)		(2,149,931)
4.38%, 11/15/39	(2,974)		(2,974,101)
U.S. Treasury Notes:
3.38%, 11/15/19	(3,984)		(3,984,188)
3.38%, 11/15/19	(6,906)		(6,905,684)
3.38%, 11/15/19	(517)		(517,125)

Total Borrowed Bonds (Proceeds — $(16,531,029))(3.2)%			(16,531,029)

DECEMBER 31, 2009	65

Schedule of Investments (continued)	BlackRock Managed Income Portfolio
(Percentages shown are based on Net Assets)

Value
Total Investments Net of TBA Sale Commitments and Outstanding Options Written — 134.2%	$686,258,035
Liabilities in Excess of Other Assets — (34.2)%	(174,916,842)

Net Assets — 100.0%	$511,341,193

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$826,676,674

Gross unrealized appreciation.	$13,644,556
Gross unrealized depreciation.	(26,027,280)

Net unrealized depreciation	$(12,382,724)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(g)	Security held as collateral in connection with the Term Asset-Backed Securities Loan Facility (“TALF”) program.

(h)	Security is perpetual in nature and has no stated maturity date.

(i)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(j)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(k)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$1,746,625	$(67,734)
Barclays Bank, Plc	$434,792	$(208)
BNP Paribas	$5,107,500	$(18,000)
Citibank, N.A.	$4,629,375	$(56,953)
Credit Suisse International	$(18,239,323)	$173,818
Deutsche Bank AG	$(839,043)	$118,616
Goldman Sachs Bank USA	$23,499,680	$(204,006)
JPMorgan Chase Bank, N.A.	$(14,627,700)	$122,308
Morgan Stanley Capital Services, Inc	$9,204,188	$(410,055)

(l)	Security, or a portion thereof, subject to financing transactions.

(m)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(n)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	$(387,010)	$1,446

(o)	Represents the current yield as of report date.

(p)	One contract represents a notional amount of $10,000.

•	Reverse repurchase agreements outstanding as of December 31, 2009 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Barclays Bank, Plc	0.19%	12/14/09	1/13/10	$14,102,233	$14,100,000
Barclays Bank, Plc	0.14%	12/23/09	1/13/10	$1,385,113	1,385,000
JPMorgan Chase Bank, N.A.	0.06%	12/11/09	1/13/10	$22,187,570	22,186,350
JPMorgan Chase Bank, N.A.	0.09%	12/11/09	1/13/10	$19,553,286	19,551,673
JPMorgan Chase Bank, N.A.	0.12%	12/11/09	1/13/10	$9,578,504	9,577,450
JPMorgan Chase Bank, N.A.	0.05%	12/14/09	1/13/10	$3,055,080	3,054,953
JPMorgan Chase Bank, N.A.	0.15%	12/14/09	1/13/10	$4,934,123	4,933,506
JPMorgan Chase Bank, N.A.	0.15%	12/22/09	1/13/10	$5,565,510	5,565,000
JPMorgan Chase Bank, N.A.	0.15%	12/24/09	1/13/10	$8,234,511	8,233,825
Bank of America, N.A.	0.07%	10/27/09	Open	$2,712,905	2,712,563
Barclays Bank, Plc	0.12%	11/05/09	Open	$3,280,987	3,280,375
Barclays Bank, Plc	0.14%	11/06/09	Open	$3,715,545	3,714,750
Barclays Bank, Plc	0.15%	11/09/09	Open	$2,393,479	2,392,961
Barclays Bank, Plc	0.11%	12/29/09	Open	$1,856,833	1,856,822
Credit Suisse International	0.16%	10/15/09	Open	$2,111,785	2,111,063
Credit Suisse International	0.16%	10/15/09	Open	$4,390,502	4,389,000
Credit Suisse International	0.16%	10/16/09	Open	$2,805,947	2,805,000
Credit Suisse International	0.15%	10/21/09	Open	$5,996,005	5,994,231
Credit Suisse International	0.09%	10/26/09	Open	$3,322,298	3,321,750
JPMorgan Chase Bank, N.A.	0.18%	12/04/09	Open	$3,710,501	3,710,000

Total					$124,876,272

•	The following is a summary of outstanding TALF as of December 31, 2009 were as follows:

Number of Loans	Aggregate Amount of Loan	Maturity Date	Interest Rate	Value of Eligible Securities
1	$11,900,000	08/28/14	3.87%	$14,205,064

•	Foreign currency exchange contracts as of December 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	11,415,576	EUR	7,679,500	Citibank, N.A.	1/20/10	$406,855

66	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock Managed Income Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	6,733,717	CAD	6,996,500	Goldman Sachs Bank USA	1/27/10	$43,770

Total						$450,625

•	Financial futures contracts sold as of December 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation
230	U.S. Treasury Notes (2 Year)	March 2010	$49,741,094	$228,537
352	U.S. Treasury Notes (5 Year)	March 2010	$40,262,750	583,949
28	U.S. Treasury Notes (10 Year)	March 2010	$3,232,687	28,620
99	U.S. Treasury Bonds (30 Year)	March 2010	$11,422,125	579,048

Total				$1,420,154

•	Interest rate swaps outstanding as of December 31, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
2.25%(a)	3-month LIBOR	Deutsche Bank AG	December 2012	USD	6,770	$(46,089)
2.79%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	November 2014	USD	3,160	10,680
2.37%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	December 2014	USD	20,100	(491,676)
2.63%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	December 2014	USD	20,800	(270,437)
4.49%(b)	3-month LIBOR	Bank of America, N.A.	October 2018	USD	6,700	401,571
2.21%(b)	3-month LIBOR	Goldman Sachs Bank USA	December 2018	USD	7,900	(992,841)
3.80%(b)	3-month LIBOR	Deutsche Bank AG	June 2019	USD	8,000	(54,532)
3.77%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	July 2019	USD	6,300	44,037
3.71%(b)	3-month LIBOR	Barclays Bank, Plc	August 2019	USD	6,400	(26,804)
3.68%(b)	3-month LIBOR	Deutsche Bank AG	August 2019	USD	12,400	(87,853)
3.47%(b)	3-month LIBOR	Royal Bank of Scotland, Plc	September 2019	USD	11,700	(328,052)
5.49%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	October 2019	USD	10,600	(1,066,249)
3.50%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	November 2019	USD	1,700	57,420
3.44%(b)	3-month LIBOR	Bank of America, N.A.	November 2019	USD	1,300	(51,414)
3.31%(b)	3-month LIBOR	Barclays Bank, Plc	December 2019	USD	15,800	(810,950)
3.31%(b)	3-month LIBOR	Royal Bank of Scotland, Plc	December 2019	USD	2,400	(122,693)
3.40%(a)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	15,900	702,011
3.62%(b)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	4,500	(116,941)
3.50%(b)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	2,000	(73,272)
3.55%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	December 2019	USD	2,300	(74,197)
3.70%(b)	3-month LIBOR	Credit Suisse International	December 2019	USD	8,000	(164,190)
4.42%(c)	3-month LIBOR	JPMorgan Chase Bank, N.A.	August 2020	USD	6,865	(165,584)
4.24%(c)	3-month LIBOR	JPMorgan Chase Bank, N.A.	August 2020	USD	2,085	(26,021)
5.41%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	August 2022	USD	5,065	712,909
4.35%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	July 2039	USD	4,000	37,659
3.50%(a)	3-month LIBOR	Barclays Bank, Plc	March 2040	USD	1,500	266,291

Total						$(2,737,217)

(a)	Portfolio pays fixed interest rate and receives floating rate.

(b)	Portfolio pays floating interest rate and receives fixed rate.

(c)	Portfolio pays fixed interest rate and receives floating rate at expiration date.

DECEMBER 31, 2009	67

Schedule of Investments (concluded)	BlackRock Managed Income Portfolio

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Asset-Backed Securities	—	$57,838,803	$1,709,843	$59,548,646
Corporate Bonds	—	96,544,324	—	96,544,324
Foreign Agency Obligations	—	18,080,979	—	18,080,979
Foreign Government Obligations	—	24,737,748	—	24,737,748
Non-Agency Mortgage-Backed Securities	—	126,181,129	12,918,482	139,099,611
Preferred Securities	—	10,382,595	—	10,382,595
Project Loans	—	—	71,475	71,475
Taxable Municipal Bonds	—	11,760,325	—	11,760,325
U.S. Government Sponsored Agency Securities	—	341,888,018	8,709,706	350,597,724
U.S. Treasury Obligations	—	88,926,920	—	88,926,920
Short-Term Securities	$5,463,934	—	—	5,463,934
Liabilities:
TBA Sale Commitments	—	(116,083,886)	—	(116,083,886)
Other Financial Instruments[1] :
Assets	1,976,366	27,737,689	—	29,714,055
Liabilities	(355,275)	(32,905,973)	(12,091,605)	(45,352,853)

Total	$7,085,025	$655,088,671	$11,317,901	$673,491,597

[1]

Other financial instruments are options purchased, options written, foreign currency exchange contracts, financial futures contracts, swaps, borrowed bond agreements, borrowed bonds and TALF loans. Foreign currency exchange contracts, financial futures contracts and swaps are shown at the unrealized appreciation/depreciation on the instrument and options purchased, options written, borrowed bond agreements, borrowed bonds and TALF loans are shown at market value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset- Backed Securities	Non-Agency Mortgage- Backed Securities	Project Loans	U.S. Government Sponsored Agency Obligations	Other Financial Instruments[2]	Total
Balance, as of September 30, 2009	$1,265	$10,561,369	$72,297	$8,669,274	$(12,379,547)	$6,924,658
Accrued discounts/ premiums	—	(492)	(90)	—	—	(582)
Realized gain/loss	—	568	—	—	—	568
Change in unrealized appreciation/ depreciation[3]	—	(75)	98	40,432	287,942	328,397
Net purchases/ sales	—	(20,938)	(830)	—	—	(21,768)
Transfers in/out of Level 3	1,708,578	2,378,050	—	—	—	4,086,628

Balance, as of December 31, 2009	$1,709,843	$12,918,482	$71,475	$8,709,706	$(12,091,605)	$11,317,901

[2]	Other financial instruments are swaps and TALF loans.

[3]	The change in unrealized appreciation/depreciation on securities still held at December 31, 2009 was $328,397.

68	DECEMBER 31, 2009

Schedule of Investments December 31, 2009 (Unaudited)	BlackRock Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
American Express Issuance Trust, Series 2008-2, Class A,
4.02%, 2/15/10	USD	22,695	$22,791,926
Bank of America Auto Trust, Series 2009-2A, Class A2,
1.16%, 2/15/12(a)		16,280	16,319,565
Chase Issuance Trust, Series 2009-A7, Class A7,
0.68%, 9/17/12(b)		23,580	23,608,150
Countrywide Asset-Backed Certificates, Series 2004-14, Class A4,
0.51%, 6/25/35(b)		833	773,721
Ford Credit Auto Owner Trust, Series 2009-A, Class A3B,
2.73%, 1/15/12(b)		45,135	46,275,196
Globaldrive BV, Series 2008-2, Class A,
4.00%, 10/20/16	EUR	5,456	7,876,655
GSAA Trust, Series 2006-5, Class 2A1,
0.30%, 3/25/36(b)	USD	5,575	3,519,424
Home Equity Asset Trust, Series 2007-2, Class 2A1,
0.34%, 7/25/37(b)		4,874	4,654,622
Lehman XS Trust, Series 2005-5N, Class 3A2,
0.59%, 11/25/35(b)		7,923	2,716,904
Maryland Insurance Backed Securities Trust, Series 2006-1A, Class A,
5.55%, 12/10/65(a)		18,935	6,627,250
Nissan Auto Receivables Owner Trust, Series 2009-A, Class A2,
2.94%, 7/15/11		13,500	13,622,429
Option One Mortgage Loan Trust, Series 2007-5, Class 2A1,
0.32%, 5/25/37(b)		5,815	5,634,455
SLM Student Loan Trust:
Series 2008-5, Class A2,
1.38%, 10/25/16(b)		28,330	28,763,735
Series 2008-5, Class A3,
1.58%, 1/25/18(b)		7,130	7,329,929
Series 2005-4, Class A2,
0.36%, 4/26/21(b)		6,290	6,238,418
Series 2008-5, Class A4,
1.98%, 7/25/23(b)		19,360	20,232,917
Small Business Administration, Series 2003-10A, Class 1,
4.63%, 3/10/13		4,137	4,287,283
Structured Asset Receivables Trust Certificates, Series 2003-2A,
0.68%, 1/21/11(a)(b)		4	4,414

Total Asset-Backed Securities — 10.0%			221,276,993

Corporate Bonds
Beverages — 1.1%
Anheuser-Busch InBev Worldwide, Inc.,
3.00%, 10/15/12(a)		25,100	25,217,593

Capital Markets — 2.5%
The Goldman Sachs Group, Inc.,
5.25%, 10/15/13		6,645	7,057,076
Lehman Brothers Holdings, Inc.,
6.75%, 12/28/17(c)(d)		9,575	2,872
Morgan Stanley:
5.05%, 1/21/11		2,640	2,738,171
6.75%, 4/15/11		2,250	2,383,837
0.53%, 1/09/12(b)(e)		31,290	30,935,735
5.63%, 1/09/12		250	263,831
4.20%, 11/20/14		8,690	8,696,066
6.25%, 8/28/17		115	120,012
5.63%, 9/23/19		3,320	3,344,269

			55,541,869

Commercial Banks — 0.6%
JPMorgan Chase Bank, N.A.,
6.00%, 7/05/17		11,975	12,690,015

Consumer Finance — 0.4%
SLM Corp.:
0.44%, 7/26/10(b)		3,085	3,019,234
0.58%, 1/27/14(b)		6,750	5,206,984

			8,226,218

Diversified Financial Services — 2.2%
Bank of America Corp.,
5.63%, 10/14/16		6,275	6,362,549
The Bear Stearns Cos. LLC,
0.68%, 7/19/10(b)		4,220	4,227,229
BP Capital Markets Plc,
3.13%, 3/10/12		10,220	10,527,090
General Electric Capital Corp.,
5.00%, 12/01/10(e)		26,435	27,492,559
Osprey Trust/Osprey I, Inc.,
7.80%, 1/15/49(a)(c)(d)		2,375	1,484
Pemex Finance Ltd.,
9.03%, 2/15/11		425	437,750

			49,048,661

Diversified Telecommunication Services — 2.2%
AT&T, Inc.:
6.50%, 9/01/37		10,150	10,520,475
6.55%, 2/15/39		3,300	3,477,085
Deutsche Telekom International Finance BV,
8.75%, 6/15/30		20	25,722
France Telecom SA,
7.75%, 3/01/11		600	643,062
GTE Corp.,
6.94%, 4/15/28		475	487,300
Telecom Italia Capital SA:
5.25%, 11/15/13		285	299,760
5.25%, 10/01/15		3,700	3,868,524
Telefonica Emisiones SAU:
4.95%, 1/15/15		4,525	4,836,954
6.42%, 6/20/16		2,475	2,747,082
Telefonica Europe BV,
7.75%, 9/15/10		1,970	2,060,833
Verizon Communications, Inc.,
8.75%, 11/01/18		13,650	17,049,109
Verizon Maryland, Inc.,
5.13%, 6/15/33		650	514,261
Verizon New England, Inc.,
7.88%, 11/15/29		1,355	1,482,377

			48,012,544

Electric Utilities — 1.3%
The Detroit Edison Co.:
6.13%, 10/01/10		210	218,215
6.35%, 10/15/32		5	5,318
Dominion Resources, Inc.,
6.25%, 6/30/12		60	64,805
EDP Finance BV,
6.00%, 2/02/18(a)		7,725	8,252,162
Florida Power & Light Co.,
4.95%, 6/01/35		2,275	2,078,322
Florida Power Corp.:
5.90%, 3/01/33		605	613,739
6.40%, 6/15/38		2,650	2,893,251
MidAmerican Energy Holdings Co.,
5.95%, 5/15/37		4,625	4,630,184
PacifiCorp,
6.25%, 10/15/37		3,975	4,288,695
Scottish Power Ltd.,
4.91%, 3/15/10		3,200	3,226,525
Southern California Edison Co.,
5.95%, 2/01/38		2,000	2,101,006
Tenaska Alabama II Partners LP,
6.13%, 3/30/23(a)		120	117,542

			28,489,764

Food Products — 0.5%
Kraft Foods, Inc.,
6.50%, 8/11/17		10,140	11,002,468

Insurance — 2.4%
Berkshire Hathaway Finance Corp.,
4.75%, 5/15/12(e)		3,290	3,507,357

DECEMBER 31, 2009	69

Schedule of Investments (continued)	BlackRock Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Insurance (concluded)
Hartford Life Global Funding Trusts,
0.43%, 6/16/14(b)	USD 7,700	$6,985,771
MetLife, Inc.,
6.38%, 6/15/34	900	961,772
Metropolitan Life Global Funding I,
5.13%, 4/10/13(a)	13,600	14,407,704
Monumental Global Funding Ltd.,
0.41%, 6/16/10(a)(b)	16,090	15,888,796
Prudential Financial, Inc.,
4.75%, 9/17/15	8,480	8,598,847
Teachers Insurance & Annuity Association of America,
6.85%, 12/16/39(a)	3,465	3,581,902

		53,932,149

Media — 1.7%
Comcast Cable Communications Holdings, Inc.,
8.38%, 3/15/13	2,755	3,175,680
Comcast Cable Holdings LLC:
9.80%, 2/01/12	260	294,269
7.88%, 8/01/13	315	357,536
Comcast Corp.:
6.50%, 1/15/17	3,800	4,206,843
7.05%, 3/15/33	1,350	1,473,976
6.95%, 8/15/37	2,460	2,681,137
Cox Communications, Inc.,
8.38%, 3/01/39(a)	5,200	6,474,931
Historic TW, Inc.:
9.13%, 1/15/13	605	702,001
8.05%, 1/15/16	70	77,451
News America Holdings, Inc.:
7.75%, 1/20/24	1,285	1,320,179
8.50%, 2/23/25	1,920	2,261,624
8.45%, 8/01/34	840	954,792
7.75%, 12/01/45	110	122,791
8.25%, 10/17/96	45	45,880
News America, Inc.:
7.13%, 4/08/28	1,175	1,180,607
7.63%, 11/30/28	2,010	2,148,210
6.75%, 1/09/38	30	31,120
TCI Communications, Inc.,
7.88%, 2/15/26	2,540	2,847,195
Time Warner Cable, Inc.,
6.20%, 7/01/13	5,440	5,975,601
Time Warner, Inc.,
6.75%, 4/15/11	1,080	1,144,261

		37,476,084

Oil, Gas & Consumable Fuels — 2.3%
Atlantic Richfield Co.,
9.13%, 3/01/11	4,960	5,379,780
Canadian Natural Resources Ltd.,
6.50%,2/15/37	3,810	4,041,503
Cenovus Energy, Inc.,
6.75%, 11/15/39(a)	5,900	6,431,319
CenterPoint Energy Resources Corp.:
7.88%, 4/01/13	270	304,121
6.15%, 5/01/16	2,100	2,189,689
ConocoPhillips,
4.60%, 1/15/15	13,085	13,896,139
Devon Financing Corp. ULC,
7.88%, 9/30/31	925	1,158,944
Enterprise Products Operating LLC,
6.13%, 10/15/39	3,400	3,284,648
Shell International Finance BV,
4.00%, 3/21/14	11,775	12,287,577
XTO Energy, Inc.,
6.75%, 8/01/37	2,070	2,438,236

		51,411,956

Paper & Forest Products — 0.2%
International Paper Co.,
7.30%, 11/15/39	4,175	4,429,095

Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.,
6.88%, 8/01/47	559	605,936
Eli Lilly & Co.,
3.55%, 3/06/12	4,880	5,078,548
GlaxoSmithKline Capital, Inc.,
4.85%, 5/15/13	7,225	7,755,669
Merck & Co., Inc.:
4.00%, 6/30/15	8,145	8,493,956
6.40%, 3/01/28	1,000	1,103,246
Pfizer, Inc.,
5.35%, 3/15/15(e)	15,960	17,442,764
Roche Holdings, Inc.:
2.26%, 2/25/11(a)(b)	2,365	2,414,863
5.00%, 3/01/14(a)	10,750	11,500,748
Wyeth,
5.50%, 2/15/16	75	80,615

		54,476,345

Road & Rail — 0.1%
Union Pacific Corp.,
7.13%, 2/01/28	2,000	2,213,744

Software — 0.2%
Oracle Corp.:
5.25%, 1/15/16	50	53,993
5.75%, 4/15/18	4,690	5,070,762

		5,124,755

Thrifts & Mortgage Finance — 0.0%
Nationwide Building Society,
4.25%, 2/01/10(a)	675	675,201

Tobacco — 0.2%
Philip Morris International, Inc.,
6.88%, 3/17/14	4,150	4,702,440

Wireless Telecommunication Services — 1.7%
Cellco Partnership/Verizon Wireless Capital LLC,
3.75%, 5/20/11	22,445	23,144,521
Vodafone Group Plc:
7.75%, 2/15/10	3,055	3,078,340
4.15%, 6/10/14	11,790	12,129,363

		38,352,224

Total Corporate Bonds — 22.1%		491,023,125

Foreign Agency Obligations
Achmea Hypotheekbank NV,
3.20%, 11/03/14(a)	9,100	9,082,382
CDP Financial, Inc.,
3.00%, 11/25/14(a)	13,420	13,095,370
Eksportfinans ASA:
3.00%, 11/17/14	10,245	10,088,200
5.50%, 5/25/16	7,150	7,703,331
Japan Finance Corp.,
2.00%, 6/24/11	6,510	6,588,504
Korea Electric Power Corp.,
5.13%, 4/23/34(a)	75	79,380
Kreditanstalt fuer Wiederaufbau,
2.75%, 10/21/14	14,010	13,852,556
Landwirtschaftliche Rentenbank:
5.25%, 7/02/12	2,925	3,160,240
4.38%, 1/15/13	1,975	2,083,789
4.13%, 7/15/13	850	896,176
4.00%, 2/02/15	2,170	2,253,263
Petrobras International Finance Co.:
5.88%, 3/01/18	545	549,584
5.75%, 1/20/20	12,330	12,543,149
The Royal Bank of Scotland Plc,
2.63%, 5/11/12(a)	2,210	2,241,641

Total Foreign Agency Obligations — 3.8%		84,217,565

Foreign Government Obligations
Canada — 2.0%
Canadian Government Bond,
3.75%, 6/01/19	CAD 28,385	27,439,150

70	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
Foreign Government Obligations
Canada (concluded)
Province of Ontario Canada:
1.88%, 11/19/12	USD	8,140	$8,086,513
4.10%, 6/16/14		9,120	9,517,769

			45,043,432

Germany — 1.8%
Bundesrepublik Deutschland,
4.75%, 7/04/40	EUR	25,245	40,121,951

Israel — 0.6%
Israel Government AID Bond:
5.50%, 4/26/24	USD	5,475	5,842,739
5.50%, 9/18/33		6,735	6,654,436

			12,497,175

Mexico — 0.1%
Mexico Government International Bond:
5.63%, 1/15/17		720	750,600
7.50%, 4/08/33		440	504,900

			1,255,500

Qatar — 0.2%
Qatar Government International Bond,
4.00%, 1/20/15(a)		5,060	5,072,650

Total Foreign Government Obligations — 4.7%			103,990,708

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 8.8%
Banc of America Alternative Loan Trust, Series 2004-6, Class 4A1,
5.00%, 7/25/19		5,699	5,385,863
CitiMortgage Alternative Loan Trust, Series 2007-A8, Class A1,
6.00%, 10/25/37		21,120	14,235,992
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A17,
6.00%, 6/25/35		17,269	15,698,255
Series 2005-20CB, Class 3A3,
5.50%, 7/25/35		3,357	3,061,638
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2003-56, Class 4A1,
4.89%, 12/25/33(b)		15,863	15,031,213
Series 2007-J3, Class A10,
6.00%, 7/25/37		14,670	10,758,738
Series 2007-16, Class A1,
6.50%, 10/25/37		8,087	6,558,342
Series 2006-OA5, Class 2A1,
0.43%, 4/25/46(b)		3,502	1,699,138
Series 2006-OA5, Class 3A1,
0.43%, 4/25/46(b)		6,376	2,943,590
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1,
6.00%, 10/25/21		3,971	2,647,586
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1,
5.50%, 8/25/35(b)		3,021	2,604,002
Homebanc Mortgage Trust:
Series 2005-4, Class A1,
0.50%, 10/25/35(b)		6,936	4,690,465
Series 2006-2, Class A1,
0.41%, 12/25/36(b)		7,657	4,460,134
JPMorgan Mortgage Trust:
Series 2007-S1, Class 1A2,
5.50%, 3/25/22		1,532	1,285,321
Series 2006-S2, Class 2A2,
5.88%, 7/25/36		1,898	1,626,018
Residential Accredit Loans, Inc., Series 2006-QO2, Class A1,
0.45%, 2/25/46(b)		4,786	1,960,388
Station Place Securitization Trust, Series 2009-1, Class A,
1.74%, 12/29/10(a)(b)		11,035	10,979,825
Structured Adjustable Rate Mortgage Loan Trust:
Series 2005-19XS, Class 1A1,
0.55%, 10/25/35(b)		5,355	3,222,392
Series 2007-3, Class 2A1,
5.71%, 4/25/47(b)		20,582	13,207,378
WaMu Mortgage Pass-Through Certificates:
Series 2007-OA4, Class 1A,
1.31%, 5/25/47(b)		4,129	2,280,917
Series 2007-OA5, Class 1A,
1.29%, 6/25/47(b)		3,576	1,795,151
Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR15, Class 2A1,
5.11%, 9/25/35(b)		27,517	24,833,019
Series 2006-AR2, Class 2A5,
5.01%, 3/25/36(b)		182	146,804
Series 2006-AR3, Class A4,
5.71%, 3/25/36(b)		22,499	16,615,421
Series 2006-AR12, Class 2A1,
6.10%, 9/25/36(b)		5,065	4,234,410
Series 2006-AR17, Class A1,
5.33%, 10/25/36(b)		8,112	6,023,935
Series 2006-AR18, Class 2A1,
5.71%, 11/25/36(b)		22,278	16,946,754

			194,932,689

Commercial Mortgage-Backed Securities — 18.4%
Banc of America Commercial Mortgage, Inc.:
Series 2001-1, Class A2,
6.50%, 4/15/11		9,789	10,111,937
Series 2005-1, Class A4,
5.14%, 11/10/42(b)		13,880	14,177,483
Series 2002-2, Class A3,
5.12%, 7/11/43		22,670	23,467,884
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A6,
4.83%, 11/11/41		4,540	4,427,730
Chase Commercial Mortgage Securities Corp., Series 2000-3, Class A2,
7.32%, 10/15/32		4,902	5,019,974
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A3,
5.09%, 7/10/37(b)		8,540	8,708,575
CW Capital Cobalt Ltd., Series 2006-C1, Class A2,
5.17%, 8/15/48(f)		14,532	14,673,843
DLJ Commercial Mortgage Corp.:
Series 1998-CG1, Class B1,
6.91%, 6/10/31(b)		3,548	3,547,139
Series 2000-CKP1, Class A1B,
7.18%, 11/10/33		12,439	12,671,350
First Union National Bank Commercial Mortgage, Series 2000-C2, Class A2,
7.20%, 9/15/10		7,192	7,349,940
GE Capital Commercial Mortgage Corp.:
Series 2002-1A, Class A3,
6.27%, 12/10/35		14,170	14,931,547
Series 2002-2A, Class A3,
5.35%, 8/11/36		16,200	16,819,268
Series 2007-C1, Class A2,
5.42%, 12/10/49(f)		18,000	18,120,580
GMAC Commercial Mortgage Securities, Inc.:
Series 2000-C2, Class A2,
7.46%, 6/16/10(b)		6,605	6,701,269
Series 2001-C1, Class A2,
6.47%, 4/15/34		15,676	16,240,068
Series 2000-C3, Class A2,
6.96%, 9/15/35		17,948	18,466,979

DECEMBER 31, 2009	71

Schedule of Investments (continued)	BlackRock Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
Series 2003-C3, Class A3,
4.65%, 4/10/40	USD	1,840	$1,875,777
Series 2003-C2, Class A2,
5.48%, 5/10/40(b)		18,085	18,703,905
Greenwich Capital Commercial Funding Corp.:
Series 2004-GG1, Class A4,
4.76%, 6/10/36		5,255	5,277,418
Series 2007-GG9, Class A2,
5.38%, 3/10/39(f)		20,000	20,260,966
GS Mortgage Securities Corp. II:
Series 2004-GG2, Class A6,
5.40%, 8/10/38(b)		640	628,913
Series 2007-GG10, Class A2,
5.78%, 8/10/45(b)(f)		27,535	28,202,195
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-C1, Class A3,
5.86%, 10/12/11		14,370	14,961,501
Series 2004-CB8, Class A1A,
4.16%, 4/12/14(a)		7,727	7,386,555
Series 2001-CIB3, Class A3,
6.47%, 11/15/35		16,870	17,725,398
Series 2007-LD11, Class A2,
5.80%, 6/15/49(b)(f)		20,000	20,538,560
Merrill Lynch Mortgage Trust, Series 2003-KEY1, Class A4,
5.24%, 11/12/35(b)		7,100	7,204,732
Morgan Stanley Capital I, Series 2007-HQ12, Class A2,
5.63%, 6/12/12(b)		2,895	2,923,802
Prudential Mortgage Capital Funding LLC, Series 2001-ROCK, Class A2,
6.61%, 5/10/34		16,019	16,625,229
Wachovia Bank Commercial Mortgage Trust:
Series 2003-C6, Class A4,
5.13%, 8/15/35(b)		18,000	18,447,930
Series 2005-C21, Class A3,
5.21%, 10/15/44(b)		8,120	8,230,283
Series 2006-C28, Class A2,
5.50%, 10/15/48(f)		22,850	23,299,942

			407,728,672

Interest Only Collateralized Mortgage Obligations — 0.0%
Salomon Brothers Mortgage Securities VI, Inc.:
Series 1987-1,
11.00%, 2/17/17		72	7,289
Series 1987-2,
11.00%, 3/06/17		63	8,715

			16,004

Interest Only Commercial Mortgage-Backed Securities — 0.0%
Chase Commercial Mortgage Securities Corp.,
Series 1997-1, Class X,
0.07%, 4/19/15(b)		2,908	50,961
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C1, Class AX,
1.46%, 6/20/29(a)(b)		6,871	264,060
Series 1997-C2, Class AX,
0.13%, 1/17/35(b)		2,399	15,812
LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class X,
1.33%, 10/15/35(b)		1,236	67,170
Structured Asset Securities Corp., Series 1996-CFL, Class X1,
2.17%, 2/25/28(b)		3,091	181

			398,184

Principal Only Collateralized Mortgage Obligations — 0.0%
Salomon Brothers Mortgage Securities VI, Inc.:
Series 1987-1,
1.30%, 2/17/17(g)		75	68,477
Series 1987-2,
1.77%, 3/06/17(g)		63	55,561

			124,038

Total Non-Agency Mortgage-Backed Securities — 27.2%			603,199,587

Preferred Securities
Capital Trusts
Diversified Financial Services — 0.8%
General Electric Capital Corp.,
6.38%, 11/15/67(b)		5,140	4,458,950
Goldman Sachs Capital II,
5.79%(b)(h)		1,925	1,491,875
JPMorgan Chase & Co.,
7.90%(b)(h)		8,915	9,195,466
JPMorgan Chase Capital XXV,
6.80%, 10/01/37		2,480	2,464,034
Lehman Brothers Holdings Capital Trust VII,
5.86%(c)(d)(h)		1,270	381
ZFS Finance USA Trust I,
6.50%, 5/09/37(a)(b)		1,103	932,035

			18,542,741

Insurance — 1.3%
The Allstate Corp.,
6.13%, 5/15/37(b)		2,755	2,396,850
Chubb Corp.,
6.38%, 3/29/67(b)		6,675	6,207,750
Lincoln National Corp.,
6.05%, 4/20/67(b)		3,075	2,383,125
MetLife, Inc.,
6.40%, 12/15/36		6,525	5,709,375
The Progressive Corp.,
6.70%, 6/15/37(b)		5,535	4,897,750
The Travelers Cos., Inc.,
6.25%, 3/15/37(b)		7,750	7,060,172

			28,655,022

Total Capital Trusts — 2.1%			47,197,763

	Shares
Preferred Securities
Diversified Telecommunication Services — 0.0%
Centaur Funding Corp.,
9.08%, 4/21/20(a)		205	208,331

Total Preferred Securities — 2.1%			47,406,094

	Par (000)
Taxable Municipal Bonds
Belvoir Land LLC, Series A-1,
5.27%, 12/15/47(a)		1,600	1,093,808
The Board of Trustees of The Leland Stanford Junior University,
4.25%, 5/01/16		3,340	3,434,923
Chicago Metropolitan Water Reclamation District-Greater Chicago,
5.72%, 12/01/38		3,470	3,479,577
Irwin Land LLC California RB, Series A-2,
5.30%, 12/15/35(a)		3,415	2,641,673

72	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
Taxable Municipal Bonds
Metropolitan Transportation Authority, New York RB,
7.34%, 11/15/39	USD	4,790	$5,348,754
New York State Dormitory Authority RB, Series F,
5.63%, 3/15/39		3,850	3,674,478
Port Authority of New York & New Jersey RB,
6.04%, 12/01/29		2,845	2,828,527
State of California GO,
7.30%, 10/01/39		5,145	4,862,437
State of California Various Purpose GO,
5.45%, 4/01/15		18,050	18,155,412
State of Texas GO,
5.52%, 4/01/39		9,250	9,022,358

Total Taxable Municipal Bonds — 2.5%			54,541,947

U.S. Government Sponsored Agency Securities
Agency Obligations — 6.8%
Fannie Mae:
5.25%, 8/01/12		14,600	15,580,098
4.63%, 5/01/13		11,815	12,429,734
2.63%, 11/20/14		14,275	14,164,312
Federal Home Loan Bank,
5.38%, 5/15/19		31,715	33,944,913
Freddie Mac:
1.13%, 12/15/11		39,020	38,898,765
1.75%, 6/15/12		9,000	9,039,861
Overseas Private Investment Corp.:
4.09%, 5/29/12		387	382,190
4.30%, 5/29/12		973	973,651
4.64%, 5/29/12		824	823,143
4.68%, 5/29/12		466	457,595
4.87%, 5/29/12		3,546	3,544,502
Resolution Funding Corp. Interest Strip:
4.36%, 7/15/18(g)		2,850	1,971,493
4.42%, 10/15/18(g)		2,850	1,941,554
Small Business Administration Participation Certificates:
Series 1992-20H,
7.40%, 8/01/12		11	11,525
Series 1996-20J,
7.20%, 10/01/16		347	375,830
Series 1997-20B, Class 1,
7.10%, 2/01/17		396	429,372
Tennessee Valley Authority,
5.25%, 9/15/39		16,910	16,755,358

			151,723,896

Collateralized Mortgage Obligations — 2.0%
Fannie Mae:
Series 2004-28, Class PB,
6.00%, 8/25/28		1,826	1,839,226
Series 2006-M2, Class A2A,
5.27%, 10/25/32(b)		11,515	11,809,275
Series 2004-88, Class HA,
6.50%, 7/25/34		5,867	6,208,508
Freddie Mac:
Series 3215, Class EP,
5.38%, 9/15/11		6,562	6,804,136
Series 2594, Class TV,
5.50%, 3/15/14		3,892	4,150,522
Series 1591, Class PK,
6.35%, 10/15/23		3,719	3,980,440
Series 2864, Class NA,
5.50%, 1/15/31		7,877	8,315,365
Series 2996, Class MK,
5.50%, 6/15/35		101	106,575

			43,214,047

Federal Deposit Insurance Corporation Guaranteed — 7.0%
Citibank, N.A.:
1.38%, 8/10/11		37,500	37,599,413
1.75%, 12/28/12		16,225	16,082,252
Citigroup Funding, Inc.:
2.13%, 7/12/12		10,475	10,555,888
1.88%, 10/22/12		20,200	20,123,684
General Electric Capital Corp.:
2.25%, 3/12/12		11,800	11,970,982
2.00%, 9/28/12		12,800	12,816,563
2.13%, 12/21/12		27,350	27,375,354
2.63%, 12/28/12		17,150	17,465,783

			153,989,919

Interest Only Collateralized Mortgage Obligations — 0.1%
Ginnie Mae, Series 2009-26, Class SC,
6.17%, 1/16/38(b)		19,607	2,483,702

Mortgage-Backed Securities — 54.7%
Fannie Mae Mortgage-Backed Securities:
7.00%, 9/01/10-6/01/32		804	861,868
5.50%, 6/01/11-10/01/39		112,465	118,350,791
6.00%, 9/01/11-4/01/35		42,732	45,663,765
4.50%, 12/01/20-1/01/40(e)(i)		147,179	147,948,573
5.00%, 12/01/21-3/01/36		77,064	79,541,581
4.00%, 1/01/25-1/01/40(i)		44,100	43,449,031
5.00%, 1/01/25-1/01/40(i)		136,200	139,947,688
5.50%, 1/01/25-1/01/40(i)		131,900	138,657,031
5.20%, 1/01/31(b)		1,666	1,670,023
6.00%, 3/01/34(e)		44,029	47,028,803
5.07%, 8/01/38(b)		12,791	13,397,987
5.17%, 8/01/38(b)		12,607	13,224,529
4.50%, 4/01/39-9/01/39		81,156	81,088,431
6.00%, 1/01/40(i)		15,100	16,006,000
6.50%, 1/01/40(i)		36,400	38,993,500
Freddie Mac Mortgage-Backed Securities:
4.00%, 7/01/10		2,585	2,612,538
5.50%, 3/01/11-8/01/39		40,455	42,494,825
6.00%, 10/01/11-3/01/38		118,954	126,387,386
6.50%, 6/01/13-7/01/17		89	96,276
8.00%, 11/01/15-10/01/25		9	10,450
5.00%, 2/01/22-4/01/22		11,999	12,589,400
5.00%, 1/01/25-1/01/40(i)		3,500	3,592,656
4.99%, 10/01/35(b)		9,001	9,307,400
5.50%, 1/01/40(i)		16,100	16,864,750
Ginnie Mae Mortgage-Backed Securities:
7.00%, 3/15/13		79	82,225
9.00%, 7/15/18		1	1,583
7.50%, 11/15/29		1	603
5.50%, 3/15/32		24	25,142
6.50%, 4/15/33		249	269,111
6.00%, 12/15/36		683	723,287
5.00%, 1/01/40(i)		47,400	48,747,938
6.50%, 1/01/40(i)		22,200	23,622,188

			1,213,257,359

Total U.S. Government Sponsored Agency Securities — 70.6%			1,564,668,923

U.S. Treasury Obligations
U.S. Treasury Bonds:
7.25%, 5/15/16(j)		11,090	13,728,211
8.13%, 8/15/19-8/15/21(j)		85,345	115,663,295
8.75%, 8/15/20(j)		10,000	14,146,880
8.00%, 11/15/21(j)		22,400	30,502,506
7.13%, 2/15/23(j)		8,000	10,260,000
5.25%, 2/15/29(k)(l)		19,150	20,753,832
3.50%, 2/15/39(j)		7,490	6,134,774
4.25%, 5/15/39(j)		5,695	5,342,622
4.50%, 8/15/39(j)		38,295	37,427,388

DECEMBER 31, 2009	73

Schedule of Investments (continued)	BlackRock Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)			Value
U.S. Treasury Obligations
U.S. Treasury Notes:
1.13%, 12/15/12	USD	40		$39,359
2.13%, 11/30/14(j)		84,640		82,636,571
4.00%, 8/15/18(j)		21,900		22,367,083
3.38%, 11/15/19(j)		61,635		59,285,474
U.S. Treasury Strips,
0.00%, 8/15/20(l)		44,025		28,009,145

Total U.S. Treasury Obligations — 20.1%				446,297,140

Total Long-Term Investments (Cost — $3,681,278,713) — 163.1%				3,616,622,082

	Contracts
Options Purchased
Exchange-Traded Put Options Purchased
3-month Euro$ Futures, Strike Price USD 98.75, Expires 9/13/10		1,605		1,163,625
U.S. Treasury Notes (10 Year), Strike Price $117.00, Expires 2/19/10		683		1,408,687

				2,572,312

Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 1.915% and pay a floating rate based on 3-month LIBOR, Expires 9/02/10, Broker, Morgan Stanley Capital Services, Inc.		18,480	(m)	974,143
Receive a fixed rate of 1.945% and pay a floating rate based on 3-month LIBOR, Expires 9/03/10, Broker, Citibank, N.A.		18,480	(m)	1,009,315
Receive a fixed rate of 2.250% and pay a floating rate based on 3-month LIBOR, Expires 2/25/10, Broker, Morgan Stanley Capital Services, Inc.		10,170	(m)	10,813
Receive a fixed rate of 2.500% and pay a floating rate based on 3-month LIBOR, Expires 3/12/10, Broker, Barclays Bank, Plc		2,520	(m)	51

				1,994,322

Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 1.915% and receive a floating rate based on 3-month LIBOR, Expires 9/02/10, Broker, Morgan Stanley Capital Services, Inc.		18,480	(m)	569,476
Pay a fixed rate of 1.945% and receive a floating rate based on 3-month LIBOR, Expires 9/03/10, Broker, Citibank, N.A.		18,480	(m)	558,386
Pay a fixed rate of 4.500% and receive a floating rate based on 3-month LIBOR, Expires 3/15/10, Broker, Royal Bank of Scotland, Plc		11,340	(m)	846,709
Pay a fixed rate of 5.035% and receive a floating rate based on 3-month LIBOR, Expires 10/15/12, Broker, JPMorgan Chase Bank, N.A.		19,800	(m)	13,281,183
Pay a fixed rate of 5.090% and receive a floating rate based on 3-month LIBOR, Expires 10/29/12, Broker, Credit Suisse International		3,040	(m)	1,993,147
Pay a fixed rate of 5.350% and receive a floating rate based on 3-month LIBOR, Expires 2/04/10, Broker, JPMorgan Chase Bank, N.A.		24,700	(m)	16,109

				17,265,010

Total Options Purchased (Cost — $22,381,689) — 1.0%				21,831,644

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $3,703,660,402*) — 164.1%				3,638,453,726

	Par (000)
TBA Sale Commitments(i)
Fannie Mae Mortgage-Backed Securities:
4.50%, 1/01/25-1/01/40	USD	26,400		(26,512,813)
5.00%, 1/01/25-2/01/40		193,400		(198,907,533)
6.00%, 1/01/25-1/01/40		99,900		(105,911,182)
5.50%, 1/01/40-2/01/40		101,600		(106,279,361)
Freddie Mac Mortgage-Backed Securities,
6.00%, 1/01/25-2/01/40		64,700		(68,507,652)
Ginnie Mae Mortgage-Backed Securities,
6.00%, 1/01/40		600		(634,125)

Total TBA Sale Commitments (Proceeds — $509,931,434) — (22.9)%				(506,752,666)

	Contracts
Options Written
Exchange-Traded Put Options Written
3-month Euro$ Futures, Strike Price USD 98.25, Expires 9/13/10		1,605		(662,062)
U.S. Treasury Notes (10 Year), Strike Price $116.00, Expires 2/19/10		683		(981,813)

				(1,643,875)

Over-the-Counter Call Swaptions Written
Pay a fixed rate of 3.580% and receive a floating rate based on 3-month LIBOR, Expires 1/08/10, Broker, Deutsche Bank AG		7,790	(m)	(917)
Pay a fixed rate of 3.600% and receive a floating rate based on 3-month LIBOR, Expires 2/04/10, Broker, JPMorgan Chase Bank, N.A.		1,900	(m)	(33,421)
Pay a fixed rate of 3.800% and receive a floating rate based on 3-month LIBOR, Expires 2/16/10, Broker, Credit Suisse International		2,500	(m)	(162,852)
Pay a fixed rate of 3.800% and receive a floating rate based on 3-month LIBOR, Expires 5/28/10, Broker, Morgan Stanley Capital Services, Inc.		5,600	(m)	(725,366)
Pay a fixed rate of 4.120% and receive a floating rate based on 3-month LIBOR, Expires 12/20/10, Broker, Deutsche Bank AG		3,500	(m)	(1,028,292)
Pay a fixed rate of 4.800% and receive a floating rate based on 3-month LIBOR, Expires 6/11/10, Broker, Barclays Bank, Plc		9,240	(m)	(5,653,086)
Pay a fixed rate of 4.840% and receive a floating rate based on 3-month LIBOR, Expires 12/02/14, Broker, JPMorgan Chase Bank, N.A.		1,750	(m)	(922,712)
Pay a fixed rate of 4.890% and receive a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, Deutsche Bank AG		2,010	(m)	(1,091,093)

				(9,617,739)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 4.080% and pay a floating rate based on 3-month LIBOR, Expires 1/08/10, Broker, Deutsche Bank AG		7,790	(m)	(214,557)
Receive a fixed rate of 4.100% and pay a floating rate based on 3-month LIBOR, Expires 2/04/10, Broker, JPMorgan Chase Bank, N.A.		1,900	(m)	(190,954)
Receive a fixed rate of 4.120% and pay a floating rate based on 3-month LIBOR, Expires 12/20/10, Broker, Deutsche Bank AG		3,500	(m)	(2,064,335)
Receive a fixed rate of 4.400% and pay a floating rate based on 3-month LIBOR, Expires 2/16/10, Broker, Credit Suisse International		2,500	(m)	(130,046)
Receive a fixed rate of 4.500% and pay a floating rate based on 3-month LIBOR, Expires 3/12/10, Broker, Barclays Bank, Plc		2,520	(m)	(1,002,003)

74	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Contracts			Value
Options Written
Over-the-Counter Put Swaptions Written (concluded)
Receive a fixed rate of 4.500% and pay a floating rate based on 3-month LIBOR, Expires 5/28/10, Broker, Morgan Stanley Capital Services, Inc.		5,600	(m)	$(1,011,529)
Receive a fixed rate of 4.800% and pay a floating rate based on 3-month LIBOR, Expires 6/11/10, Broker, Barclays Bank, Plc		9,240	(m)	(1,214,553)
Receive a fixed rate of 4.840% and pay a floating rate based on 3-month LIBOR, Expires 12/02/14, Broker, JPMorgan Chase Bank, N.A.		1,750	(m)	(1,515,245)
Receive a fixed rate of 4.890% and pay a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, Deutsche Bank AG		2,010	(m)	(1,704,991)
Receive a fixed rate of 5.500% and pay a floating rate based on 3-month LIBOR, Expires 3/15/10, Broker, Royal Bank of Scotland, Plc		11,340	(m)	(74,205)
Receive a fixed rate of 6.035% and pay a floating rate based on 3-month LIBOR, Expires 10/15/12, Broker, JPMorgan Chase Bank, N.A.		19,800	(m)	(7,912,197)
Receive a fixed rate of 6.090% and pay a floating rate based on 3-month LIBOR, Expires 10/29/12, Broker, Credit Suisse International		3,040	(m)	(1,188,464)

				(18,223,079)

Total Options Written (Premiums Received — $39,758,282) — (1.3)%				(29,484,693)

	Par (000)
Borrowed Bond Agreements
Barclays Bank, Plc,
0.02%, 1/13/10	USD	35,764		35,764,172
Barclays Bank, Plc,
0.07%, 1/13/10		7,178		7,178,203
Credit Suisse International,
0.00%, 1/13/10		10,917		10,916,725
JPMorgan Chase Bank, N.A.,
0.05%, 1/13/10		25,858		25,857,869
JPMorgan Chase Bank, N.A.,
0.05%, 1/13/10		10,390		10,389,531
JPMorgan Chase Bank, N.A.,
0.06%, 1/13/10		9,936		9,936,169

Total Borrowed Bond Agreements (Cost — $100,042,669) — 4.5%				100,042,669

Borrowed Bonds
U.S. Treasury Bonds,
8.13%, 5/15/21		(10,390)		(10,389,531)
4.38%, 11/15/39		(9,936)		(9,936,169)
4.38%, 11/15/39		(7,178)		(7,178,203)
U.S. Treasury Notes,
3.38%, 11/15/19		(10,917)		(10,916,725)
3.38%, 11/15/19		(35,764)		(35,764,172)
3.38%, 11/15/19		(25,858)		(25,857,869)

Total Borrowed Bonds (Proceeds — $100,042,669) — (4.5)%				(100,042,669)

Total Investments Net of TBA Sale Commitments and Outstanding Options Written — 139.9%				3,102,216,367
Liabilities in Excess of Other Assets — (39.9)%				(884,757,208)

Net Assets — 100.0%				$2,217,459,159

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,706,761,425

Gross unrealized appreciation	$56,808,983
Gross unrealized depreciation	(125,116,682)

Net unrealized depreciation	$(68,307,699)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(f)	Security held as collateral in connection with the Term Asset-Backed Securities Loan Facility (“TALF”) program.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	Security is perpetual in nature and has no stated maturity date.

(i)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$(12,975,625)	$207,187
Citibank, N.A.	$(5,452,375)	$49,688
Credit Suisse International	$(78,357,776)	$536,239
Deutsche Bank AG	$(29,884,563)	$585,609
Goldman Sachs Bank USA	$158,247,498	$(1,370,465)
JPMorgan Chase Bank, N.A.	$49,309,344	$(330,219)
Morgan Stanley Capital Services, Inc.	$(19,509,513)	$(1,847,552)
UBS AG	$23,622,188	$(83,250)

(j)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(k)	Security, or a portion thereof, subject to financing transactions.

(l)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(m)	One contract represents a notional amount of $10,000.

DECEMBER 31, 2009	75

Schedule of Investments (continued)	BlackRock Total Return Portfolio II

•	Reverse repurchase agreements outstanding as of December 31, 2009 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Credit Suisse International	0.09%	10/26/09	Open	$14,327,364	$14,325,000
JPMorgan Chase Bank, N.A.	0.05%	10/27/09	Open	$23,853,903	23,851,750
Barclays Bank, Plc	0.15%	11/03/09	Open	$6,474,563	6,472,998
Barclays Bank, Plc	0.12%	11/05/09	Open	$11,982,736	11,980,500
Barclays Bank, Plc	0.14%	11/10/09	Open	$14,775,309	14,772,379
Barclays Bank, Plc	0.14%	11/10/09	Open	$14,364,398	14,361,550
Credit Suisse International	0.10%	11/13/09	Open	$5,558,705	5,557,964
Credit Suisse International	0.16%	11/30/09	Open	$15,052,074	15,050,000
JPMorgan Chase Bank, N.A.	0.18%	12/04/09	Open	$23,217,134	23,214,000
JPMorgan Chase Bank, N.A.	0.06%	12/11/09	1/13/10	$142,212,884	142,205,062
JPMorgan Chase Bank, N.A.	0.09%	12/11/09	1/13/10	$84,137,778	84,130,838
JPMorgan Chase Bank, N.A.	0.12%	12/11/09	1/13/10	$44,443,970	44,439,081
JPMorgan Chase Bank, N.A.	0.12%	12/11/09	1/13/10	$4,027,943	4,027,500
JPMorgan Chase Bank, N.A.	0.05%	12/14/09	1/13/10	$14,092,790	14,092,203
JPMorgan Chase Bank, N.A.	0.15%	12/14/09	1/13/10	$10,372,390	10,371,094
JPMorgan Chase Bank, N.A.	0.15%	12/14/09	1/13/10	$17,444,068	17,441,888
JPMorgan Chase Bank, N.A.	0.15%	12/22/09	1/13/10	$5,565,510	5,565,000
JPMorgan Chase Bank, N.A.	0.08%	12/22/09	1/13/10	$3,438,393	3,438,225
Barclays Bank, Plc	0.14%	12/23/09	1/13/10	$12,466,018	12,465,000
JPMorgan Chase Bank, N.A.	0.15%	12/24/09	1/13/10	$47,093,924	47,090,000

Total					$514,852,032

•	The following is a summary of outstanding TALF as of December 31, 2009:

Number of Loans	Aggregate Amount of Loans	Range of Maturity Dates	Range of Interest Rates	Value of Eligible Securities
6	$103,812,618	8/28/14-11/25/14	3.54%-3.87%	$125,096,086

•	Foreign currency exchange contracts as of December 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	52,683,786	EUR	35,441,500	Citibank, N.A.	1/20/10	$1,877,668
USD	32,019,441	CAD	33,269,000	Goldman Sachs Bank USA	1/27/10	208,131

Total						$2,085,799

•	Financial futures contracts sold as of December 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation
759	U.S. Treasury Notes (2 Year)	March 2010	$164,145,609	$753,515
2,534	U.S. Treasury Notes (5 Year)	March 2010	$289,846,047	4,339,106
637	U.S. Treasury Notes (10 Year)	March 2010	$73,543,641	1,280,447
248	U.S. Treasury Bonds	March 2010	$28,613,000	1,449,907

Total				$7,822,975

•	Interest rate swaps outstanding as of December 31, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)
1.75%(a)	3-month LIBOR	Goldman Sachs Bank USA	June 2011	USD 20,700	$233,194
2.25%(b)	3-month LIBOR	Deutsche Bank AG	December 2012	USD 30,470	(207,437)
4.32%(a)	3-month LIBOR	Citibank, N.A.	July 2013	USD 45,300	4,025,508
2.79%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	November 2014	USD 14,530	48,598
2.37%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	December 2014	USD 93,100	(2,277,366)
2.63%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	December 2014	USD 96,700	(1,257,273)
4.10%(a)	3-month LIBOR	Bank of America, N.A.	June 2019	USD 30,800	556,659
3.73%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	August 2019	USD 13,600	(33,901)
3.71%(a)	3-month LIBOR	Barclays Bank, Plc	August 2019	USD 29,500	(129,615)
3.50%(a)	3-month LIBOR	Bank of America, N.A.	September 2019	USD 38,800	(974,504)
3.47%(a)	3-month LIBOR	Royal Bank of Scotland, Plc	September 2019	USD 55,000	(1,542,126)
3.12%(b)	3-month LIBOR	Barclays Bank, Plc	October 2019	USD 69,200	2,234,154
5.49%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	October 2019	USD 44,400	(4,466,177)

76	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock Total Return Portfolio II

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
3.60%(a)	3-month LIBOR	Citibank, N.A.	November 2019	USD	6,400	$(163,309)
3.50%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	November 2019	USD	7,700	260,080
3.46%(b)	3-month LIBOR	Bank of America, N.A.	November 2019	USD	12,965	483,576
3.31%(a)	3-month LIBOR	Barclays Bank, Plc	December 2019	USD	73,400	(3,767,327)
3.31%(a)	3-month LIBOR	Royal Bank of Scotland, Plc	December 2019	USD	11,200	(572,567)
3.40%(b)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	74,000	3,267,220
3.62%(a)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	21,100	(548,325)
3.50%(a)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	9,300	(340,715)
3.55%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	December 2019	USD	10,500	(338,724)
3.66%(b)	3-month LIBOR	Credit Suisse International	December 2019	USD	19,500	462,235
3.70%(a)	3-month LIBOR	Credit Suisse International	December 2019	USD	23,500	(482,308)
4.42%(c)	3-month LIBOR	JPMorgan Chase Bank, N.A.	August 2020	USD	31,600	(762,192)
4.24%(c)	3-month LIBOR	JPMorgan Chase Bank, N.A.	August 2020	USD	9,575	(119,496)
4.35%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	July 2039	USD	17,700	173,048
3.50%(b)	3-month LIBOR	Barclays Bank, Plc	March 2040	USD	6,900	1,224,939

Total						$(5,014,151)

(a)	Portfolio pays floating interest rate and receives fixed rate.

(b)	Portfolio pays fixed interest rate and receives floating rate.

(c)	Portfolio pays fixed interest rate and receives floating rate at expiration date.

•	Credit default swaps on single-name issues - sold protection outstanding as of December 31, 2009 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
Rogers Cable, Inc.	1.02%	Morgan Stanley Capital Services, Inc.	December 2014	BBB	USD	14,200	$16,611

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

DECEMBER 31, 2009	77

Schedule of Investments (concluded)	BlackRock Total Return Portfolio II

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Asset Backed Securities	—	$214,645,329	$6,631,664	$221,276,993
Corporate Bonds	—	491,023,125	—	491,023,125
Foreign Agency Obligations	—	84,217,565	—	84,217,565
Foreign Government Obligations	—	103,990,708	—	103,990,708
Non-Agency Mortgage-Backed Securities	—	592,219,762	10,979,825	603,199,587
Preferred Securities	$208,331	47,197,763	—	47,406,094
Taxable Municipal Bonds	—	54,541,947	—	54,541,947
U.S. Government Sponsored Agency Securities	—	1,558,487,842	6,181,081	1,564,668,923
U.S. Treasury Obligations	—	446,297,140	—	446,297,140
Liabilities:
TBA Sale Commitments	—	(506,752,666)	—	(506,752,666)
Other Financial Instruments[1] :
Assets	10,395,287	134,373,622	—	144,768,909
Liabilities	(1,643,875)	(144,985,161)	(104,694,306)	(251,323,342)

Total	$8,959,743	$3,075,256,976	$(80,901,736)	$3,003,314,983

[1]

Other financial instruments are options purchased, options written, foreign currency exchange contracts, financial futures contracts, swaps, borrowed bond agreements, borrowed bonds and TALF loans. Foreign currency exchange contracts, financial futures contracts and swaps are shown at the unrealized appreciation/depreciation on the instrument and options purchased, options written, borrowed bond agreements, borrowed bonds and TALF loans are shown at market value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset- Backed Securities	Non-Agency Mortgage-Backed Securities	Total
Balance, as of September 30, 2009	$6,631,664	—	$6,631,664
Accrued discounts/premiums	2,187	—	2,187
Realized gain/loss	—	—	—
Change in unrealized appreciation/depreciation[3]	(2,187)	—	(2,187)
Net purchases/sales	—	$10,979,825	10,979,825
Transfers in/out of Level 3	—	—	—

Balance, as of December 31, 2009	$6,631,664	$10,979,825	$17,611,489

	U.S. Government Sponsored Agency Obligations	Other Financial Instruments[2]	Total
Balance, as of September 30, 2009	$6,152,388	$(59,546,526)	$(53,394,138)
Accrued discounts/premiums	—	—	—
Realized gain/loss	—	—	—
Change in unrealized appreciation/depreciation[3]	28,693	1,324,696	1,353,389
Net purchases/sales	—	(46,472,476)	(46,472,476)
Transfers in/out of Level 3	—	—	—

Balance, as of December 31, 2009	$6,181,081	$(104,694,306)	$(98,513,225)

[2]	Other financial instruments are swaps and TALF loans.

[3]	The change in unrealized appreciation/depreciation on securities still held at December 31, 2009 was $1,351,202.

78	DECEMBER 31, 2009

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of BlackRock Funds II

Date: February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: February 23, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: February 23, 2010